As filed with the Securities and Exchange                 File No. 333-05173
Commission on September 30, 1998                          File No. 811-7651

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 6

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 7

                         AETNA VARIABLE PORTFOLIOS, INC.

             151 Farmington Avenue RE4A, Hartford, Connecticut 06156
                                 (860) 275-2032

                            Amy R. Doberman, Counsel
                       Aeltus Investment Management, Inc.
                242 Trumbull Street, Hartford, Connecticut 06103
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:


     [X]   on October 1, 1998 pursuant to paragraph (b)

                         Aetna Variable Portfolios, Inc.
                              Cross-Reference Sheet

    Form N-1A                                                                         Caption in Prospectus
     Item No.                               Part A

        1           Cover Page...........................................   Cover Page

        2           Synopsis.............................................   Not applicable

        3           Condensed Financial Information......................   Financial Highlights

        4           General Description of Registrant....................   Cover Page
                                                                            The Fund
                                                                            Description of the Variable
                                                                              Portfolios
                                                                            Investment Techniques
                                                                            Risk Factors and Other
                                                                              Considerations
                                                                            Concentration

        5           Management of the Fund...............................   Management of the Variable
                                                                              Portfolios

        5A          Management's Discussion of Fund Performance..........
                                                                            Not applicable

        6           Capital Stock and Other Securities...................   Purchase and Redemption of
                                                                              Shares
                                                                            Net Asset Value
                                                                            General Information
                                                                            Tax Matters

        7           Purchase of Securities Being Offered.................   The Fund
                                                                            Purchase and Redemption of
                                                                              Shares
                                                                            Net Asset Value

        8           Redemption or Repurchase.............................   Purchase and Redemption of
                                                                              Shares
                                                                            Net Asset Value

        9           Pending Legal Proceedings............................   Not applicable

                         Aetna Variable Portfolios, Inc.
                              Cross-Reference Sheet

Form N-1A Item No.                                                               Caption in Statement of Additional
                                            Part B                                          Information
        10          Cover Page...........................................   Cover Page

        11          Table of Contents....................................   Table of Contents

        12          General Information and History......................   General Information and History

        13          Investment Objectives and Policies...................   Additional Investment Restrictions
                                                                              and Policies of the Variable
                                                                              Portfolios
                                                                            Description of Various Securities and
                                                                              Investment Techniques

        14          Management of the Fund...............................   Directors and Officers

        15          Control Persons and Principal Holders of Securities..   Control Persons and Principal
                                                                              Shareholders

        16          Investment Advisory and Other Services...............   The Investment Advisory Agreement The
                                                                            Administrative Services
                                                                              Agreement
                                                                            Custodian
                                                                            Independent Auditors

        17          Brokerage Allocation and Other Practices.............   Brokerage Allocation and Trading
                                                                              Polices

        18          Capital Stock and Other Securities...................   Description of Shares
                                                                            Purchase and Redemption of Shares
                                                                            Voting Rights

        19          Purchase, Redemption and Pricing of Securities Being
                    Offered..............................................   Purchase and Redemption of Shares
                                                                            Net Asset Value

        20          Tax Status...........................................   Tax Status

        21          Underwriters.........................................   Principal Underwriter

        22          Calculation of Performance Data......................   Performance Information

        23          Financial Statements.................................   Financial Statements

                                     Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                  Part A and B

The Prospectus is incorporated into Part A of this Post-Effective Amendment No. 6 by reference to the Fund's filing under Rule 497(j) under the Securities Act of 1933 (1933 Act), as filed electronically on May 4, 1998 (Accession No. 0000950146-98-0000761). The Statement of Additional Information is incorporated into Part B of this Post-Effective Amendment No. 6 by reference to the Fund's filing under Rule 497(j) under the 1933 Act as filed electronically on May 4, 1998 (Accession No. 0000950146-98-0000761).

                        AETNA VARIABLE PORTFOLIOS, INC.

                       Supplement dated October 1, 1998


The information in this Supplement for Aetna Variable Portfolios, Inc. (Fund) updates and amends the information contained in the Prospectus dated May 1, 1998. This Supplement should be read with the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus.

The following replaces the last sentence of the third paragraph of the section entitled "Investment Techniques--Options, Futures and Other Derivative Instruments" on page 13:

Each Portfolio may invest up to 30% of its assets in lower risk derivatives for hedging or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Forward exchange contracts are not subject to this 30% limitation.

The following replaces the sections entitled "Performance--Performance of Similarly Managed Funds" and "Performance--Private Account Performance" on pages 17 through 19:

Performance of Similarly Managed Funds

Small Company, International, Index Plus Large Cap and Growth are recently organized and do not yet have long-term performance records. However, these Portfolios have the same investment objective and follow substantially the same investment strategies as certain series of an investment company registered under the Investment Company Act of 1940 (1940 Act) whose shares are currently sold to the public (public fund) and are managed by Aeltus.

Set forth below is the historical performance of each comparable series of the public fund. Investors should not consider the performance data of the series of the public fund as an indication of the future performance of the Portfolios. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the series of the public fund, and not those paid by the Portfolios. The results shown reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the Portfolios to calculate their own performance.

The figures also do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of the VA Contracts and VLI Policies. Investors should refer to the separate account prospectus describing the VA Contracts and VLI Policies for information pertaining to these insurance fees and charges. The insurance separate account fees decrease the performance of the Portfolios.


Each Portfolio calculates average annual total return by determining the redemption value at the end of specified periods (assuming reinvestment of all dividends and distributions) of a $1,000 investment in the Portfolio at the beginning of the period, deducting the initial $1,000 investment, annualizing the increase or decrease over the specified period and expressing the result as a percentage.

The performance of the Portfolios may, from time to time, be compared to that of other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.


The following table shows average annual total returns for the period ended June 30, 1998 for the Portfolios, the comparable series and their respective benchmark indices.





                                                                                            Since
SMALL COMPANY                                       1 Year        3 Years                 Inception
Aetna Variable Portfolios, Inc., Small Company
 (unaudited)                                         23.77%          N/A               27.97% (12/27/96)
Aetna Series Fund, Inc., Aetna Small Company Fund
 (Class I) (unaudited)                               23.23%        24.62%              22.32% (12/23/93)
Russell 2000 Index                                   16.50%        18.85%                     N/A

                                                                                                   Since
INTERNATIONAL                                       1 Year      3 Years     5 Years              Inception
Aetna Variable Portfolios, Inc., International
 (unaudited)                                          N/A         N/A          N/A            25.21% (12/22/97)*
Aetna Series Fund, Inc., Aetna International
 Fund (Class I) (unaudited)                          21.20%      23.62%      16.73%           12.68% (12/27/91)
MSCI-EAFE Index                                       6.38%      11.01%      10.34%                  N/A


                                                                        Since
INDEX PLUS LARGE CAP                           1 Year                 Inception
Aetna Variable Portfolios, Inc., Index Plus
 Large Cap (unaudited)                         31.24%              36.44% (09/16/96)
Aetna Series Fund, Inc., Aetna Index Plus
 Large Cap Fund (Class I) (unaudited)          31.83%              34.16% (12/10/96)
S&P 500 Stock Index                            30.16%                      N/A


                                                                                               Since
GROWTH                                                  1 Year       3 Years                 Inception
Aetna Variable Portfolios, Inc., Growth (unaudited)     40.96%         N/A                38.82% (12/13/96)
Aetna Series Fund, Inc., Aetna Growth Fund
 (Class I) (unaudited)                                  32.63%        27.70%              24.29% (12/23/93)
S&P 500 Stock Index                                     30.16%        30.24%                     N/A

* not annualized


Private Account Performance

Index Plus Large Cap, Value Opportunity, Growth, Index Plus Bond and High Yield are recently organized and do not yet have long-term performance records. However, each of those Portfolios has an investment objective, policies and strategies which are substantially similar to those employed by Aeltus with respect to certain Private Accounts. The performance of Index Plus Large Cap, Value Opportunity, Growth, Index Plus Bond and High Yield may vary from the Private Account performance because the Private Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which if applicable, may have adversely affected the performance results of the Private Accounts.

The Private Account Performance data, shown below, was calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR). AIMR is a non-profit membership and education organization that, among other things, has formulated a set of performance presentation standards for investment advisers.


The Private Account performance figures are time-weighted rates of return which include all dividends and interest, accrued income and realized and unrealized gains and losses. The results also reflect the reinvestment of dividends and distributions. All returns reflect the deduction of investment advisory fees and brokerage commissions paid by Aeltus' Private Accounts, but do not reflect the deduction of custodian fees. Cash and cash equivalents are included in performance returns. The historical fees and expenses paid by the Private Accounts are significantly lower than those paid by any Portfolio. Had Portfolio-level expenses been charged to the Private Accounts, performance would have been lower.

The following table shows average annual total returns for the period ended June 30, 1998 for the Portfolios, the comparable Private Accounts and their respective benchmark indices. Investors should not consider the performance data of these Private Accounts as an indication of the future performance of a Portfolio.

PRIVATE ACCOUNT AND FUND PERFORMANCE (Unaudited)



                                                                             Since
INDEX PLUS LARGE CAP                1 Year        5 Years                  Inception
Aetna Variable Portfolios, Inc.,
 Index Plus Large Cap               31.24%          N/A               36.44% (9/16/96)
Index Plus Large Cap Composite      32.68%        24.41%                     N/A
S&P 500 Stock Index                 30.16%        23.08%                     N/A


                                                                           Since
VALUE OPPORTUNITY                   1 Year       5 Years                 Inception
Aetna Variable Portfolios, Inc.,
 Value Opportunity                  30.16%          N/A               35.46% (12/13/96)
Value Opportunity Composite         19.92%        21.57%                     N/A
S&P 500 Stock Index                 30.16%        23.08%                     N/A


                                                                                                 Since
GROWTH                                      1 Year       5 Years       10 Years                Inception
Aetna Variable Portfolios, Inc., Growth     40.96%          N/A           N/A              38.82% (12/13/96)
Growth Composite                            36.17%        24.16%        20.28%                     N/A
S&P 500 Stock Index                         30.16%        23.08%        18.56%                     N/A


                                                12/31/97
                                                Through                               Since
HIGH YIELD                                      6/30/98*     1 Year                 Inception*
Aetna Variable Portfolios, Inc., High Yield     7.12%          N/A               8.73% (12/10/97)
High Yield Account                              7.24%        19.25%                    N/A
Merrill Lynch High Yield Index                  4.51%        11.40%                    N/A


                                   12/31/97
                                   Through                                                         Since
INDEX PLUS BOND                     6/30/98*      1 Year      5 Years      10 Years               Inception*
Aetna Variable Portfolios, Inc.,
 Index Plus Bond                    3.76%          N/A          N/A         N/A               4.08% (12/18/97)
Index Plus Bond Composite           4.01%        10.28%        7.05%       9.15%                     N/A
LBAB Index                          3.93%        10.54%        6.88%       9.07%                     N/A

* not annualized



The following new information is added prior to the section entitled "Management of the Variable Portfolios--Portfolio Management" on page 20:

Subadviser Effective October 1, 1998, Bradley, Foster & Sargent, Inc. ("Bradley") has been appointed subadviser to Value Opportunity pursuant to an agreement entered into by Aeltus, the Fund on behalf of Value Opportunity, and Bradley. Bradley is a Connecticut corporation organized in 1993, with its primary office located at City Place II--185 Asylum Street, Hartford, Connecticut 06103, and is registered with the SEC as an investment adviser. While Bradley has not previously served as an investment adviser or subadviser to a mutual fund, it does manage private client assets as well as 401(k), profit sharing and other retirement plan assets. As of June 1, 1998, Bradley managed in excess of $350 million.

The Subadvisory Agreement gives Bradley broad latitude to select securities for Value Opportunity consistent with the investment objective and policies of that Portfolio, and subject to Aeltus' oversight. The Agreement contemplates that Bradley will be responsible only for making and communicating investment decisions. Aeltus will remain responsible for all other aspects of managing and administering Value Opportunity, including trade execution.

The Subadvisory Agreement for Value Opportunity provides that, for the duration of the Agreement, Aeltus will pay Bradley a subadvisory fee, to be paid monthly at an annual rate of 0.15% of the Portfolio's average daily net assets on the first $250 million of assets, and 0.10% of the Portfolio's average daily net assets on assets above $250 million.



The following replaces the section entitled "Management of the Variable Portfolios--Value Opportunity" on page 20:

Value Opportunity Peter Canoni, Principal, Bradley, Foster & Sargent, Inc., has been managing the Portfolio since October 1, 1998. Before joining Bradley, Mr. Canoni was a Managing Director of Aeltus and the portfolio manager of Value Opportunity from its inception in December 1996 through August 3, 1998. Mr. Canoni had been with the Aetna organization since 1980 and has over 26 years of investment experience.

The following new paragraph is added at the end of the section entitled "Purchase and Redemption of Shares" on page 22:

The Fund is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Fund and each Portfolio reserves the right to reject any specific purchase or exchange request, including a request made by a market timer.


The following replaces the reference to "Transfer, Dividend Disbursing and Redemption Agent" on the back cover of the Prospectus:


TRANSFER, DIVIDEND DISBURSING
AND REDEMPTION AGENT

First Data Investors Services Group, Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

   The following financial information replaces the section entitled "Financial Highlights" on pages 3 through 7:


                             FINANCIAL HIGHLIGHTS

   The selected data presented below for the periods ended December 31, 1997 is obtained from the Financial Statements of Aetna Variable Portfolios, Inc., which have been audited by KPMG Peat Marwick LLP, independent auditors. The selected data presented below for the six months ended June 30, 1998 have been taken from the records of the Portfolios, which are unaudited.

   Additional information about the performance of the Portfolios included in this table is contained in the Fund's Annual and Semi-Annual Reports dated December 31, 1997 and June 30, 1998, respectively. The Fund's Annual Reports, the Independent Auditors' Reports thereon and the Fund's Semi-Annual Reports are incorporated herein by reference and are available, without charge, by writing to the Fund at the address listed on the cover of this Prospectus or by calling 1-800-525-4225.

   (for one outstanding share throughout each period)

                                                                    Growth                              International
                                                    -----------------------------------------     --------------------------
                                                     Six month                  Period from       Six month      Period from
                                                    period ended                  Dec. 13,       period ended     Dec. 22,
                                                      June 30,     Year ended     1996 to          June 30,        1997 to
                                                        1998        Dec. 31,      Dec. 31,           1998         Dec. 31,
                                                    (Unaudited)       1997          1996         (Unaudited)        1997
                                                    -----------       ----          ----         -----------        ----
   Net asset value, beginning of period               $ 9.846       $10.146        $10.000         $10.274          $10.000
                                                      -------       -------        -------         -------          -------
   Income From Investment Operations:
   Net investment income                                0.017         0.039          0.011           0.089           (0.002)
   Net realized and change in unrealized gain or
    loss on investments                                 2.253         3.271          0.147           2.163            0.276
                                                      -------       -------        -------         -------          -------
   Total from investment operations                     2.270         3.310          0.158           2.252            0.274
                                                      -------       -------        -------         -------          -------
   Less Distributions:
   From net investment income (loss)                       --        (0.034)        (0.012)         (0.011)              --
   From net realized gains on investments                  --        (3.576)            --              --               --
                                                      -------      --------       --------         -------          -------
   Total distributions                                     --        (3.610)        (0.012)         (0.011)              --
                                                      -------      --------       --------         -------          -------
   Net asset value, end of period                     $12.116       $ 9.846        $10.146         $12.515          $10.274
                                                      =======      ========       ========         =======          -------
   Total Return*                                        23.05%        33.01%          1.57%          21.92%            2.74%
   Net assets, end of period (000's)                  $48,596       $ 5,964        $ 5,175         $19,198          $15,412
   Ratio of total expenses to average net assets         0.75%(1)      0.75%          0.67%(1)        1.15%(1)         1.15%(1)
   Ratio of net investment income (loss) to
    average net assets                                   0.57%(1)      0.29%          1.99%(1)        1.46%(1)        (0.98)%(1)
   Ratio of net expense before reimbursement
    and waiver to average net assets                       --            --             --            1.44%(1)           --
   Ratio of net investment income before
    reimbursement and waiver to average net
    assets                                                 --            --             --            1.17%(1)           --
   Portfolio turnover rate                              74.97%       207.41%          1.97%          80.86%            0.71%
   Average commission rate paid per share on
    equity securities traded                          $0.0414       $0.0589        $0.0364         $0.0250          $0.0440


   (1) Annualized.
   * The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

               (for one outstanding share throughout each period)

                                                                Mid Cap                            Small Company
                                                   ------------------------------   -----------------------------------------
                                                       Six month      Period from    Six month                    Period from
                                                     period ended       Dec. 17,    period ended                    Dec. 27,
                                                       June 30,         1997 to       June 30,       Year ended     1996 to
                                                         1998           Dec. 31,        1998          Dec. 31,      Dec. 31,
                                                      (Unaudited)         1997      (Unaudited)         1997          1996
                                                      -----------         ----      -----------         ----          ----
   Net asset value, beginning of period               $102.167           $10.000       $12.770        $10.113         $10.000
                                                       -------           -------       -------        --------       --------
   Income From Investment Operations:
   Net investment income                                 0.002             0.009         0.029          0.042           0.008
   Net realized and change in unrealized gain or
    loss on investments                                  1.083             0.171         0.881          3.439           0.115
                                                       -------           -------       -------        --------       --------
   Total from investment operations                      1.085             0.180         0.910          3.481           0.123
                                                       -------           -------       -------        --------       --------
   Less Distributions:
   From net investment income                           (0.002)           (0.013)       (0.005)        (0.030)         (0.010)
   From net realized gains on investments                   --                --        (0.043)        (0.794)             --
                                                       -------           -------       -------       --------        --------
   Total distributions                                  (0.002)           (0.013)       (0.048)        (0.824)         (0.010)
                                                       -------           -------       -------       --------        --------
   Net asset value, end of period                      $11.250           $10.167       $13.632        $12.770         $10.113
                                                       ========          ========      =======       ========        ========
   Total Return*                                         10.63%             1.80%         7.13%         34.49%           1.23%
   Net assets, end of period (000's)                   $ 5,625           $ 5,084      $ 75,200        $18,102         $ 5,158
   Ratio of total expenses to average net assets          0.95%(1)          0.95%(1)      0.89%(1)       0.90%           0.55%(1)
   Ratio of net investment income to average net
    assets                                                0.05%(1)          2.10%(1)      0.84%(1)       0.78%           5.96%(1)
   Ratio of net expense before reimbursement
    and waiver to average net assets                      1.05%(1)            --            --             --              --
   Ratio of net investment income (loss) before
    reimbursement and waiver to average net
    assets                                               (0.05)%(1)           --            --             --              --
   Portfolio turnover rate                               81.58%             0.95%        99.35%        180.25%             --
   Average commission rate paid per share on
    equity securities traded                           $0.0384           $0.0286      $ 0.0489        $0.0519              --

   (1) Annualized.
   * The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

           Value Opportunity                        Real Estate                             High Yield
----------------------------------------    ----------------------------           ----------------------------
  Six month                  Period from       Six month     Period from            Six month
 period ended                  Dec. 13,      period ended      Dec. 15,            period ended    Period from
   June 30,     Year ended     1996 to         June 30,        1997 to               June 30,     Dec. 10, 1997
     1998        Dec. 31,      Dec. 31,          1998          Dec. 31,                1998             to
 (Unaudited)       1997          1996         (Unaudited)        1997              (Unaudited)    Dec. 31, 1997
 -----------       ----          ----         -----------        ----              -----------    -------------
    $11.916      $10.199       $10.000          $10.306         $10.000             $10.098          $10.000
    -------      -------       -------          -------         -------             -------          -------
      0.053        0.107         0.015            0.206           0.050               0.509            0.050
      1.409        3.899         0.200           (0.598)          0.309               0.209            0.098
    -------      -------       -------          -------         -------             -------          -------
      1.462        4.006         0.215           (0.392)          0.359               0.718            0.148
    -------      -------       -------          -------         -------             -------          -------
     (0.006)      (0.104)       (0.016)              --          (0.053)             (0.049)          (0.050)
     (0.081)      (2.185)           --               --             --               (0.020)              --
    -------      -------       -------          -------         -------             -------          -------
     (0.087)      (2.289)       (0.016)              --          (0.053)             (0.069)          (0.050)
    -------      -------       -------          -------         -------             -------          -------
    $13.291      $11.916       $10.199          $ 9.914         $10.306             $10.747          $10.098
    =======      =======       =======          =======         =======             =======          =======
     12.28%        39.36%         2.15%           (3.88)%          3.59%               7.12%            1.48%
    $56,595      $ 9,147       $ 5,202          $ 5,837         $ 5,153             $11,069          $10,098
      0.74%(1)      0.75%         0.67%(1)         0.95%(1)        0.95%(1)            0.80%(1)         0.80%(1)
      1.25%(1)      1.06%         2.73%(1)         4.75%(1)        9.99%(1)            8.99%(1)         7.81%(1)
         --           --            --             1.07%(1)          --                0.86%(1)           --
         --           --            --             4.63%(1)          --                8.93%(1)           --
     66.64%       187.84%           --            29.38%             --               96.58%           69.39%
    $0.0593      $0.0599       $0.0300          $0.0525         $0.0448                  --               --

               (for one outstanding share throughout each period)

                                                       Index Plus Bond                      Index Plus Large Cap
                                               ------------------------------   -------------------------------------------
                                                Six month                        Six month                     Period from
                                               period ended     Period from     period ended                    Sept. 16,
                                                 June 30,      Dec. 18, 1997      June 30,      Year ended       1996 to
                                                   1998              to             1998         Dec. 31,        Dec. 31,
                                               (Unaudited)     Dec. 31, 1997    (Unaudited)        1997            1996
                                               --------------- --------------   ---------------------------- --------------
   Net asset value, beginning of period           $10.006         $10.000         $ 14.017       $ 10.906         $10.000
                                                  -------         -------         --------       --------         -------
   Income From Investment Operations:
   Net investment income                            0.289           0.022            0.065          0.102           0.047
   Net realized and change in unrealized gain
    or loss on investments                          0.090           0.005            2.550          3.594           0.919
                                                  -------         -------         --------       --------         -------
   Total from investment operations                 0.379           0.027            2.615          3.696           0.966
                                                  -------         -------         --------       --------         -------
   Less Distributions:
   From net investment income                      (0.066)         (0.021)          (0.006)        (0.096)         (0.047)
   From net realized gains on investments              --              --           (0.091)        (0.489)         (0.013)
                                                  -------         -------         --------       --------         -------
   Total distributions                             (0.066)         (0.021)          (0.097)        (0.585)         (0.060)
                                                  -------         -------         --------       --------         -------
   Net asset value, end of period                 $10.319         $10.006         $ 16.535       $ 14.017         $10.906
                                                  =======         =======         ========       ========         =======
   Total Return*                                     3.76%           0.27%           18.66%         33.89%           9.64%
   Net assets, end of period (000's)              $15,602         $15,009         $281,057       $132,517         $19,410
   Ratio of total expenses to average net
    assets                                           0.45%(1)        0.45%(1)         0.48%(1)       0.50%           0.50%(1)
   Ratio of net investment income to average
    net assets                                       5.79%(1)        5.23%(1)         1.11%(1)       1.38%           1.89%(1)
   Ratio of net expense before reimbursement
    and waiver to average net assets                 0.48%(1)          --               --             --              --
   Ratio of net investment income before
    reimbursement and waiver to average net
    assets                                           5.76%(1)          --               --             --              --
   Portfolio turnover rate                           3.09%             --            54.54%         76.83%           5.18%
   Average commission rate paid per share on
    equity securities traded                           --              --         $ 0.0418       $ 0.0372         $0.0358

   (1) Annualized.
   * The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

      Index Plus Mid Cap                  Index Plus Small Cap
----------------------------        -------------------------------
  Six month      Period from          Six month         Period from
 period ended      Dec. 16,          period ended         Dec. 19,
   June 30,        1997 to             June 30,           1997 to
     1998          Dec. 31,              1998             Dec. 31,
 (Unaudited)         1997            (Unaudited)            1997
 -----------         ----            -----------            ----
   $10.342         $10.000             $10.423            $10.000
    ------         --------             -------            -------
     0.029           0.006               0.013              0.007
     0.960           0.344               0.451              0.426
   -------         -------             -------            -------
     0.989           0.350               0.464              0.433
   -------         -------             -------            -------
        --          (0.008)                 --             (0.010)
        --              --                  --                 --
   -------         -------            --------           --------
        --          (0.008)                 --             (0.010)
   -------         -------            --------           --------
   $11.331         $10.342             $10.887            $10.423
   =======         =======            ========           ========
      9.57%           3.50%               4.51%              4.33%
   $ 8,814         $ 7,756             $ 8,630            $ 7,817
     0.60%(1)         0.60%(1)            0.60%(1)           0.60%(1)
     0.57%(1)         1.37%(1)            0.31%(1)           1.90%(1)
     0.65%(1)           --                0.65%(1)            --
     0.52%(1)           --                0.26%(1)            --
     76.84%             --               62.97%               --
   $0.0249         $0.0481             $0.0252            $0.0797






X.AETNA-98-4                                                 October 1998

                        AETNA VARIABLE PORTFOLIOS, INC.

              Supplement dated October 1, 1998 to the Statement of
                    Additional Information dated May 1, 1998

The information in this Supplement for Aetna Variable Portfolios, Inc. (Fund) updates and amends the information contained in the Statement of Additional Information (Statement) dated May 1, 1998 and should be read with that Statement and the Fund's Prospectus.


The following replaces the first table in the section entitled "Directors and Officers" on pages 19 through 21:


                                    Position(s)               Principal Occupation During Past Five Years
                                     Held with                (and Positions held with Affiliated Persons
    Name Address and Age             the Fund                    or Principal Underwriters of the Fund)
-----------------------------------------------------------------------------------------------------------------
   J. Scott Fox*             Director and President   Director, Managing Director, Chief Operating Officer and
   242 Trumbull Street                                Chief Financial Officer, Aeltus Investment Management,
   Hartford, Connecticut                              Inc., October 1997 to present; Vice President, Aetna
   Age 43                                             Retirement Services, Inc., April 1997 to present; Director and Senior Vice President, Aetna Life Insurance and
                                                      Annuity Company, March 1997 to February 1998; Director,
                                                      Managing Director, Chief Operating Officer, Chief
                                                      Financial Officer and Treasurer, Aeltus, April 1994 to
                                                      March 1997; Managing Director and Treasurer, Equitable
                                                      Capital Management Corp., March 1987 to September 1993.

   Wayne F. Baltzer          Vice President           Vice President, Aetna Investment Services, Inc., July 1993
   242 Trumbull Street                                to present.
   Hartford, Connecticut
   Age 55

   Albert E. DePrince, Jr.   Director                 Professor, Middle Tennessee State University, 1991 to
   3029 St. Johns Drive                               present.
   Murfreesboro, Tennessee
   Age 57

   Amy R. Doberman           Secretary                Vice President, Law, Aeltus Investment Management, Inc.,
   242 Trumbull Street                                April 1998 to present; Counsel, Aetna Life Insurance and
   Hartford, Connecticut                              Annuity Company, December 1996 to present; Attorney,
   Age 36                                             Securities and Exchange Commission, March 1990 to
                                 November 1996.
   Maria T. Fighetti         Director                 Manager/Attorney, Health Services, New York City
   325 Piermont Road                                  Department of Mental Health, Mental Retardation and
   Closter, New Jersey                                Alcohol Services, 1973 to present.
   Age 55

   David L. Grove            Director, Chairperson    Private Investor; Economic/Financial Consultant,
   5 The Knoll               Contract Committee       December 1985 to present.
   Armonk, New York
   Age 80

   John Y. Kim*              Director                 Director, President, Chief Executive Officer and Chief
   242 Trumbull Street                                Investment Officer, Aeltus Investment Management, Inc.,
   Hartford, Connecticut                              December 1995 to present; Director, Aetna Life Insurance
   Age 38                                             and Annuity Company, February 1995 to March 1998;
                                                      Senior Vice President, Aetna Life Insurance and Annuity
                                                      Company, September 1994 to present.

   Sidney Koch               Director                 Financial Adviser, self-employed, January 1993 to present.
   455 East 86th Street
   New York, New York
   Age 63

                                     Position(s)                 Principal Occupation During Past Five Years
                                      Held with                  (and Positions held with Affiliated Persons
    Name Address and Age               the Fund                     or Principal Underwriters of the Fund)
-------------------------------------------------------------------------------------------------------------------
   Frank Litwin              Vice President              Managing Director, Aeltus Investment Management, Inc.,
   242 Trumbull Street                                   August 1997 to present; Vice President, Fidelity
   Hartford, Connecticut                                 Investments Institutional Services Company, April 1992 to
   Age 49                                                August 1997.

   Shaun P. Mathews*         Director                    Vice President/Senior Vice President, Aetna Life Insurance
   151 Farmington Avenue                                 and Annuity Company, March 1991 to present; Vice
   Hartford, Connecticut                                 President, Aetna Life Insurance Company, 1991 to present;
   Age 43                                                Director and Senior Vice President, Aetna Investment
                                                         Services, Inc., July 1993 to present; Director and Senior
                                                         Vice President, Aetna Insurance Company of America,
                                                         September 1992 to present.

   Corine T. Norgaard        Director                    Dean of the Barney School of Business, University of
   556 Wormwood Hill                                     Hartford (West Hartford, CT), August 1996 to present;
   Mansfield Center,                                     Professor, Accounting and Dean of the School of
   Connecticut                                           Management, Binghamton University (Binghamton, NY),
   Age 61                                                August 1993 to August 1996; Professor, Accounting,
                                                         University of Connecticut (Storrs, CT), September 1969 to
                                                         June 1993; Director, The Advest Group (holding company for brokerage firm) through September 1996.

   Richard G. Scheide        Director, Chairperson       Trust and Private Banking Consultant, David Ross Palmer
   11 Lily Street            Audit Committee             Consultants, July 1991 to present.
   Nantucket, Massachusetts
   Age 69

   Stephanie A. DeSisto      Vice President, Treasurer   Vice President Mutual Fund Accounting, Aeltus
   242 Trumbull Street       and Chief Financial         Investment Management, Inc., November 1995 to present;
   Hartford, Connecticut     Officer                     Director Mutual Fund Accounting, Aetna Life Insurance
   Age 45                                                and Annuity Company, August 1994 to November 1995;
                                                         Assistant Vice President, Investors Bank & Trust,
                                                         January 1993 to August 1994.

* Indicates those Directors who are interested persons as defined in the Investment Company Act of 1940 (1940 Act).


The following replaces the section entitled "Control Persons and Principal Shareholders" on page 22:


                  CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of August 31, 1998, Aetna Life Insurance Company (ALIC) owned 77.03% of Aetna International VP's outstanding voting securities, and Aetna Life Insurance and Annuity Company (Aetna) had a controlling interest in the following Portfolios:


                                               % Aetna
           Aetna Value Opportunity VP           92.26%
           Aetna Growth VP                      94.05%
           Aetna Index Plus Large Cap VP        96.82%
           Aetna Small Company VP               95.19%
           Aetna Index Plus Bond VP            100.00%
           Aetna Index Plus Mid Cap VP         100.00%
           Aetna Mid Cap VP                    100.00%
           Aetna Index Plus Small Cap VP       100.00%
           Aetna High Yield VP                 100.00%
           Aetna Real Estate Securities VP      99.38%

Shares of the Portfolios may be owned directly by insurance companies or by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts (VA Contracts) and variable life insurance policies (VLI Policies). See "Voting Rights".

As of August 31, 1998, officers and Directors owned less than 1% of the outstanding shares of any of the Portfolios.

Aetna (like Aeltus) is an indirect wholly-owned subsidiary of Aetna Retirement Services, Inc., which is in turn an indirect wholly-owned subsidiary of Aetna Inc. ALIC is a wholly-owned subsidiary of Aetna Services, Inc. which is in turn a wholly-owned subsidiary of Aetna Inc. Aetna's and ALIC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Aetna is registered with the Commission as an investment adviser.

The following new information is added prior to the section entitled "The Administrative Services Agreement" on page 23:


                           THE SUBADVISORY AGREEMENT

Aeltus and the Fund, on behalf of Aetna Value Opportunity VP (Value Opportunity), have entered into an agreement (Subadvisory Agreement) with Bradley, Foster & Sargent, Inc. (Bradley) effective October 1, 1998 appointing Bradley as subadviser of Value Opportunity. Bradley is managed by its six principals, Robert H. Bradley, Peter B. Canoni, Timothy H. Foster, Jeffrey G. Marsted, J. Edward Roney, Jr., and Joseph D. Sargent. The Subadvisory Agreement was approved by the Fund's Directors on June 24, 1998 and approved by the shareholders of Value Opportunity on September 4, 1998. The Subadvisory Agreement will be effective through December 31, 1999. The Subadvisory Agreement will remain in effect thereafter if approved at least annually by a majority of the Directors, including a majority of the Independent Directors of the Fund, at a meeting called for that purpose and held in person. The Subadvisory Agreement may be terminated without penalty at any time by the Directors or by a majority of the outstanding voting securities of Value Opportunity or on sixty (60) days' written notice by Aeltus, the Fund or the Subadviser. The Subadvisory Agreement terminates automatically in the event of its assignment.

The Subadvisory Agreement gives Bradley broad latitude to select securities for Value Opportunity consistent with the investment objective and policies of that Portfolio, and subject to Aeltus' oversight. The Agreement contemplates that Bradley will be responsible only for making and communicating investment decisions. Aeltus will remain responsible for all other aspects of managing and administering Value Opportunity, including trade execution.

For the services under the Subadvisory Agreement, Bradley will receive an annual fee payable monthly as described in the Prospectus.

The following replaces the section entitled "Performance Information" on Pages 26 through 28:


                            PERFORMANCE INFORMATION

Performance information for each Portfolio including the yield of High Yield VP and Index Plus Bond VP and the total return of all Portfolios, may appear in reports or promotional literature to current or prospective shareholders.


Average Annual Total Return
Total return of a Portfolio for periods longer than one year is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Portfolio made at the beginning of each period, then calculating the average annual compounded rate of return which would produce the same investment return on the $1,000 investment in the Portfolio during that period. Total return calculations assume that all Portfolio distributions are reinvested at net asset value on their respective reinvestment dates.

From time to time, Aeltus may reduce its compensation or assume expenses in respect of the operations of a Portfolio in order to reduce the Portfolio's expenses. Any such waiver or assumption would increase a Portfolio's yield and total return during the period of the waiver or assumption.

The performance of the Portfolios may, from time to time, be compared to that of other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

The performance of the Portfolios are commonly measured as total return. An average annual compounded rate of return (T) may be computed by using the redeemable value at the end of a specified period (ERV) of a hypothetical initial investment of $1,000 (P) over a period of time (n) according to a formula:


                                P(1 + T)(n) = ERV

Total Return Quotations as of August 31, 1998:

                            1 Year          Since Inception     Inception Date
High Yield                     N/A                0.54%            12/10/97
Real Estate                    N/A              -12.96%            12/15/97
Value Opportunity           -8.04%               14.95%            12/13/96
Growth                       4.63%               19.80%            12/13/96
Mid Cap                        N/A              -13.58%            12/17/97
Small Company              -15.79%                6.09%            12/27/96
International                  N/A               10.10%            12/22/97
Index Plus Large Cap         9.68%               22.38%            09/16/96
Index Plus Mid Cap             N/A               -9.03%            12/16/97
Index Plus Small Cap           N/A              -16.82%            12/19/97
Index Plus Bond                N/A                5.29%            12/18/97

Investors should not consider this performance data as an indication of the future performance of any of the Portfolios of the Fund.

A Portfolio's investment results will vary from time to time depending upon market conditions, the composition of its investment portfolio and its operating expenses. Performance information of any Portfolio will not be compared in advertisements with such information for funds that offer their shares directly to the public, because Portfolio performance data does not reflect charges imposed by the insurance company on the VA Contracts and VLI Policies. The total return for a Portfolio should be distinguished from the rate of return of a corresponding division of the insurance company's separate account, which rate will reflect the deduction of additional insurance charges, including mortality and expense risk charges, and will therefore be lower. Accordingly, performance figures for a Portfolio will only be advertised publicly if comparable performance figures for the corresponding division of the separate account are included in the advertisements. VA Contract owners and VLI Policy owners should consult their contract and policy prospectuses, respectively, for further information. Each Portfolio's results also should be considered relative to the risks associated with its investment objectives and policies.

30-Day Yield

Quotations of yield for High Yield and Index Plus Bond will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

                  YIELD = 2 [(a-b) + 1)(6) - 1]
                              ---
                              cd

Where:

     a = dividends and interest earned during the period b = the expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period d = the maximum offering price per share on the last day of the period


The yield for High Yield and Index Plus Bond for the 30-day period ended August 31, 1998 was 10.37% and 5.75%, respectively.

The following replaces the section entitled "Financial Statements" on Page 34:

The Financial Statements and the independent auditors' reports, thereon, appearing in the Fund's Annual Report for the fiscal year ended December 31, 1997 (for Value Opportunity, Growth, Small Company and Index Plus Large Cap) are incorporated by reference in this Statement of Additional Information. The Financial Statements and the independent auditors' reports, thereon, for the periods ended December 31, 1997 (for High Yield (formerly Aetna High Yield Portfolio), International (formerly Aetna International Portfolio), Mid Cap (formerly Aetna Mid Cap Portfolio), Real Estate (formerly Aetna Real Estate Securities Portfolio), Index Plus Bond (formerly Aetna Index Plus Bond Portfolio), Index Plus Mid Cap (formerly Aetna Index Plus Mid Cap Portfolio), and Index Plus Small Cap (formerly Aetna Index Plus Small Cap Portfolio)) are presented below. The Financial Statements (unaudited) appearing in the Fund's Semi-Annual Report for all Portfolios for the six months ended June 30, 1998 are incorporated by reference in this Statement of Additional Information. The Fund's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800-525-4225 or by writing to Aetna Variable Portfolios, Inc. at 151 Farmington Avenue, Hartford, CT 06156.

Aetna Variable Portfolios, Inc.
Portfolio of Investments--December 31, 1997
Aetna High Yield Portfolio
--------------------------------------------------------------------------------

                                                              Principal         Market
                                                               Amount            Value
                                                           --------------   --------------
LONG-TERM BONDS AND NOTES (96.8%)
Corporate Bonds (94.3%)
Acme Metal, Inc., 10.88%, 12/15/07[dbldag] ...............   $  250,000      $   247,188
Alliance Imaging, 9.63%, 12/15/05[dbldag] ................      400,000          408,000
America Lawyer Holding, 12.25%, 12/15/08[dbldag] .........      250,000          141,250
American Banknote Corp., 11.25%, 12/01/07[dbldag] ........      300,000          300,750
American Lawyer Media, 9.75%, 12/15/07[dbldag] ...........      300,000          304,500
Ameristar Casinos, Inc., 10.50%, 08/01/04[dbldag] ........      250,000          252,500
Amscan Holdings, Inc., 9.88%, 12/15/07[dbldag] ...........      250,000          255,625
Casino Magic-Louisiana, 13.00%, 08/15/03 .................      250,000          238,750
Equimar Shipholdings Ltd., 9.88%, 07/01/07[dbldag] .......      250,000          233,750
Esprit Telecom Group PLC, 11.50%, 12/15/07 ...............      250,000          257,500
Fox Kids Worldwide, Inc., 9.25%, 11/01/07[dbldag] ........      500,000          483,750
Galaxy Telecom L.P., 12.38%, 10/01/05 ....................      250,000          276,250
Hollywood Casino Corp., 12.75%, 11/01/03 .................      500,000          538,749
Intelcom Group, Inc., Zero Coupon, 05/01/06 ..............      250,000          188,750
Intermedia Communications of Florida, Zero
  Coupon, 05/15/06 .......................................      350,000          274,750
Iridium LLC/Capital Corp., 11.25%, 07/15/05[dbldag] ......      500,000          493,750
Jones Intercable, Inc., 9.63%, 03/15/02 ..................      400,000          428,000
Jordan Telecom Products, 9.88%, 08/01/07[dbldag] .........      250,000          255,625
Majestic Star Casino LLC, 12.75%, 05/15/03 ...............      500,000          537,500
Metronet Communications, Zero Coupon,
  11/01/07[dbldag] .......................................      500,000          308,750
Microcell Telecommunications, Zero Coupon,
  06/01/06 ...............................................      500,000          337,500
Nextel Communications, Inc., Zero Coupon,
  01/15/04 ...............................................      500,000          451,250
Penn National Gaming, Inc., 10.63%, 12/15/04[dbldag] .....      400,000          414,000
Perry--Judd, 10.63%, 12/15/07[dbldag] ....................      500,000          520,000
Pillowtex Corp., 9.00%, 12/15/07[dbldag] .................      300,000          307,500
Richmont Marketing Special, 10.13%, 12/15/07[dbldag]            300,000          304,500
Star Choice Communication, 13.00%, 12/15/05 ..............      250,000          257,500
Trench Electric & Trench, Inc., 10.25%,
  12/15/07[dbldag] .......................................      500,000          508,750
                                                                             -----------
Total Corporate Bonds (cost $9,449,839)                                        9,526,687
                                                                             -----------
U.S. Government Obligations (2.5%)
U. S. Treasury Note, 5.63%, 12/31/02 .....................      250,000          249,141
                                                                             -----------
Total U.S. Government Obligations
  (cost $248,458)                                                                249,141
                                                                             -----------
Total Long-Term Bonds and Notes
  (cost $9,698,297)                                                            9,775,828
                                                                             -----------

                                                              Principal         Market
                                                               Amount            Value
                                                           --------------   --------------
SHORT-TERM INVESTMENTS (2.5%)
Federal Home Loan Bank, Comm. Paper, 4.90%,
  01/02/98 ...............................................   $  254,000      $   254,000
                                                                             -----------
Total Short-Term Investments (cost $254,000)                                     254,000
                                                                             -----------
TOTAL INVESTMENTS (cost $9,952,297)(a)                                        10,029,828
Other assets less liabilities                                                     68,584
                                                                             -----------
Total Net Assets                                                             $10,098,412
                                                                             ===========
Notes to Portfolio of Investments
(a) The cost of investments for federal income tax purposes is identical.
Unrealized gains and losses, based on identified tax cost at December 31, 1997, are as follows:
Unrealized gains .........................................                   $    95,830
Unrealized losses ........................................                       (18,299)
                                                                             -----------
 Net unrealized gain .....................................                   $    77,531
                                                                             ===========

[dbldag] Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pusuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

Category percentages are based on net assets.

                                          See Notes to Financial Statements.   5

Aetna Variable Portfolios, Inc.
Statement of Assets and Liabilities--December 31, 1997
Aetna High Yield Portfolio
--------------------------------------------------------------------------------

Assets:
Investments, at market value .............................................................     $ 10,029,828
Cash .....................................................................................              494
Receivable for:
 Dividends and interest ..................................................................          123,163
                                                                                               ------------
   Total assets ..........................................................................       10,153,485
                                                                                               ------------
Liabilities:
Payable for:
 Dividends to shareholders ...............................................................           50,000
Accrued investment advisory fees .........................................................            4,134
Accrued administrative services fees .....................................................              939
                                                                                               ------------
   Total liabilities .....................................................................           55,073
                                                                                               ------------
 NET ASSETS ..............................................................................     $ 10,098,412
                                                                                               ============
Net assets represented by:
Paid-in capital ..........................................................................     $ 10,000,000
Net unrealized gain on investments .......................................................           77,531
Accumulated net realized gain on investments .............................................           20,881
                                                                                               ------------
 NET ASSETS ..............................................................................     $ 10,098,412
                                                                                               ============
Capital Shares, $0.001 par value:
Outstanding ..............................................................................        1,000,000
Net Asset Value, offering and redemption price per share (net assets divided by shares         $     10.098
  outstanding)
Cost of investments ......................................................................     $  9,952,297


6  See Notes to Financial Statements.

Aetna Variable Portfolios, Inc.
Statement of Operations--Period from December 10, 1997 to December 31, 1997 Aetna High Yield Portfolio
--------------------------------------------------------------------------------

Investment Income:
Interest .................................................................    $ 54,752
                                                                              --------
   Total investment income ...............................................      54,752
                                                                              --------
Expenses:
Investment advisory fee ..................................................       4,133
Administrative services fees .............................................         954
                                                                              --------
   Total expenses ........................................................       5,087
                                                                              --------
Net investment income ....................................................      49,665
                                                                              --------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
 Sale of investments .....................................................      21,216
                                                                              --------
   Net realized gain on investments ......................................      21,216
                                                                              --------
Net change in unrealized gain or loss on:
 Investments .............................................................      77,531
                                                                              --------
   Net change in unrealized gain or loss on investments ..................      77,531
                                                                              --------
Net realized and change in unrealized gain (loss) on investments .........      98,747
                                                                              --------
Net increase in net assets resulting from operations .....................    $148,412
                                                                              ========


                                            See Notes to Financial Statements. 7

Aetna Variable Portfolios, Inc.
Statement of Changes in Net Assets
Aetna High Yield Portfolio
--------------------------------------------------------------------------------

                                                                              Period from
                                                                           December 10, 1997
                                                                          to December 31, 1997
                                                                         ---------------------
Operations:
Net investment income ................................................        $    49,665
Net realized gain on investments .....................................             21,216
Net change in unrealized gain or loss on investments .................             77,531
                                                                              -----------
  Net increase in net assets resulting from operations ...............            148,412
                                                                              -----------
Distributions to Shareholders:
From net investment income ...........................................            (50,000)
                                                                              -----------
  Decrease in net assets from distributions to shareholders ..........            (50,000)
                                                                              -----------
Fund Share Transactions:
Proceeds from shares sold ............................................         10,000,000
                                                                              -----------
  Net increase in net assets from fund share transactions ............         10,000,000
                                                                              -----------
Net change in net assets .............................................         10,098,412
Net assets:
Beginning of period ..................................................                 --
                                                                              -----------
End of period ........................................................        $10,098,412
                                                                              ===========
End of period net assets includes undistributed net investment income                  --
                                                                              ===========
Share Transactions:
Number of shares sold ................................................          1,000,000
                                                                              -----------
  Net increase .......................................................          1,000,000
                                                                              ===========

8  See Notes to Financial Statements.

Aetna Variable Portfolios, Inc.
Notes to Financial Statements--December 31, 1997
Aetna High Yield Portfolio
--------------------------------------------------------------------------------

1. Organization

Aetna Variable Portfolios, Inc. (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Maryland on June 4, 1996. The Articles of Incorporation permit the Fund to offer separate Portfolios each of which has its own investment objective, policies and restrictions.

The Fund offers eleven Portfolios, one of which, Aetna High Yield Portfolio (Portfolio), which commenced operations on December 10, 1997, is described in this report.

The Portfolio seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed income securities.

Shares of the Portfolio are owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts and variable life insurance policies. Currently, all shares are held by separate accounts of Aetna Life Insurance and Annuity Company (ALIAC) and its subsidiary, Aetna Insurance Company of America.

ALIAC serves as the Investment Adviser and principal underwriter to the Portfolio. ALIAC is an indirect wholly-owned subsidiary of Aetna Retirement Services, Inc. which is in turn a wholly-owned subsidiary of Aetna Inc. Aeltus Investment Management, Inc. (Aeltus), an affiliate of ALIAC, is employed as a subadviser to the Portfolio.


2. Summary of Significant Accounting Policies

A. Valuation of Investments

The accompanying financial statements of the Portfolio have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or for over-the-counter securities, at the mean of the bid and asked prices. Securities below investment grade (rated BB and below) are valued at the bid price. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors.


B. Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. Restricted securities are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act), under Rule 144(A) or are securities offered pursuant to Section 4(2) of the 1933 Act. The Portfolio may invest up to 15% of its total assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Directors. The Portfolio will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.


C. Federal Income Taxes

As a qualified regulated investment company, the Portfolio is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.

Aetna Variable Portfolios, Inc.
Notes to Financial Statements--December 31, 1997
Aetna High Yield Portfolio (continued)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

D. Distributions

The Portfolio distributes all of its net investment income and capital gains, if any, to shareholders annually. Distributions from net investment income are based on taxable net income. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to distributions in excess of ordinary income reclassified as income against short-term capital gains.


E. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.


3. Investment Advisory Fee and Other Expenses

The Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.65% of its average daily net assets.

Under the terms of an Administrative Services Agreement, ALIAC acts as administrator and provides all administrative services necessary for the Portfolio's operations and is responsible for the supervision of the Portfolio's other service providers. ALIAC also assumes all ordinary, recurring costs of the Portfolio, such as custodian fees, directors' fees, transfer agent costs and accounting expenses. For these services, ALIAC receives an annual fee, payable monthly, at a rate of 0.15% of the average daily net assets of the Portfolio.

Under the terms of a Subadvisory Agreement among the Portfolio, ALIAC and Aeltus, Aeltus supervises the investment and reinvestment of cash and securities and provides certain related administrative services to the Portfolio in exchange for a fee (payable by ALIAC) of up to 0.40% of average daily net assets of the Portfolio. For the period ended December 31, 1997, ALIAC paid Aeltus $2,541 in accordance with the terms of the Subadvisory Agreement.


4. Purchases and Sales of Investment Securities

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 1997, were $16,452,858 and $6,783,711 respectively.


5. Certain Reclassifications

In accordance with generally accepted accounting principles, the following reclassifications were made in order to present the Portfolio's capital accounts on a tax baisis. These reclassifications have no impact on the net asset value of the Portfolio.


                           Undistributed Net      Accumulated Net Realized
                           Investment Income     Gain (Loss) on Investments
       Paid-in Capital          Increase                  Decrease
      -----------------   -------------------    --------------------------
              --                 $335                  ($335)

Aetna Variable Portfolios, Inc.
Financial Highlights
Aetna High Yield Portfolio
--------------------------------------------------------------------------------

Selected data for a fund share outstanding throughout the period.

                                                                      Period from
                                                                   December 10, 1997
                                                                  to December 31, 1997
                                                                 ---------------------
Net asset value, beginning of period .........................       $   10.000
                                                                     ----------
Income from investment operations:
 Net investment income .......................................            0.050
 Net realized and unrealized gain on investments .............            0.098
                                                                     ----------
  Total from investment operations ...........................            0.148
                                                                     ----------
Less distributions:
 From net investment income ..................................          ( 0.050)
                                                                     ----------
  Total distributions ........................................          ( 0.050)
                                                                     ----------
Net asset value, end of period ...............................       $   10.098
                                                                     ==========
Total return* ................................................             1.48%
Net assets, end of period (000's) ............................       $   10,098
Ratio of total expenses to average net assets ................             0.80%(1)
Ratio of net investment income to average net assets .........             7.81%(1)
Portfolio turnover rate ......................................            69.39%

(1) Annualized.
 * The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

                                           See Notes to Financial Statements. 11

--------------------------------------------------------------------------------

                         Independent Auditors' Report


The Board of Directors and Shareholders
Aetna Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities of Aetna High Yield Portfolio, a portfolio of Aetna Variable Portfolios, Inc. (the Portfolio), including the portfolio of investments, as of December 31, 1997, and the related statements of operations, changes in net assets and the financial highlights for the period from December 10, 1997 (date of commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aetna High Yield Portfolio, as of December 31, 1997, the results of its operations, changes in its net assets and financial highlights for the period from December 10, 1997 to December 31, 1997, in conformity with generally accepted accounting principles.



                                         /s/ KPMG Peat Marwick LLP
                                         KPMG Peat Marwick LLP

Hartford, Connecticut
February 13, 1998

Aetna Variable Portfolios, Inc.
Portfolio of Investments--December 31, 1997
Aetna International Portfolio
--------------------------------------------------------------------------------

                                                      Number of        Market
                                                       Shares           Value
                                                    ------------   --------------
COMMON STOCKS (95.1%)
Argentina (1.2%)
Banco de Galicia y Buenos Aires SA (Banks) ........   5,200         $   133,900
YPF Sociedad Anonima (Oil and Gas) ................   1,500              51,281
                                                                    -----------
Total Argentina                                                         185,181
                                                                    -----------
Australia (3.9%)
Goodman Fielder Ltd. (Foods and Beverages) ........ 113,400             180,281
Mayne Nickless Ltd. (Commercial Services) .........  13,700              72,392
Westpac Banking Corp. Ltd. (Banks) ................  29,000             185,473
Woolworth Ltd. (Foods and Beverages) ..............  49,700             166,120
                                                                    -----------
Total Australia                                                         604,266
                                                                    -----------
Belgium (1.8%)
Delhaize-Le Lion, SA (Foods and Beverages) ........   2,500             126,852
Societe Generale De Belgique
  (Financial Services) ............................   1,650             150,968
                                                                    -----------
Total Belgium                                                           277,820
                                                                    -----------
Brazil (1.1%)
Telecomunicaciones Brasileiras SA
  (Utilities--Telephone) ..........................   1,400             163,013
                                                                    -----------
Canada (2.7%)
Canadian Imperial Bank of Commerce (Banks) ........   4,300             134,013
Canadian National Railway Co. (Transportation)        3,000             141,750
Petro-Canada (Oil and Gas) ........................   7,400             134,447
                                                                    -----------
Total Canada                                                            410,210
                                                                    -----------
Denmark (4.3%)
Bang Olufsen Holding Co. (Electronics) ............   2,300             137,045
Carli Gry International A/S (Apparel) .............   2,600             146,187
Novo-Nordisk A/S (Pharmaceuticals) ................   1,750             250,459
Unidanmark A/S (Banks) ............................   1,850             135,898
                                                                    -----------
Total Denmark                                                           669,589
                                                                    -----------
Finland (2.2%)
Huhtamaki Group (Diversified) .....................   3,100             128,084
UPM-Kymmene Corp. (Paper and Containers) ..........   5,100             101,894
Valmet Oyj (Diversified) ..........................   8,200             113,085
                                                                    -----------
Total Finland                                                           343,063
                                                                    -----------
France (8.8%)
Accor SA (Hotels and Restaurants) .................     950             176,704
Alcatel Alsthom (Telecommunications) ..............   1,450             184,383
Credit Commercial de France (Banks) ...............   2,700             185,131
Elf Aquitaine SA (Oil and Gas) ....................   1,200             139,628
Gemini Sogeti SA (Insurance) ......................   1,850             151,758
Lafarge SA (Building Materials and
  Construction) ...................................   2,900             190,361
Pernod Ricard (Foods and Beverages) ...............   1,000              58,843
Schneider SA (Machinery and Equipment) ............   2,200             119,508
Union des Assurances Federales (Insurance) ........   1,100             144,448
                                                                    -----------
Total France                                                          1,350,764
                                                                    -----------

                                                      Number of        Market
                                                       Shares           Value
                                                    ------------   --------------
Germany (7.4%)
Bayerische Hypotheken-und Wechsel-Bank AG
  (Banks) .........................................   2,950         $   143,148
Deutsche Lufthansa AG (Transportation) ............   6,700             125,948
Deutsche Pfandbrief & Hypothekenbank AG
  (Banks) .........................................   2,900             171,769
Gehe AG (Health Services) .........................   2,700             136,648
Mannesmann AG (Machinery and Equipment) ...........     350             175,774
VEBA AG (Utilities--Electric) .....................   2,000             136,259
Viag AG (Diversified) .............................     250             136,954
Volkswagen AG (Autos and Auto Equipment) ..........     200             111,788
                                                                    -----------
Total Germany                                                         1,138,288
                                                                    -----------
Hong Kong (1.4%)
Hutchison Whampoa Ltd. (Diversified) ..............  25,000             156,482
Peregrine Investments Holdings Ltd.
  (Financial Services) ............................  88,000              62,464
                                                                    -----------
Total Hong Kong                                                         218,946
                                                                    -----------
India (0.6%)
Videsh Sanchar Nigam Ltd.
  (Telecommunications)+ ...........................   6,300              88,358
                                                                    -----------
Indonesia (0.2%)
Putra Surya Multidana (Financial Services)+ ....... 300,000              28,662
                                                                    -----------
Ireland (2.4%)
Iona Technologies Plc, ADR
  (Consumer Products)+ ............................   5,400             110,700
Irish Life Plc (Insurance) ........................  23,000             132,111
Waterford Wedgewood
  (Home Furnishings and Appliances) ...............  94,000             127,279
                                                                    -----------
Total Ireland                                                           370,090
                                                                    -----------
Italy (5.0%)
Assicurazioni Generali (Insurance) ................   5,800             142,536
Credito Italiano (Banks) ..........................  55,600             171,544
La Rinascente S.p.A. (Retail) .....................  22,400             167,235
Pirelli & Co. (Financial Services) ................  92,300             149,305
Telecom Italia S.p.A. (Utilities--Telephone)+ .....  22,400             143,163
                                                                    -----------
Total Italy                                                             773,783
                                                                    -----------
Japan (9.7%)
Bank of Tokyo-Mitsubishi (Banks) ..................   7,000              96,904
Capcom Company
  (Computers and Office Equipment) ................   6,000              61,834
Dai Nippon Ink & Chemicals, Inc. (Chemicals) ......  30,000              76,139
Daiichi Pharmaceutical (Pharmaceuticals) ..........  11,000             124,361
DDI Corp. (Utilities--Telephone) ..................      20              53,067
Exedy Corp. (Autos and Auto Equipment) ............   6,000              45,637
Fuji Photo Film (Chemicals) .......................   4,000             153,817
Hoya Corp. (Medical Supplies) .....................   4,000             126,130
Matsushita Kotobuki Electronics Industries
  (Electronics) ...................................   3,000              75,678
Minebea Co. Ltd. (Electronics) ....................  13,000             139,973
Seino Transportation Co., Ltd. (Diversified) ......  21,000             105,141

                                      See Notes to Portfolio of Investments.  13

Aetna Variable Portfolios, Inc.
Portfolio of Investments--December 31, 1997
Aetna International Portfolio (continued)
--------------------------------------------------------------------------------

                                                    Number of        Market
                                                     Shares           Value
                                                  ------------   --------------
Japan (continued)
Sony Corp. (Electronics) ........................    2,300        $   205,191
Takefuji Corp. (Banks) ..........................    3,000            138,204
West Japan Railway (Transportation) .............       30             95,982
                                                                  -----------
Total Japan                                                         1,498,058
                                                                  -----------
Mexico (2.9%)
Cifra SA (Retail) ...............................   35,900             80,599
Grupo Financiero Banamex Accival
  (Financial Services) ..........................   42,800            128,209
Grupo Radio Centro SA
  (Media and Entertainment) .....................    3,700             52,725
Panamerican Beverages, Inc.
  (Foods and Beverages)+ ........................    5,700            185,963
                                                                  -----------
Total Mexico                                                          447,496
                                                                  -----------
Netherlands (5.6%)
Akzo Nobel NV (Chemicals) .......................      800            137,960
Bols Wessanen CVA (Foods and Beverages) .........    3,600             55,760
ING Groep NV (Banks) ............................    3,600            151,654
KLM Royal Dutch Air Line (Transportation) .......    1,500             55,494
Philips Electronics NV (Electronics) ............    1,800            107,969
Vendex International NV (Retail) ................    2,700            149,034
VNU-Verenigde Nederlandse Uitgeversbedrijven
  Verenigd Bezit (Printing and Publishing) ......    7,100            200,331
                                                                  -----------
Total Netherlands                                                     858,202
                                                                  -----------
New Zealand (0.4%)
Fernz Corp., Ltd. (Chemicals) ...................   25,300             65,372
                                                                  -----------
Norway (5.8%)
Christiania Bank Og Kredkasse (Banks) ...........   37,100            149,962
Det Sondenfjelds-Norske Dampskibsselskab
  (Oil and Gas)+ ................................    7,800            162,932
Merkantildata ASA (Computer Software) ...........    1,300             44,789
Ocean Rig ASA (Oil and Gas)+ ....................  162,000            171,396
Saga Petroleum ASA, Class A (Oil and Gas) .......    4,700             80,964
Tandberg Television ASA
  (Telecommunications)+ .........................   13,300            153,342
Tomra Systems ASA (Paper and Containers) ........    5,600            125,332
                                                                  -----------
Total Norway                                                          888,717
                                                                  -----------
Portugal (0.7%)
Portugal Telecom SA SP ADR
  (Utilities--Telephone) ........................    2,300            108,100
                                                                  -----------
Singapore (0.5%)
Jardine Matheson Holdings (Diversified) .........   16,000             81,600
                                                                  -----------
Spain (2.8%)
Cortefiel, SA (Retail) ..........................    5,400            108,411
Iberdrola SA (Utilities--Electric) ..............   11,100            146,014
Telefonica de Espana (Utilities--Telephone) .....    6,200            176,945
                                                                  -----------
Total Spain                                                           431,370
                                                                  -----------

                                                    Number of        Market
                                                     Shares           Value
                                                  ------------   --------------
Sweden (4.3%)
Ericsson ADR (Telecommunications) ...............   2,900         $   108,206
Oxigene, Inc. (Pharmaceuticals)+ ................   3,400              60,847
Prosolvia AB (Computers and Office
  Equipment)+ ...................................   4,300             171,792
Skandia Forsakrings AB (Insurance) ..............   3,000             141,595
Svenska Handelsbanken (Financial Services) ......   5,100             176,436
                                                                  -----------
Total Sweden                                                          658,876
                                                                  -----------
Switzerland (5.3%)
Credit Suisse Group (Banks) .....................   1,200             185,932
Georg Fischer AG (Machinery and Equipment) ......      80             109,694
Kuoni Reisen AG (Commercial Services) ...........      35             131,376
Nestle SA Registered Shares
  (Foods and Beverages) .........................      75             112,557
Novartis AG Registered Shares
  (Health Services) .............................     135             219,354
Union Bank of Switzerland (Banks) ...............      40              57,919
                                                                  -----------
Total Switzerland                                                     816,832
                                                                  -----------
United Kingdom (13.6%)
3i Group Plc (Financial Services) ...............   8,600              71,458
Bank of Scotland (Banks) ........................  17,400             158,319
Barclays Plc (Financial Services) ...............   3,800             101,337
Boots Co. Plc (Retail) ..........................  11,200             161,521
Cadbury Schweppes Plc (Foods and
  Beverages) ....................................   4,000              40,441
Glaxo Wellcome Plc (Pharmaceuticals) ............   5,700             136,127
Granada Group Plc (Diversified) .................  13,200             201,983
Lonrho Plc (Diversified) ........................  68,200             105,480
Morgan Crucible Plc (Diversified) ...............  18,500             140,932
National Westminster Bank Plc (Banks) ...........  10,500             174,835
NFC Plc (Transportation) ........................  20,300              50,101
Pearson Plc (Printing and Publishing) ...........   7,700             100,213
Shell Transport & Trading Co. (Oil and Gas) .....  24,800             174,236
Tomkins Plc (Diversified) .......................  18,700              88,612
Unilever Plc (Consumer Products) ................  22,200             191,291
Vodafone Group Plc (Telecommunications) .........  28,200             204,155
                                                                  -----------
Total United Kingdom                                                2,101,041
                                                                  -----------
Venezuela (0.5%)
Compania Anonima Nacional Telefonos de
  Venezuela (Utilities--Telephone) ..............   2,000              83,250
                                                                  -----------
Total Common Stocks (cost $14,262,816)                             14,660,947
                                                                  -----------
PREFERRED STOCKS (1.4%)
Germany (1.4%)
Henkel KGAA (Chemicals) .........................   2,450             153,291
Hugo Boss AG (Apparel) ..........................      50              63,958
                                                                  -----------
Total Preferred Stocks (cost $212,660)                                217,249
                                                                  -----------


14    See Notes to Portfolio of Investments.

Aetna Variable Portfolios, Inc.
Portfolio of Investments--December 31, 1997
Aetna International Portfolio (continued)
--------------------------------------------------------------------------------

                                             Principal        Market
                                              Amount          Value
                                            ----------   ---------------
SHORT-TERM INVESTMENTS (5.4%)
Federal Home Loan Bank, Comm. Paper, 7.50%,
  01/02/98 ................................ $831,000       $   831,000
                                                           -----------
Total Short-Term Investments
  (cost $830,881)                                              831,000
                                                           -----------
TOTAL INVESTMENTS (cost $15,306,357)(a)                     15,709,196
Other assets less liabilities                                 (297,588)
                                                           -----------
Total Net Assets                                           $15,411,608
                                                           ===========
Notes to Portfolio of Investments
(a) The cost of investments for federal income tax purposes amounts to
$15,318,628. Unrealized gains and losses, based on identified tax cost at
December 31, 1997, are as follows:
Unrealized gains ..........................                $   456,667
Unrealized losses .........................                    (66,099)
                                                           -----------
 Net unrealized gain ......................                $   390,568
                                                           ===========

+ Non-income producing security.
Category percentages are based on net assets.




                                        See Notes to Financial Statements.    15

Aetna Variable Portfolios, Inc.
Statement of Assets and Liabilities--December 31, 1997
Aetna International Portfolio
--------------------------------------------------------------------------------

Assets:
Investments, at market value .....................................................    $15,709,196
Cash .............................................................................            787
Receivable for:
 Investments sold ................................................................        651,649
Gross unrealized gain on forward foreign currency exchange contracts .............         13,930
                                                                                      -----------
   Total assets ..................................................................     16,375,562
                                                                                      -----------
Liabilities:
Payable for:
 Investments purchased ...........................................................        958,633
Accrued investment advisory fees .................................................          3,178
Accrued administrative services fees .............................................          1,122
Gross unrealized loss on forward foreign currency exchange contracts .............          1,021
   Total liabilities .............................................................        963,954
                                                                                      -----------
 NET ASSETS ......................................................................    $15,411,608
                                                                                      ===========
Net assets represented by:
Paid-in capital ..................................................................    $15,000,000
Net unrealized gain on investments and foreign currency related transactions .....        417,940
Undistributed net investment income ..............................................          8,604
Accumulated net realized loss on investments .....................................        (14,936)
                                                                                      -----------
 NET ASSETS ......................................................................    $15,411,608
                                                                                      ===========
Capital Shares, $0.001 par value:
Outstanding ......................................................................      1,500,000
Net asset value per share (net assets divided by shares outstanding) .............    $    10.274
Cost of investments ..............................................................    $15,306,357


16  See Notes to Financial Statements.

Aetna Variable Portfolios, Inc.
Statement of Operations--Period from December 22, 1997 to December 31, 1997 Aetna International Portfolio
--------------------------------------------------------------------------------

Investment Income:
Interest .................................................................    $    633
                                                                              --------
   Total investment income ...............................................         633
                                                                              --------
Expenses:
Investment advisory fees .................................................       3,178
Administrative services fees .............................................       1,122
                                                                              --------
   Total expenses ........................................................       4,300
                                                                              --------
Net investment loss ......................................................      (3,667)
                                                                              --------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
 Sale of investments .....................................................      (2,665)
                                                                              --------
   Net realized loss on investments ......................................      (2,665)
                                                                              --------
Net change in unrealized gain or loss on:
 Investments .............................................................     402,839
 Forward foreign currency exchange contracts .............................      12,909
 Foreign currency related transactions ...................................       2,192
                                                                              --------
   Net change in unrealized gain or loss on investments ..................     417,940
                                                                              --------
Net realized and change in unrealized gain (loss) on investments .........     415,275
                                                                              --------
Net increase in net assets resulting from operations .....................    $411,608
                                                                              ========


                                           See Notes to Financial Statements. 17

Aetna Variable Portfolios, Inc.
Statement of Changes in Net Assets
Aetna International Portfolio
--------------------------------------------------------------------------------

                                                                              Period from
                                                                            December 22,1997
                                                                          to December 31, 1997
                                                                         ---------------------
Operations:
Net investment loss ..................................................        $    (3,667)
Net realized loss on investments .....................................             (2,665)
Net change in unrealized gain or loss on investments .................            417,940
                                                                              -----------
  Net increase in net assets resulting from operations ...............            411,608
                                                                              -----------
Fund Share Transactions:
Proceeds from shares sold ............................................         15,000,000
                                                                              -----------
  Net increase in net assets from fund share transactions ............         15,000,000
                                                                              -----------
Net change in net assets .............................................         15,411,608
                                                                              ===========
Net assets:
Beginning of period ..................................................                 --
                                                                              -----------
End of period ........................................................        $15,411,608
                                                                              ===========
End of period net assets includes undistributed net investment income         $     8,604
                                                                              ===========
Share Transactions:
Number of shares sold ................................................          1,500,000
                                                                              -----------
  Net increase .......................................................          1,500,000
                                                                              ===========

18  See Notes to Financial Statements.

Aetna Variable Portfolios, Inc.
Notes to Financial Statements--December 31, 1997
Aetna International Portfolio
--------------------------------------------------------------------------------

1. Organization

Aetna Variable Portfolios, Inc. (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Maryland on June 4, 1996. The Articles of Incorporation permit the Fund to offer separate Portfolios each of which has its own investment objective, policies and restrictions.

The Fund offers eleven Portfolios, one of which, Aetna International Portfolio (Portfolio), which commenced operations on December 22, 1997, is described in this report.

The Portfolio seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States.

Shares of the Portfolio are owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts and variable life insurance policies. Currently, all shares are held by separate accounts of Aetna Life Insurance and Annuity Company (ALIAC) and its subsidiary, Aetna Insurance Company of America.

ALIAC serves as the Investment Adviser and principal underwriter to the Portfolio. ALIAC is an indirect wholly-owned subsidiary of Aetna Retirement Services, Inc. which is in turn a wholly-owned subsidiary of Aetna Inc. Aeltus Investment Management, Inc. (Aeltus), an affiliate of ALIAC, is employed as a subadviser to the Portfolio.


2. Summary of Significant Accounting Policies

A. Valuation of Investments

The accompanying financial statements of the Portfolio have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors.

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.


B. Federal Income Taxes

As a qualified regulated investment company, the Portfolio is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.


C. Distributions

The Portfolio distributes all of its net investment income and capital gains, if any, to shareholders annually. Distributions from net investment income are based on taxable net income. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to losses deferred due to wash sales and certain foreign currency transactions.

Aetna Variable Portfolios, Inc.
Notes to Financial Statements--December 31, 1997
Aetna International Portfolio (continued)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

D. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.


3. Investment Advisory Fee and Other Expenses

The Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.85% of its average daily net assets.

Under the terms of an Administrative Services Agreement, ALIAC acts as administrator and provides all administrative services necessary for the Portfolio's operations and is responsible for the supervision of the Portfolio's other service providers. ALIAC also assumes all ordinary, recurring costs of the Portfolio, such as custodian fees, directors' fees, transfer agent costs and accounting expenses. For these services, ALIAC receives an annual fee, payable monthly, at a rate of 0.30% of the average daily net assets of the Portfolio.

Under the terms of a Subadvisory Agreement among the Portfolio, ALIAC and Aeltus, Aeltus supervises the investment and reinvestment of cash and securities and provides certain related administrative services to the Portfolio in exchange for a fee (payable by ALIAC) of up to 0.575% of average daily net assets of the Portfolio. For the period ended December 31, 1997, ALIAC paid Aeltus $2,150 in accordance with the terms of the Subadvisory Agreement.


4. Purchases and Sales of Investment Securities

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 1997 were $14,586,904 and $108,762 respectively.


5. Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Portfolios may use forward foreign currency exchange contracts to hedge certain foreign currency assets. Contracts are recorded at market value and marked-to-market daily.

The risks associated with forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Portfolios and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts of these contracts are disclosed in the Portfolio of Investments and elsewhere in the Notes to Financial Statements. For federal income tax purposes, any forward foreign currency exchange contracts which remain open at year end are marked-to-market and the resultant net gain or loss is included in federal taxable income.


5. Forward Foreign Currency Exchange Contracts

At December 31, 1997, the Portfolio had the following open forward foreign currency exchange contracts that obligate the Portfolio to deliver currencies at specified future dates. The net unrealized gain of $12,909 on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Aetna Variable Portfolios, Inc.
Notes to Financial Statements--December 31, 1997
Aetna International Portfolio (continued)
--------------------------------------------------------------------------------


     Exchange              Currency to            U.S. $ Value       Currency to        U.S. $ Value       Unrealized
       Date               be Delivered         December 31, 1997     be Received     December 31, 1997     Gain (Loss)
------------------   ----------------------   -------------------   -------------   -------------------   ------------
Contracts to Sell
------------------
1/26/98                     610,000               $301,392            304,863            $  304,863        $ 3,471
                         Dutch Guilder                              U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
2/18/98                     318,000                157,335            157,571               157,571            236
                         Dutch Guilder                              U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
1/26/98                    3,700,000               615,939            622,476               622,476          6,537
                         French Franc                               U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
2/13/98                     250,000                 41,661             41,598                41,598            (63)
                         French Franc                               U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
2/9/98                      80,000                  44,598             44,598                44,598              0
                     German Deutschemarks                           U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
3/24/98                     610,000                340,888            344,574               344,574          3,686
                     German Deutschemarks                           U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
2/24/98                   160,000,000             1,240,211          1,239,253            1,239,253           (958)
                         Japanese Yen                               U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
                                                                                                           $12,909
                                                                                                           ========

6. Certain Reclassifications

In accordance with generally accepted accounting principles, the following reclassifications were made in order to present the Portfolio's capital accounts on a tax basis. These reclassifications have no impact on the net asset value of the Portfolio.


                                       Accumulated Net
                                          Realized
                   Undistributed Net   Gain (Loss) on
                   Investment Income     Investments
 Paid-in Capital        Increase          Decrease
----------------- ------------------- ----------------
        --              $12,271          ($12,271)

Aetna Variable Portfolios, Inc.
Financial Highlights
Aetna International Portfolio
--------------------------------------------------------------------------------

Selected data for a fund share outstanding throughout the period:

                                                                                  Period from
                                                                               December 22, 1997
                                                                              to December 31, 1997
                                                                             ---------------------
Net asset value, beginning of period .....................................       $  10.000
                                                                                 ---------
Income from investment operations:
 Net investment income ...................................................         ( 0.002)
 Net realized and unrealized gain on investments .........................           0.276
                                                                                 ---------
  Total from investment operations .......................................           0.274
                                                                                 ---------
Net asset value, end of period ...........................................       $  10.274
                                                                                 =========
Total return* ............................................................            2.74%
Net assets, end of period (000's) ........................................       $  15,412
Ratio of total expenses to average net assets ............................            1.15%(1)
Ratio of net investment income to average net assets .....................           (0.98)%(1)
Portfolio turnover rate ..................................................            0.71%
Average commission rate paid per share on equity securities traded .......       $  0.0440

(1) Annualized
* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

22  See Notes to Financial Statements.

--------------------------------------------------------------------------------

                         Independent Auditors' Report


The Board of Directors and Shareholders
Aetna Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities of Aetna International Portfolio, a portfolio of Aetna Variable Portfolios, Inc. (the Portfolio), including the portfolio of investments, as of December 31, 1997, and the related statements of operations, changes in net assets and the financial highlights for the period from December 22, 1997 (date of commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aetna International Portfolio, as of December 31, 1997, the results of its operations, changes in its net assets and financial highlights for the period from December 22, 1997 to December 31, 1997, in conformity with generally accepted accounting principles.



                                      /s/ KPMG Peat Marwick LLP
                                      KPMG Peat Marwick LLP

Hartford, Connecticut
February 13, 1998

Aetna Variable Portfolios, Inc.
Portfolio of Investments--December 31, 1997
Aetna Mid Cap Portfolio
--------------------------------------------------------------------------------

                                                 Number of        Market
                                                  Shares          Value
                                               ------------   -------------
COMMON STOCKS (99.9%)
Aerospace and Defense (2.9%)
General Motors, Class H ......................   900           $   33,244
Thiokol Corp. ................................ 1,400              113,750
                                                               ----------
                                                                  146,994
                                                               ----------
Autos and Auto Equipment (2.2%)
Bandag, Inc. ................................. 2,100              112,219
                                                               ----------
Banks (12.0%) ................................
AmSouth Bancorporation ....................... 2,000              108,625
Colonial BancGroup, Inc. .....................   800               27,550
Dime Bancorp, Inc. ........................... 5,000              151,249
Mercantile Bankshares Corp. .................. 3,500              136,938
North Fork Bancorp, Inc. ..................... 2,300               77,194
Star Banc Corp. .............................. 1,900              109,013
                                                               ----------
                                                                  610,569
                                                               ----------
Building Materials and Construction (2.0%)
Southdown, Inc. .............................. 1,700              100,300
                                                               ----------
Chemicals (4.4%)
Goodrich (B.F.) Co. ..........................   490               20,304
Lyondell Petrochemical Co. ................... 3,500               92,750
Millennium Chemicals, Inc. ................... 4,600              108,388
                                                               ----------
                                                                  221,442
                                                               ----------
Commercial Services (4.2%)
AccuStaff, Inc.+ ............................. 4,000               92,000
Ogden Corp. ..................................   100                2,819
Quintiles Transnational Corp.+ ............... 3,100              118,575
                                                               ----------
                                                                  213,394
                                                               ----------
Computer Software (2.4%)
Cambridge Technology Partners, Inc.+ ......... 2,900              120,713
                                                               ----------
Computers and Office Equipment (2.2%)
SMART Modular Technologies, Inc.+ ............ 4,800              110,400
                                                               ----------
Consumer Products (1.5%)
Blyth Industries, Inc.+ ...................... 2,600               77,838
                                                               ----------
Financial Services (6.0%)
Bear Stearns Co., Inc. ....................... 3,300              156,749
Edwards (A.G.), Inc. .........................   600               23,850
Greenpoint Financial Corp. ...................   200               14,513
Lehman Brothers Holdings, Inc. ............... 2,200              112,200
                                                               ----------
                                                                  307,312
                                                               ----------
Foods and Beverages (4.7%)
Dean Foods Co. ............................... 1,600               95,200
Interstate Bakeries Corp. .................... 3,800              142,025
                                                               ----------
                                                                  237,225
                                                               ----------
Health Services (2.1%)
Total Renal Care Holdings, Inc.+ ............. 3,900              107,250
                                                               ----------


                                                 Number of        Market
                                                  Shares          Value
                                               ------------   -------------
Insurance (4.4%)
Equitable Co., Inc. (The) .................... 2,100           $  104,475
Transatlantic Holdings, Inc. ................. 1,700              121,550
                                                               ----------
                                                                  226,025
                                                               ----------
Media and Entertainment (5.2%)
Chancellor Media Corp.+ ...................... 1,000               74,625
Lin Television Corp.+ ........................   300               16,350
Media General, Inc. .......................... 2,900              121,256
Omnicom Group, Inc. .......................... 1,200               50,850
                                                               ----------
                                                                  263,081
                                                               ----------
Medical Supplies (7.0%)
ATL Ultrasound, Inc.+ ........................ 2,500              115,000
Datascope Corp.+ ............................. 4,100              106,088
Mylan Laboratories, Inc. ..................... 6,500              136,094
                                                               ----------
                                                                  357,182
                                                               ----------
Oil and Gas (5.8%)
El Paso Natural Gas Co. ...................... 1,500               99,750
Tidewater, Inc. .............................. 1,800               99,225
Valero Energy Corp. .......................... 2,400               75,450
Weatherford Enterra, Inc.+ ...................   500               21,875
                                                               ----------
                                                                  296,300
                                                               ----------
Pharmaceuticals (2.6%)
Rexall Sundown, Inc.+ ........................ 4,300              129,806
                                                               ----------
Printing and Publishing (5.2%)
Central Newspapers, Inc., Class A ............ 1,600              118,300
Washington Post Co. ..........................   300              145,949
                                                               ----------
                                                                  264,249
                                                               ----------
Retail (5.8%)
Fingerhut Companies, Inc. .................... 3,800               81,225
Office Depot, Inc.+ .......................... 6,100              146,018
Safeway, Inc.+ ............................... 1,100               69,575
                                                               ----------
                                                                  296,818
                                                               ----------
Telecommunications (5.5%)
ADC Telecommunications, Inc.+ ................ 4,100              171,174
Adtran, Inc.+ ................................ 3,400               93,500
CIENA Corp.+ .................................   200               12,225
                                                               ----------
                                                                  276,899
                                                               ----------
Transportation (4.5%)
Alaska Air Group, Inc.+ ...................... 3,100              120,125
UAL Corp.+ ................................... 1,200              111,000
                                                               ----------
                                                                  231,125
                                                               ----------
Utilities--Electric (5.5%)
Atlantic Energy, Inc. ........................ 1,700               36,019
Boston Edison Co. ............................ 2,900              109,838
New York State Electric & Gas Corp. .......... 3,800              134,900
                                                               ----------
                                                                  280,757
                                                               ----------

24   See Notes to Portfolio of Investments.

Aetna Variable Portfolios, Inc.
Portfolio of Investments--December 31, 1997
Aetna Mid Cap Portfolio (continued)
--------------------------------------------------------------------------------

                                          Number of         Market
                                            Shares           Value
                                        -------------   -------------
Utilities--Telephone (1.8%)
Southern New England Telecommunications
  Corp. ...............................       1,800      $   90,563
                                                         ----------
Total Common Stocks (cost $4,995,453)                     5,078,461
                                                         ----------
                                         Principal
                                           Amount
                                         ---------
SHORT-TERM INVESTMENTS (3.4%)
Federal Home Loan Bank, Comm. Paper,
  4.90%, 01/02/98 .....................   $ 172,000         172,000
                                                         ----------
Total Short-Term Investments (cost $172,000)                172,000
                                                         ----------
TOTAL INVESTMENTS (cost $5,167,453)(a)                    5,250,461
                                                         ----------
Other assets less liabilities                              (166,798)
                                                         ----------
Total Net Assets                                         $5,083,663
                                                         ==========



Notes to Portfolio of Investments
(a) The cost of investments for federal income
tax purposes is identical.
Unrealized gains and losses, based on
identified tax cost at December 31,
1997, are as follows:
Unrealized gains ................  $ 152,910
Unrealized losses ...............    (69,902)
                                   ---------
 Net unrealized gain ............  $  83,008
                                   =========

+ Non-income producing security.
Category percentages are based on net assets.


                                        See Notes to Financial Statements.    25

Aetna Variable Portfolios, Inc.
Statement of Assets and Liabilities--December 31, 1997
Aetna Mid Cap Portfolio
--------------------------------------------------------------------------------

Assets:
Investments, at market value .............................................................     $ 5,250,461
Cash .....................................................................................           1,375
Receivable for:
 Dividends and interest ..................................................................           1,631
 Investments sold ........................................................................          48,237
                                                                                               -----------
   Total assets ..........................................................................       5,301,704
                                                                                               -----------
Liabilities:
Payable for:
 Dividends to shareholders ...............................................................           6,250
 Investments purchased ...................................................................         209,730
Accrued investment advisory fees .........................................................           1,627
Accrued administrative services fees .....................................................             434
                                                                                               -----------
   Total liabilities .....................................................................         218,041
                                                                                               -----------
 NET ASSETS ..............................................................................     $ 5,083,663
                                                                                               ===========
Net assets represented by:
Paid-in capital ..........................................................................     $ 5,000,000
Net unrealized gain on investments .......................................................          83,008
Accumulated net realized gain on investments .............................................             655
                                                                                               -----------
 NET ASSETS ..............................................................................     $ 5,083,663
                                                                                               ===========
Capital Shares, $0.001 par value:
Outstanding ..............................................................................         500,000
Net asset value, offering and redemption price per share (net assets divided by shares         $    10.167
  outstanding)
Cost of investments ......................................................................     $ 5,167,453


26  See Notes to Financial Statements.

Aetna Variable Portfolios, Inc.
Statement of Operations--Period from December 17, 1997 to December 31, 1997 Aetna Mid Cap Portfolio
--------------------------------------------------------------------------------


Investment Income:
Dividends ................................................................    $ 2,331
Interest .................................................................      4,304
                                                                              -------
   Total investment income ...............................................      6,635
                                                                              -------
Expenses:
Investment advisory fees .................................................      1,627
Administrative services fees .............................................        434
                                                                              -------
   Total expenses ........................................................      2,061
                                                                              -------
Net investment income ....................................................      4,574
                                                                              -------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
 Sale of investments .....................................................      2,331
                                                                              -------
   Net realized gain on investments ......................................      2,331
                                                                              -------
Net change in unrealized gain or loss on:
 Investments .............................................................     83,008
                                                                              -------
   Net change in unrealized gain or loss on investments ..................     83,008
                                                                              -------
Net realized and change in unrealized gain (loss) on investments .........     85,339
                                                                              -------
Net increase in net assets resulting from operations .....................    $89,913
                                                                              =======


                                           See Notes to Financial Statements. 27

Aetna Variable Portfolios, Inc.
Statement of Changes in Net Assets
Aetna Mid Cap Portfolio
--------------------------------------------------------------------------------


                                                                              Period from
                                                                           December 17, 1997
                                                                          to December 31, 1997
                                                                         ---------------------
Operations:
Net investment income ................................................        $    4,574
Net realized gain on investments .....................................             2,331
Net change in unrealized gain or loss on investments .................            83,008
                                                                              ----------
  Net increase in net assets resulting from operations ...............            89,913
                                                                              ----------
Distributions to Shareholders:
From net investment income ...........................................            (6,250)
                                                                              ----------
  Decrease in net assets from distributions to shareholders ..........            (6,250)
                                                                              ----------
Fund Share Transactions:
Proceeds from shares sold ............................................         5,000,000
                                                                              ----------
  Net increase in net assets from fund share transactions ............         5,000,000
                                                                              ----------
Net change in net assets .............................................         5,083,663
Net assets:
Beginning of period ..................................................                --
                                                                              ----------
End of period ........................................................        $5,083,663
                                                                              ==========
End of period net assets includes undistributed net investment income                 --
                                                                              ==========
Share Transactions:
Number of shares sold ................................................           500,000
                                                                              ----------
  Net increase .......................................................           500,000
                                                                              ==========

28  See Notes to Financial Statements.

Aetna Variable Portfolios, Inc.
Notes to Financial Statements--December 31, 1997
Aetna Mid Cap Portfolio
--------------------------------------------------------------------------------

1. Organization

Aetna Variable Portfolios, Inc. (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Maryland on June 4, 1996. The Articles of Incorporation permit the Fund to offer separate Portfolios each of which has its own investment objective, policies and restrictions.

The Fund offers eleven Portfolios, one of which, Aetna Mid Cap Portfolio (Portfolio), which commenced operations on December 17, 1997, is described in this report.

The Portfolio seeks growth of capital primarily through investment in a diversified portfolio consisting of common stocks.

Shares of the Portfolio are owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts and variable life insurance policies. Currently, all shares are held by separate accounts of Aetna Life Insurance and Annuity Company (ALIAC) and its subsidiary, Aetna Insurance Company of America.

ALIAC serves as the Investment Adviser and principal underwriter to the Portfolio. ALIAC is an indirect wholly-owned subsidiary of Aetna Retirement Services, Inc. which is in turn a wholly-owned subsidiary of Aetna Inc. Aeltus Investment Management, Inc. (Aeltus), an affiliate of ALIAC, is employed as a subadviser to the Portfolio.


2. Summary of Significant Accounting Policies

A. Valuation of Investments

The accompanying financial statements of the Portfolio have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors.


B. Federal Income Taxes

As a qualified regulated investment company, the Portfolio is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.


C. Distributions

The Portfolio distributes all of its net investment income and capital gains, if any, to shareholders annually. Distributions from net investment income are based on taxable net income. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to distributions in excess of ordinary income reclassified as income against short-term capital gains.


D. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

Aetna Variable Portfolios, Inc.
Notes to Financial Statements--December 31, 1997
Aetna Mid Cap Portfolio (continued)
--------------------------------------------------------------------------------

3. Investment Advisory Fee and Other Expenses

The Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.75% of its average daily net assets.

Under the terms of an Administrative Services Agreement, ALIAC acts as administrator and provides all administrative services necessary for the Portfolio's operations and is responsible for the supervision of the Portfolio's other service providers. ALIAC also assumes all ordinary, recurring costs of the Portfolio, such as custodian fees, directors' fees, transfer agent costs and accounting expenses. For these services, ALIAC receives an annual fee, payable monthly, at a rate of 0.20% of the average daily net assets of the Portfolio.

Under the terms of a Subadvisory Agreement among the Portfolio, ALIAC and Aeltus, Aeltus supervises the investment and reinvestment of cash and securities and provides certain related administrative services to the Portfolio in exchange for a fee (payable by ALIAC) of up to 0.475% of average daily net assets of the Portfolio. For the period ended December 31, 1997, ALIAC paid Aeltus $1,031 in accordance with the terms of the Subadvisory Agreement.


4. Purchases and Sales of Investment Securities

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 1997, were $5,041,359 and $48,237 respectively.


5. Certain Reclassifications

In accordance with generally accepted accounting principles, the following reclassifications were made in order to present the Portfolio's capital accounts on a tax basis. These reclassifications have no impact on the net asset value of the Portfolio.


                         Undistributed          Accumulated Net Realized
                     Net Investment Income     Gain (Loss) on Investments
 Paid-in Capital            Increase                    Decrease
-----------------   -----------------------   ---------------------------
        --                   $1,676                    ($1,676)

Aetna Variable Portfolios, Inc.
Financial Highlights
Aetna Mid Cap Portfolio
--------------------------------------------------------------------------------

Selected data for a fund share outstanding throughout the period:

                                                                                 Period from
                                                                              December 17, 1997
                                                                             to December 31, 1997
                                                                            ---------------------
Net asset value, beginning of period ....................................       $  10.000
                                                                                ---------
Income from investment operations:
 Net investment income ..................................................           0.009
 Net realized and unrealized gain on investments ........................           0.171
                                                                                ---------
   Total from investment operations .....................................           0.180
                                                                                ---------
Less distributions:
From net investment income ..............................................          (0.013)
                                                                                ---------
   Total distributions ..................................................          (0.013)
                                                                                ---------
Net asset value, end of period ..........................................       $  10.167
                                                                                =========
Total return* ...........................................................            1.80%
Net assets, end of period (000's) .......................................       $   5,084
Ratio of total expenses to average net assets ...........................            0.95%(1)
Ratio of net investment income to average net assets ....................            2.10%(1)
Portfolio turnover rate .................................................            0.95%
Average commission rate paid per share on purchases of equity securities        $  0.0286

(1) Annualized.
* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

                                           See Notes to Financial Statements. 31

--------------------------------------------------------------------------------

                         Independent Auditors' Report


The Board of Directors and Shareholders
Aetna Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities of Aetna Mid Cap Portfolio, a portfolio of Aetna Variable Portfolios, Inc. (the Portfolio), including the portfolio of investments, as of December 31, 1997, and the related statements of operations, changes in net assets and the financial highlights for the period from December 17, 1997 (date of commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aetna Mid Cap Portfolio, as of December 31, 1997, the results of its operations, changes in its net assets and financial highlights for the period from December 17, 1997 to December 31, 1997, in conformity with generally accepted accounting principles.



                                             /s/ KPMG Peat Marwick LLP
                                             KPMG Peat Marwick LLP

Hartford, Connecticut
February 13, 1998

Aetna Variable Portfolios, Inc.
Portfolio of Investments--December 31, 1997
Aetna Real Estate Securities Portfolio
--------------------------------------------------------------------------------

                                                 Number of      Market
                                                  Shares         Value
                                                ----------   ------------
COMMON STOCKS (97.6%)
Real Estate Investment Trusts (97.6%)
Apartment Investment & Management Co. .........    6,800      $  249,900
Bedford Property Investors, Inc. ..............    6,200         135,625
Burnham Pacific Properties, Inc. ..............   15,800         241,938
Catellus Development Corp.+ ...................   11,000         220,000
CBL & Associates Properties, Inc. .............    3,500          86,406
Colonial Properties Trust .....................    8,100         244,013
Cousins Properties, Inc. ......................    7,800         228,638
Crescent Real Estate Equities, Inc. ...........    6,600         259,875
Equity Inns, Inc. .............................    7,700         113,575
Equity Office Properties Trust ................    7,100         224,094
Equity Residential Properties Trust ...........    4,900         247,756
Essex Property Trust, Inc. ....................    7,000         245,000
General Growth Properties .....................    3,800         137,275
Glenborough Realty Trust, Inc. ................    7,400         219,225
Golf Trust of America, Inc. ...................    5,000         145,000
JDN Realty Corp. ..............................    6,600         213,675
Koger Equity, Inc. ............................    7,500         164,531
Manufactured Home Communities, Inc. ...........    5,500         148,500
Parkway Properties, Inc. ......................    3,300         113,231
Post Properties, Inc. .........................    6,200         251,875
Prentiss Properties Trust .....................    4,700         131,306
Public Storage, Inc. ..........................    7,300         214,438
Security Capital Industrial Trust .............    6,200         154,225
Starwood Lodging Trust ........................    4,400         254,650
Storage Trust Realty ..........................    9,700         255,230
Weeks Corp. ...................................    4,000         128,000
                                                              ----------
Total Common Stocks (cost $4,873,727)                          5,027,981
                                                              ==========



                                              Principal        Market
                                                Amount         Value
                                             -----------   -------------
SHORT-TERM INVESTMENTS (2.5%)
Federal Home Loan Bank, Comm. Paper,
  4.90%, 01/02/98 .......................... $129,000       $  129,000
                                                            ----------
Total Short-Term Investments (cost $129,000)                   129,000
                                                            ----------
TOTAL INVESTMENTS (cost $5,002,727)(a)                       5,156,981
Other assets less liabilities                                   (4,070)
                                                            ----------
Total Net Assets                                            $5,152,911
                                                            ==========
Notes to Portfolio of Investments
(a) The cost of investments for federal income tax purposes amounts to
$5,003,686. Unrealized gains and losses, based on identified tax cost at
December 31, 1997, are as follows:
Unrealized gains ...........................                $  177,920
Unrealized losses ..........................                   (24,625)
                                                            ----------
 Net unrealized gain .......................                $  153,295
                                                            ==========

+ Non-income producing security.
Category percentages are based on net assets.




                                        See Notes to Financial Statements.    33

Aetna Variable Portfolios, Inc.
Statement of Assets and Liabilities--December 31, 1997
Aetna Real Estate Securities Portfolio
--------------------------------------------------------------------------------

Assets:
Investments, at market value .............................................................    $5,156,981
Cash .....................................................................................         4,489
Receivable for:
 Dividends and interest ..................................................................        20,058
                                                                                              ----------
   Total assets ..........................................................................     5,181,528
                                                                                              ----------
Liabilities:
Payable for:
 Dividends to shareholders ...............................................................        26,250
Accrued investment advisory fees .........................................................         1,869
Accrued administrative services fees .....................................................           498
                                                                                              ----------
   Total liabilities .....................................................................        28,617
                                                                                              ----------
 NET ASSETS ..............................................................................    $5,152,911
                                                                                              ==========
Net assets represented by:
Paid-in capital ..........................................................................    $5,000,000
Net unrealized gain on investments .......................................................       154,254
Distributions in excess of net investment income .........................................        (2,302)
Accumulated net realized gain on investments .............................................           959
                                                                                              ----------
 NET ASSETS ..............................................................................    $5,152,911
                                                                                              ==========
Capital Shares, $0.001 par value:
Outstanding ..............................................................................       500,000
Net asset value, offering and redemption price per share (net assets divided by shares        $   10.306
  outstanding)
Cost of investments ......................................................................    $5,002,727


34  See Notes to Financial Statements.

Aetna Variable Portfolios, Inc.
Statement of Operations--Period from December 15, 1997 to December 31, 1997 Aetna Real Estate Securities Portfolio
--------------------------------------------------------------------------------


Investment Income:
Dividends ................................................................    $ 24,008
Interest .................................................................       3,266
                                                                              --------
   Total investment income ...............................................      27,274
                                                                              --------
Expenses:
Investment advisory fees .................................................       1,869
Administrative services fees .............................................         498
                                                                              --------
   Total expenses ........................................................       2,367
                                                                              --------
Net investment income ....................................................      24,907
                                                                              --------
Net Realized and Unrealized Gain (Loss):
Net change in unrealized gain or loss on:
 Investments .............................................................     154,254
                                                                              --------
   Net change in unrealized gain or loss on investments ..................     154,254
                                                                              --------
Net realized and change in unrealized gain (loss) on investments .........     154,254
                                                                              --------
Net increase in net assets resulting from operations .....................    $179,161
                                                                              ========


                                           See Notes to Financial Statements. 35

Aetna Variable Portfolios, Inc.
Statement of Changes in Net Assets
Aetna Real Estate Securities Portfolio
--------------------------------------------------------------------------------

                                                                                           Period from
                                                                                        December 15, 1997
                                                                                       to December 31, 1997
                                                                                      ---------------------
Operations:
Net investment income .............................................................        $   24,907
Net change in unrealized gain or loss on investments ..............................           154,254
                                                                                           ----------
  Net increase in net assets resulting from operations ............................           179,161
                                                                                           ----------
Distributions to Shareholders:
From net investment income ........................................................           (26,250)
                                                                                           ----------
  Decrease in net assets from distributions to shareholders .......................           (26,250)
                                                                                           ----------
Fund Share Transactions:
Proceeds from shares sold .........................................................         5,000,000
                                                                                           ----------
  Net increase in net assets from fund share transactions .........................         5,000,000
                                                                                           ----------
Net change in net assets ..........................................................         5,152,911
Net assets:
Beginning of period ...............................................................                --
                                                                                           ----------
End of period .....................................................................        $5,152,911
                                                                                           ==========
End of period net assets includes distributions in excess of net investment income         $   (2,302)
                                                                                           ==========
Share Transactions:
Number of shares sold .............................................................           500,000
                                                                                           ----------
  Net increase ....................................................................           500,000
                                                                                           ==========


36  See Notes to Financial Statements.

Aetna Variable Portfolios, Inc.
Notes to Financial Statements--December 31, 1997
Aetna Real Estate Securities Portfolio
--------------------------------------------------------------------------------

1. Organization

Aetna Variable Portfolios, Inc. (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Maryland on June 4, 1996. The Articles of Incorporation permit the Fund to offer separate Portfolios each of which has its own investment objective, policies and restrictions.

The Fund offers eleven Portfolios, one of which, Aetna Real Estate Securities Portfolio (Portfolio), which commenced operations on December 15, 1997, is described in this report.

The Portfolio seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies.

Shares of the Portfolio are owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts and variable life insurance policies. Currently, all shares are held by separate accounts of Aetna Life Insurance and Annuity Company (ALIAC) and its subsidiary, Aetna Insurance Company of America.

ALIAC serves as the Investment Adviser and principal underwriter to the Portfolio. ALIAC is an indirect wholly-owned subsidiary of Aetna Retirement Services, Inc. which is in turn a wholly-owned subsidiary of Aetna Inc. Aeltus Investment Management, Inc. (Aeltus), an affiliate of ALIAC, is employed as a subadviser to the Portfolio.


2. Summary of Significant Accounting Policies

A. Valuation of Investments

The accompanying financial statements of the Portfolio have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors.


B. Federal Income Taxes

As a qualified regulated investment company, the Portfolio is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.


C. Distributions

The Portfolio distributes all of its net investment income and capital gains, if any, to shareholders annually. Distributions from net investment income are based on taxable net investment income. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to deferred losses on wash sales.


D. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

Aetna Variable Portfolios, Inc.
Notes to Financial Statements--December 31, 1997
Aetna Real Estate Securities Portfolio (continued)
--------------------------------------------------------------------------------

3. Investment Advisory Fee and Other Expenses

The Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.75% of its average daily net assets.

Under the terms of an Administrative Services Agreement, ALIAC acts as administrator and provides all administrative services necessary for the Portfolio's operations and is responsible for the supervision of the Portfolio's other service providers. ALIAC also assumes all ordinary, recurring costs of the Portfolio, such as custodian fees, directors' fees, transfer agent costs and accounting expenses. For these services, ALIAC receives an annual fee, payable monthly, at a rate of 0.20% of the average daily net assets of the Portfolio.

Under the terms of a Subadvisory Agreement among the Portfolio, ALIAC and Aeltus, Aeltus supervises the investment and reinvestment of cash and securities and provides certain related administrative services to the Portfolio in exchange for a fee (payable by ALIAC) of up to 0.475% of average daily net assets of the Portfolio. For the period ended December 31, 1997, ALIAC paid Aeltus $1,183 in accordance with the terms of the Subadvisory Agreement.


4. Purchases of Investment Securities

Purchases of investment securities, excluding short-term investments, for the period ended December 31, 1997, were $4,873,727.


5. Certain Reclassifications

In accordance with generally accepted accounting principles, the following reclassifications were made in order to present the Portfolio's capital accounts on a tax basis. These reclassifications have no impact on the net asset value of the Portfolio.


                                                  Accumulated Net
                         Undistributed         Realized Gain (Loss) on
                     Net Investment Income           Investments
 Paid-in Capital            Decrease                  Increase
-----------------   -----------------------   ------------------------
        --                  ($959)                     $959

6. Concentration of Risk

Due to the Portfolio's policy of concentration in the real estate industry, adverse developments in that industry could have a greater impact on the Portfolio, and consequently shareholders' account values, than a fund with broader industry diversification.

Aetna Variable Portfolios, Inc.
Financial Highlights
Aetna Real Estate Securities Portfolio
--------------------------------------------------------------------------------

Selected data for a fund share outstanding throughout the period:

                                                                                 Period from
                                                                              December 15, 1997
                                                                             to December 31, 1997
                                                                            ---------------------
Net asset value, beginning of period ....................................       $  10.000
                                                                                ---------
Income from investment operations:
 Net investment income ..................................................           0.050
 Net realized and unrealized gain on investments ........................           0.309
                                                                                ---------
   Total from investment operations .....................................           0.359
                                                                                ---------
Less distributions:
 From net investment income .............................................          (0.053)
                                                                                ---------
   Total distributions ..................................................          (0.053)
                                                                                ---------
Net asset value, end of period ..........................................       $  10.306
                                                                                =========
Total return* ...........................................................            3.59%
Net assets, end of period (000's) .......................................       $   5,153
Ratio of total expenses to average net assets ...........................            0.95%(1)
Ratio of net investment income to average net assets ....................            9.99%(1)
Average commission rate paid per share on purchases of equity securities        $  0.0448

(1) Annualized.
* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

                                           See Notes to Financial Statements. 39

--------------------------------------------------------------------------------

                         Independent Auditors' Report


The Board of Directors and Shareholders
Aetna Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities of Aetna Real Estate Portfolio, a portfolio of Aetna Variable Portfolios, Inc. (the Portfolio), including the portfolio of investments, as of December 31, 1997, and the related statements of operations, changes in net assets and the financial highlights for the period from December 15, 1997 (date of commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aetna Real Estate Portfolio, as of December 31, 1997, the results of its operations, changes in its net assets and financial highlights for the period from December 15, 1997 to December 31, 1997, in conformity with generally accepted accounting principles.


                                           /s/ KPMG Peat Marwick LLP
                                           KPMG Peat Marwick LLP

Hartford, Connecticut
February 13, 1998

Aetna Variable Portfolios, Inc.
Portfolio of Investments--December 31, 1997
Aetna Index Plus Bond Portfolio
--------------------------------------------------------------------------------

                                                      Principal           Market
                                                        Amount            Value
                                                   ---------------   ---------------
LONG-TERM BONDS AND NOTES (89.4%)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (48.5%)
Agency Mortgage-Backed Securities (25.6%)
Federal Home Loan Mortgage Corp., 9.00%,
  07/01/16-09/01/16 ..............................    $  147,565      $    156,925
Federal National Mortgage Association--
  Conventional, 6.50%, 01/01/10[sec] .............       800,000           801,500
Federal National Mortgage Association--Gold,
  6.50%, 11/01/17[sec] ...........................     1,000,000           988,750
Federal National Mortgage Association--Gold,
  7.50%, 04/01/16[sec] ...........................       600,000           614,813
Government National Mortgage Association--
  Single Family, 7.00%, 04/01/16[sec] ............       350,000           352,953
Government National Mortgage Association--
  Single Family, 7.50%, 10/15/22 .................        90,616            92,910
Government National Mortgage Association--
  Single Family, 8.00%, 04/15/17-08/15/17 ........       487,043           505,613
Government National Mortgage Association--
  Single Family, 9.50%, 08/15/21 .................       300,014           324,953
                                                                      ------------
                                                                         3,838,417
                                                                      ------------
U.S. Treasuries (22.9%)
U.S. Treasury Bond, 6.13%, 08/15/07 ..............       525,000           539,604
U.S. Treasury Bond, 6.38%, 01/15/00 ..............       400,000           405,561
U.S. Treasury Bond, 6.75%, 08/15/26 ..............       275,000           302,801
U.S. Treasury Bond, 7.25%, 05/15/16 ..............       690,000           786,059
U.S. Treasury Bond, 8.13%, 05/15/21 ..............       550,000           693,174
U.S. Treasury Note, 6.50%, 08/15/05 ..............       675,000           704,427
                                                                      ------------
                                                                         3,431,626
                                                                      ------------
Total U.S. Government and Agency
  Obligations (cost $7,261,305)                                          7,270,043
                                                                      ------------
Corporate Bonds (40.9%)
Electric and Telephone Bonds (3.4%)
Airtouch Communications, 7.13%, 07/15/01 .........       250,000           256,540
Puget Sound Energy, Inc., 7.02%, 12/01/27 ........       250,000           253,774
                                                                      ------------
                                                                           510,314
                                                                      ------------
Financial Bonds (23.1%)
Associates Corp. N.A., 6.88%, 11/15/08 ...........       200,000           204,683
Capital One Bank, 6.83%, 05/17/99 ................       385,000           389,154
Chase Manhatten Corp., 7.13%, 06/15/09 ...........       200,000           207,702
First Maryland Bancorp, 8.38%, 05/15/02 ..........       300,000           322,055
Ford Motor Credit Co., 5.75%, 01/25/01 ...........       250,000           246,712
General Motors Acceptance Corp.,
  7.38%, 04/15/99 ................................       350,000           355,779
Ikon Capital Resources, 6.52%, 10/29/99 ..........       375,000           377,475
International Lease Finance Corp.,
  6.38%, 01/18/00 ................................       300,000           301,157
Merrill Lynch & Co., Inc., 6.50%, 04/01/01 .......       250,000           252,510
Paine Webber Group, Inc., 9.18%, 03/12/99 ........       300,000           311,019


                                                      Principal           Market
                                                        Amount            Value
                                                   ---------------   ---------------
Financial Bonds (continued)
Salomon Smith Barney Holdings, 6.63%,
  11/15/03 .......................................    $  250,000      $    252,140
Travelers Group, Inc., 7.88%, 05/15/25 ...........       225,000           253,127
Foreign Bonds (3.5%)
Quebec Province, 7.50%, 07/15/02 .................       300,000           314,139
Santander Finance Issuances, 6.38%, 02/15/11 .....       225,000           218,314
                                                                      ------------
                                                                           532,453
                                                                      ------------
Other Public Corporate Bonds (10.9%)
Conrail, 9.75%, 06/01/00 .........................       130,000           139,814
Crown Cork & Seal, 6.75%, 04/15/03 ...............       300,000           305,091
Dayton Hudson Co., 6.63%, 03/01/03 ...............       175,000           176,939
Dayton Hudson Co., 9.75%, 07/01/02 ...............       100,000           113,232
Federated Department Stores, 8.13%, 10/15/02 .....       200,000           213,581
Lockheed Martin Corp., 7.25%, 05/15/06 ...........       210,000           220,444
Royal Caribbean, 8.25%, 04/01/05 .................       140,000           151,808
Sears Roebuk Acceptance, 7.05%, 09/17/01 .........       300,000           308,052
                                                                      ------------
                                                                         1,628,961
                                                                      ------------
Total Corporate Bonds (cost $6,145,902)                                  6,145,241
                                                                      ------------
Total Long-Term Bonds and Notes
  (cost $13,407,207)                                                    13,415,284
                                                                      ------------
SHORT-TERM INVESTMENTS (28.1%)
Federal Home Loan Bank, Comm. Paper, 4.90%,
  01/02/98 .......................................     1,362,000         1,362,000
Federal Home Loan Mortgage, Comm. Paper,
  5.68%, 01/23/98[sec][sec] ......................       450,000           448,509
Federal Home Loan Mortgage, Comm. Paper,
  5.72%, 01/14/98[sec][sec] ......................     1,607,000         1,603,935
Federal Home Loan Mortgage, Comm. Paper,
  5.73%, 01/20/98[sec][sec] ......................       803,000           800,699
                                                                      ------------
Total Short-Term Investments (cost $4,215,145)                           4,215,143
                                                                      ------------
TOTAL INVESTMENTS (cost $17,622,352)(a)                                 17,630,427
Other assets less liabilities                                           (2,621,553)
                                                                      ------------
Total Net Assets                                                      $ 15,008,874
                                                                      ============
Notes to Portfolio of Investments
(a) The cost of investments for federal income tax purposes is identical.
Unrealized gains and losses based on identified tax cost at
December 31, 1997, are as follows:
Unrealized gains .................................                    $     24,780
Unrealized losses ................................                         (16,705)
                                                                      ------------
 Net unrealized gain .............................                    $      8,075
                                                                      ============

[sec] When-issued or delayed delivery security.
[sec][sec] Segregated securities for purchases of delayed delivery or when-issued securities held at December 31, 1997.
Category percentages are based on net assets.

                                       See Notes to Financial Statements.     41

Aetna Variable Portfolios, Inc.
Statement of Assets and Liabilities--December 31, 1997
Aetna Index Plus Bond Portfolio
--------------------------------------------------------------------------------

Assets:
Investments, at market value .............................................................     $ 17,630,427
Cash .....................................................................................              989
Receivable for:
 Dividends and interest ..................................................................          175,627
                                                                                               ------------
   Total assets ..........................................................................       17,807,043
                                                                                               ------------
Liabilities:
Payable for:
 Dividends to shareholders ...............................................................           31,500
 Investments purchased ...................................................................        2,763,888
Accrued investment advisory fees .........................................................            1,854
Accrued administrative services fees .....................................................              927
                                                                                               ------------
   Total liabilities .....................................................................        2,798,169
                                                                                               ------------
 NET ASSETS ..............................................................................     $ 15,008,874
                                                                                               ============
Net assets represented by:
Paid-in capital ..........................................................................     $ 15,000,000
Net unrealized gain on investments .......................................................            8,075
Undistributed net investment income ......................................................              799
                                                                                               ------------
 NET ASSETS ..............................................................................     $ 15,008,874
                                                                                               ============
Capital Shares, $0.001 par value:
Outstanding ..............................................................................        1,500,000
Net asset value, offering and redemption price per share (net assets divided by shares         $     10.006
  outstanding)
Cost of investments ......................................................................     $ 17,622,352


42  See Notes to Financial Statements.

Aetna Variable Portfolios, Inc.
Statement of Operations--Period from December 18, 1997 to December 31, 1997 Aetna Index Plus Bond Portfolio
--------------------------------------------------------------------------------

Investment Income:
Interest .................................................................    $35,080
                                                                              -------
   Total investment income ...............................................     35,080
                                                                              -------
Expenses:
Investment advisory fees .................................................      1,854
Administrative services fees .............................................        927
                                                                              -------
   Total expenses ........................................................      2,781
                                                                              -------
Net investment income ....................................................     32,299
                                                                              -------
Net Realized and Unrealized Gain (Loss):
Net change in unrealized gain or loss on:
 Investments .............................................................      8,075
                                                                              -------
   Net change in unrealized gain or loss on investments ..................      8,075
                                                                              -------
Net realized and change in unrealized gain (loss) on investments .........      8,075
                                                                              -------
Net increase in net assets resulting from operations .....................    $40,374
                                                                              =======


                                           See Notes to Financial Statements. 43

Aetna Variable Portfolios, Inc.
Statement of Changes in Net Assets
Aetna Index Plus Bond Portfolio
--------------------------------------------------------------------------------

                                                                              Period from
                                                                          December 18, 1997 to
                                                                           December 31, 1997
                                                                         ---------------------
Operations:
Net investment income ................................................        $    32,299
Net change in unrealized gain or loss on investments .................              8,075
                                                                              -----------
  Net increase in net assets resulting from operations ...............             40,374
                                                                              -----------
Distributions to Shareholders:
From net investment income ...........................................            (31,500)
                                                                              -----------
  Decrease in net assets from distributions to shareholders ..........            (31,500)
                                                                              -----------
Fund Share Transactions:
Proceeds from shares sold ............................................         15,000,000
                                                                              -----------
  Net increase in net assets from fund share transactions ............         15,000,000
                                                                              -----------
Net change in net assets .............................................         15,008,874
Net assets:
Beginning of period ..................................................                 --
                                                                              -----------
End of period ........................................................        $15,008,874
                                                                              ===========
End of period net assets includes undistributed net investment income         $       799
                                                                              ===========
Share Transactions:
Number of shares sold ................................................          1,500,000
                                                                              -----------
  Net increase .......................................................          1,500,000
                                                                              ===========


44  See Notes to Financial Statements.

Aetna Variable Portfolios, Inc.
Notes to Financial Statements--December 31, 1997
Aetna Index Plus Bond Portfolio
--------------------------------------------------------------------------------

1. Organization

Aetna Variable Portfolios, Inc. (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Maryland on June 4, 1996. The Articles of Incorporation permit the Fund to offer separate Portfolios each of which has its own investment objective, policies and restrictions.

The Fund offers eleven Portfolios, one of which, Aetna Index Plus Bond Portfolio (Portfolio), which commenced operations on December 18, 1997, is described in this report.

The Portfolio seeks to maximize total return consistent with preservation of capital primarily through investment in a diversified portfolio of fixed income securities, which will be chosen to substantially replicate the characteristics of the Lehman Brothers Aggregate Bond Index, an unmanaged index comprised of approximately 6,000 securities.

Shares of the Portfolio are owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts and variable life insurance policies. Currently, all shares are held by separate accounts of Aetna Life Insurance and Annuity Company (ALIAC) and its subsidiary, Aetna Insurance Company of America.

ALIAC serves as the Investment Adviser and principal underwriter to the Portfolio. ALIAC is an indirect wholly-owned subsidiary of Aetna Retirement Services, Inc. which is in turn a wholly-owned subsidiary of Aetna Inc. Aeltus Investment Management, Inc. (Aeltus), an affiliate of ALIAC, is employed as a subadviser to the Portfolio.


2. Summary of Significant Accounting Policies

A. Valuation of Investments

The accompanying financial statements of the Portfolio have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors.


B. Delayed Delivery Transactions

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transactions are negotiated. The market value of the securities purchased or sold are identified in the Fund's Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In accordance with the 1940 Act, a Fund holding securities purchased on a when-issued or delayed delivery basis will maintain a segregated account at its custodian containing securities in an amount equal to the market value of the securities purchased on a when-issued or delayed delivery basis.


C. Federal Income Taxes

As a qualified regulated investment company, the Portfolio is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.

Aetna Variable Portfolios, Inc.
Notes to Financial Statements--December 31, 1997
Aetna Index Plus Bond Portfolio (continued)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

D. Distributions

The Portfolio distributes all of its net investment income and capital gains, if any, to shareholders annually. Distributions from net investment income are based on taxable net income. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. For the period ended December 31, 1997 there were no differences.


E. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.


3. Investment Advisory Fee and Other Expenses

The Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.30% of its average daily net assets.

Under the terms of an Administrative Services Agreement, ALIAC acts as administrator and provides all administrative services necessary for the Portfolio's operations and is responsible for the supervision of the Portfolio's other service providers. ALIAC also assumes all ordinary, recurring costs of the Portfolio, such as custodian fees, directors' fees, transfer agent costs and accounting expenses. For these services, ALIAC receives an annual fee, payable monthly, at a rate of 0.15% of the average daily net assets of the Portfolio.

Under the terms of a Subadvisory Agreement among the Portfolio, ALIAC and Aeltus, Aeltus supervises the investment and reinvestment of cash and securities and provides certain related administrative services to the Portfolio in exchange for a fee (payable by ALIAC) of up to 0.225% of average daily net assets of the Portfolio. For the period ended December 31, 1997, ALIAC paid Aeltus $1,389 in accordance with the terms of the Subadvisory Agreement.


4. Purchases of Investment Securities

Purchases of investment securities, excluding short-term investments, for the period ended December 31, 1997, were $13,409,257.

Aetna Variable Portfolios, Inc.
Financial Highlights
Aetna Index Plus Bond Portfolio
--------------------------------------------------------------------------------

Selected data for a fund share outstanding throughout the period.

                                                                      Period from
                                                                   December 18, 1997
                                                                  to December 31, 1997
                                                                 ---------------------
Net asset value, beginning of period .........................       $   10.000
                                                                     ----------
Income from investment operations:
 Net investment income .......................................            0.022
 Net realized and unrealized gain on investments .............            0.005
                                                                     ----------
  Total from investment operations ...........................            0.027
                                                                     ----------
Less distributions:
 From net investment income ..................................           (0.021)
                                                                     ----------
  Total distributions ........................................           (0.021)
                                                                     ----------
Net asset value, end of period ...............................       $   10.006
                                                                     ==========
Total return* ................................................             0.27%
Net assets, end of period (000's) ............................       $   15,009
Ratio of total expenses to average net assets ................             0.45%(1)
Ratio of net investment income to average net assets .........             5.23%(1)

(1) Annualized.
* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.


                                           See Notes to Financial Statements. 47

--------------------------------------------------------------------------------

                         Independent Auditors' Report


The Board of Directors and Shareholders
Aetna Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities of Aetna Index Plus Bond Portfolio, a portfolio of Aetna Variable Portfolios, Inc. (the Portfolio), including the portfolio of investments, as of December 31, 1997, and the related statements of operations, changes in net assets and the financial highlights for the period from December 18, 1997 (date of commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aetna Index Plus Bond Portfolio, as of December 31, 1997, the results of its operations, changes in its net assets and financial highlights for the period from December 18, 1997 to December 31, 1997, in conformity with generally accepted accounting principles.



                                               /s/ KPMG Peat Marwick LLP
                                               KPMG Peat Marwick LLP

Hartford, Connecticut
February 13, 1998

Aetna Variable Portfolios, Inc.
Portfolio of Investments--December 31, 1997
Aetna Index Plus Mid Cap Portfolio
--------------------------------------------------------------------------------

                                                    Number of        Market
                                                     Shares          Value
                                                  ------------   -------------
COMMON STOCKS (96.2%)
Aerospace and Defense (2.3%)
Gencorp, Inc. ...................................   600           $   15,000
Litton Industries, Inc.+ ........................   400               23,000
Newport News Shipbuilding, Inc. .................   500               12,719
Pittston Brink's Group ..........................   400               16,100
Puget Sound Power & Light .......................   500               15,094
Sundstrand Corp. ................................ 1,100               55,412
Thiokol Corp. ...................................   300               24,375
Viad Corp. ......................................   900               17,381
                                                                  ----------
                                                                     179,081
                                                                  ----------
Apparel (1.0%)
Burlington Industries, Inc.+ ....................   800               11,050
Jones Apparel Group, Inc.+ ...................... 1,000               43,000
Warnaco Group, Inc. (The) .......................   800               25,100
                                                                  ----------
                                                                      79,150
                                                                  ----------
Auto Parts and Accessories (0.9%)
Arvin Industries, Inc. ..........................   300                9,994
Federal-Mogul Corp. .............................   700               28,350
Meritor Automotive, Inc. ........................ 1,000               21,063
Superior Industries International, Inc. .........   300                8,044
                                                                  ----------
                                                                      67,451
                                                                  ----------
Autos and Auto Equipment (0.6%)
Borg Warner Automotive, Inc. ....................   400               20,800
Kaydon Corp. ....................................   500               16,313
Lancaster Colony Corp. ..........................   200               11,275
                                                                  ----------
                                                                      48,388
                                                                  ----------
Banks (11.8%)
Associated Banc-Corp. ...........................   300               16,538
Charter One Financial, Inc. .....................   600               37,875
City National Corp. .............................   400               14,775
Dime Bancorp, Inc. .............................. 1,700               51,424
First of America Bank Corp. .....................   800               61,699
First Security Corp. ............................ 1,100               46,063
First Tennessee National Corp. ..................   600               40,050
First Virginia Banks, Inc. ......................   500               25,844
Firststar Corp. ................................. 1,300               55,168
Hibernia Corp. Class A .......................... 1,200               22,575
Marshall & Ilsley Corp. ......................... 1,400               86,974
Mercantile Bancorporation, Inc. .................   800               49,199
Mercantile Bankshares Corp. ..................... 1,300               50,862
Northern Trust Corp. ............................ 1,600              111,599
Old Kent Financial Corp. ........................   300               11,888
Pacific Century Financial Corp. .................   400                9,900
Regions Financial Corp. ......................... 1,300               54,843
Southtrust Corp. ................................ 1,000               63,437
Summit Bancorporation ........................... 1,100               58,574
Wachovia Corp. ..................................   315               25,554
Wilmington Trust Corp. ..........................   300               18,713
                                                                  ----------
                                                                     913,554
                                                                  ----------

                                                    Number of        Market
                                                     Shares          Value
                                                  ------------   -------------
Building Materials and Construction (1.8%)
Clayton Homes, Inc. ............................. 1,100           $   19,800
Martin Marietta Materials, Inc. .................   900               32,906
Southdown, Inc. .................................   400               23,600
Vulcan Materials Co. ............................   600               61,274
                                                                  ----------
                                                                     137,580
                                                                  ----------
Chemicals (4.5%)
Albemarle Corp. .................................   500               11,938
BetzDearborn, Inc. ..............................   200               12,213
Cabot Corp. .....................................   400               11,050
Crompton & Knowles Corp. ........................ 1,400               37,100
Cytec Industries+ ...............................   300               14,081
Dexter Corp. ....................................   200                8,638
Ethyl Corp. ..................................... 1,200                9,225
Ferro Corp. .....................................   400                9,725
Georgia Gulf Corp. ..............................   600               18,375
Goodrich (B.F.) Co. .............................   350               14,503
Hanna (M. A.) Co. ...............................   500               12,625
IMC Global, Inc. ................................   600               19,650
Lubrizol Corp. ..................................   500               18,438
Lyondell Petrochemical Co. ...................... 1,500               39,750
Olin Corp. ......................................   500               23,438
RPM, Inc. .......................................   600                9,150
Solutia, Inc. ................................... 2,200               58,712
Witco Corp. .....................................   500               20,406
                                                                  ----------
                                                                     349,017
                                                                  ----------
Commercial Services (3.1%)
ACNielsen Corp.+ ................................   400                9,750
Cintas Corp. ....................................   600               23,400
GATX Corp. ......................................   200               14,513
Manpower, Inc. ..................................   500               17,625
Ogden Corp. .....................................   300                8,456
Olsten Corp. ....................................   600                9,000
Paychex, Inc. ...................................   700               35,438
Robert Half International, Inc.+ ................   800               32,000
Stewart Enterprises, Inc. .......................   300               13,988
USA Waste Services, Inc.+ ....................... 2,000               78,499
                                                                  ----------
                                                                     242,669
                                                                  ----------
Computer Software (3.9%)
America Online, Inc.+ ........................... 1,000               89,187
BMC Software, Inc.+ .............................   900               59,062
Compuware Corp.+ ................................ 1,600               51,199
Fiserv, Inc.+ ...................................   300               14,738
Network Associates, Inc.+ .......................   400               21,150
Policy Management Systems+ ......................   200               13,913
Reynolds & Reynolds Co. .........................   500                9,219
Sungard Data Systems, Inc.+ .....................   800               24,800
Symantec Corp.+ .................................   800               17,550
                                                                  ----------
                                                                     300,818
                                                                  ----------

                                   See Notes to Portfolio of Investments.     49

Aetna Variable Portfolios, Inc.
Portfolio of Investments--December 31, 1997
Aetna Index Plus Mid Cap Portfolio (continued)
--------------------------------------------------------------------------------

                                                   Number of        Market
                                                    Shares          Value
                                                 ------------   -------------
Computers and Office Equipment (2.1%)
Comdisco, Inc. .................................     500         $   16,719
CompUSA, Inc.+ .................................     800             24,800
Diebold, Inc. ..................................     400             20,250
Herman Miller, Inc. ............................     900             49,105
Quantum Corp.+ .................................     900             18,056
Storage Technology Corp.+ ......................     300             18,581
Stratus Computer, Inc.+ ........................     500             18,906
                                                                 ----------
                                                                    166,417
                                                                 ----------
Consumer Products (0.8%)
Dial Corp. .....................................     900             18,731
Flowers Industries, Inc. .......................     600             12,338
McCormick & Company, Inc. ......................     400             11,200
Premark International, Inc. ....................     600             17,400
                                                                 ----------
                                                                     59,669
                                                                 ----------
Diversified (0.6%)
Harsco Corp. ...................................     300             12,938
Mark IV Industries, Inc. .......................     900             19,688
Pentair, Inc. ..................................     400             14,375
                                                                 ----------
                                                                     47,001
                                                                 ----------
Electrical Equipment (1.3%)
Avnet, Inc. ....................................     300             19,800
Beckman Instruments, Inc. ......................     300             12,000
Linear Technology Corp. ........................     500             28,813
UCAR International, Inc.+ ......................     400             15,975
Varian Associates, Inc. ........................     200             10,113
Vishay Intertechnology, Inc.+ ..................     500             11,813
                                                                 ----------
                                                                     98,514
                                                                 ----------
Electronics (3.3%)
American Power Conversion Corp.+ ...............     600             14,175
Arrow Electronics, Inc.+ .......................     900             29,194
Atmel Corp.+ ...................................     600             11,138
Hubbell, Inc. ..................................     400             19,725
Maxim Integrated Products, Inc.+ ...............     800             27,600
Molex, Inc. ....................................     700             22,488
SCI Systems, Inc.+ .............................     800             34,850
Solectron Corp.+ ...............................     700             29,094
Symbol Technologies, Inc. ......................     300             11,325
TCA Cable TV, Inc. .............................     200              9,200
Teradyne, Inc.+ ................................   1,500             48,000
                                                                 ----------
                                                                    256,789
                                                                 ----------
Financial Services (7.7%)
Bear Stearns Co., Inc. .........................   2,200            104,499
Capital One Financial Corp. ....................     600             32,513
Crestar Financial Corp. ........................     700             39,900
Edwards (A.G.), Inc. ...........................   1,800             71,549
Finova Group, Inc. (The) .......................     500             24,844
Franklin Resources, Inc. .......................   1,800            156,487
Paine Webber Group, Inc. .......................   2,500             86,405
T. Rowe Price Associates .......................     500             31,438


                                                   Number of        Market
                                                    Shares          Value
                                                 ------------   -------------
Financial Services (continued)
Union Planters Corp. ...........................   700           $   47,556
                                                                 ----------
                                                                    595,191
                                                                 ----------
Foods and Beverages (4.0%)
Coca-Cola Enterprises, Inc. .................... 3,600              128,024
Dean Foods Co. .................................   800               47,600
Dole Food Company, Inc. ........................   600               27,450
Hormel Foods Corp. .............................   500               16,375
Interstate Bakeries Corp. ...................... 1,400               52,324
Universal Corp. ................................   700               28,788
Universal Foods Corp. ..........................   200                8,450
                                                                 ----------
                                                                    309,011
                                                                 ----------
Health Services (2.4%)
Allegiance Corp. ...............................   500               17,719
Bergen Brunswig Corp., Class A .................   900               37,913
Beverly Enterprises, Inc.+ .....................   700                9,100
Foundation Health Systems, Inc.+ ............... 1,000               22,375
Health Care & Retirement Corp.+ ................   400               16,100
Health Management Associates, Inc.+ ............ 1,100               27,775
HealthCare Compare Corp.+ ......................   200               10,225
Quorum Health Group, Inc.+ .....................   500               13,063
Sybron International Corp.+ ....................   400               18,775
Vencor, Inc. ...................................   600               14,663
                                                                 ----------
                                                                    187,708
                                                                 ----------
Home Furnishings and Appliances (1.6%)
Carlisle Co., Inc. .............................   300               12,825
Hon Industries, Inc. ...........................   600               35,400
Leggett & Platt, Inc. ..........................   900               37,688
Shaw Industries, Inc. ..........................   900               10,463
Unifi, Inc. ....................................   600               24,413
                                                                 ----------
                                                                    120,789
                                                                 ----------
Hotels and Restaurants (0.5%)
Bob Evans Farms, Inc. ..........................   600               13,275
Cracker Barrel Old Country Store, Inc. .........   400               13,350
Outback Steakhouse, Inc.+ ......................   300                8,625
                                                                 ----------
                                                                     35,250
                                                                 ----------
Insurance (3.7%)
Aflac, Inc. ....................................   900               46,013
AMBAC, Inc. .................................... 1,300               59,799
American Financial Group, Inc. .................   400               16,125
HSB Group, Inc. ................................   200               11,038
Old Republic International Corp. ............... 1,300               48,343
PMI Group, Inc. (The) ..........................   300               21,694
Provident Companies, Inc. ...................... 1,300               50,212
Transatlantic Holdings, Inc. ...................   500               35,750
                                                                 ----------
                                                                    288,974
                                                                 ----------
Machinery and Equipment (1.3%)
AGCO Corp. .....................................   900               26,325
Danaher Corp. ..................................   500               31,563
Donaldson Company, Inc. ........................   200                9,013

50     See Notes to Portfolio of Investments.

Aetna Variable Portfolios, Inc.
Portfolio of Investments--December 31, 1997
Aetna Index Plus Mid Cap Portfolio (continued)
--------------------------------------------------------------------------------

                                               Number of        Market
                                                Shares          Value
                                             ------------   -------------
Machinery and Equipment (continued)
Flowserve Corp. ............................   300           $    8,381
Modine Manufacturing Co. ...................   300               10,238
Teleflex, Inc. .............................   500               18,875
                                                             ----------
                                                                104,395
                                                             ----------
Media and Entertainment (2.2%)
Belo Corp., Class A ........................   300               16,838
Callaway Golf Co. ..........................   700               19,994
GTECH Holdings Corp.+ ......................   400               12,775
International Game Technology ..............   800               20,200
Media General, Inc. ........................   200                8,363
Omnicom Group, Inc. ........................ 2,200               93,224
                                                             ----------
                                                                171,394
                                                             ----------
Medical Supplies (1.7%)
DENTSPLY International, Inc. ...............   400               12,200
Hillenbrand Industries, Inc. ...............   600               30,713
McKesson Corp. .............................   400               43,275
Mylan Laboratories, Inc. ...................   800               16,750
Perrigo Co.+ ...............................   700                9,363
Stryker Corp. ..............................   600               22,350
                                                             ----------
                                                                134,651
                                                             ----------
Metals and Mining (1.6%)
Alumax, Inc.+ ..............................   500               17,000
Carpenter Technology Corp. .................   300               14,419
Cleveland-Cliffs, Inc. .....................   200                9,163
Kennametal, Inc. ...........................   400               20,725
Precision Castparts Corp. ..................   400               24,125
Trinity Industries, Inc. ...................   800               35,700
                                                             ----------
                                                                121,132
                                                             ----------
Oil and Gas (8.9%)
BJ Services Co.+ ...........................   400               28,775
El Paso Natural Gas Co. ....................   600               39,900
Ensco International, Inc. .................. 2,600               87,099
Global Marine, Inc.+ ....................... 3,200               78,399
Mapco, Inc. ................................   400               18,500
Murphy Oil Corp. ...........................   300               16,256
Nabors Industries, Inc.+ ................... 1,900               59,730
National Fuel Gas Co. ......................   400               19,475
Noble Drilling Corp.+ ...................... 1,200               36,750
Parker Drilling Co.+ .......................   700                8,531
Smith International, Inc.+ .................   700               42,963
Tidewater, Inc. ............................   600               33,075
Tosco Corp. ................................ 1,400               52,937
Transocean Offshore, Inc. .................. 1,400               67,462
Ultramar Diamond Shamrock Corp. ............   600               19,125
Valero Energy Corp. ........................ 1,000               31,438
Varco International, Inc.+ .................   900               19,294
Weatherford Enterra, Inc.+ .................   700               30,625
                                                             ----------
                                                                690,334
                                                             ----------

                                               Number of        Market
                                                Shares          Value
                                             ------------   -------------
Paper and Containers (1.3%)
Bowater, Inc. ..............................   400           $   17,775
Consolidated Papers, Inc. ..................   400               21,350
Rayoner, Inc. ..............................   300               12,769
Sealed Air Corp.+ ..........................   300               18,525
Sonoco Products Co. ........................   900               31,219
                                                             ----------
                                                                101,638
                                                             ----------
Pharmaceuticals (0.6%)
Forest Laboratories, Inc.+ .................   300               14,794
Omnicare, Inc. .............................   500               15,500
Watson Pharmaceuticals, Inc.+ ..............   600               19,463
                                                             ----------
                                                                 49,757
                                                             ----------
Printing and Publishing (1.0%)
Lexmark International Group, Inc.+ .........   700               26,600
Washington Post Co. ........................   100               48,649
                                                             ----------
                                                                 75,249
                                                             ----------
Retail (5.8%)
Barnes & Noble, Inc.+ ......................   600               20,025
Bed, Bath & Beyond, Inc.+ ..................   400               15,400
Best Buy Co., Inc.+ ........................   400               14,750
BJ's Wholesale Club, Inc.+ .................   300                9,413
Claire's Stores, Inc. ......................   600               11,663
Consolidated Stores Corp.+ .................   500               21,969
Dollar General Corp. .......................   900               32,625
Family Dollar Stores, Inc. ................. 1,200               35,175
Fingerhut Companies, Inc. ..................   900               19,238
Fred Meyer, Inc.+ ..........................   800               29,100
General Nutrition Companies, Inc.+ ......... 1,100               37,400
Hannaford Brothers Co. .....................   300               13,031
Kohl's Corp.+ ..............................   700               47,688
Land's End, Inc.+ ..........................   300               10,519
Mac Frugal's Bargains+ .....................   200                8,225
Office Depot, Inc.+ ........................ 1,000               23,938
Officemax, Inc.+ ........................... 1,200               17,100
Payless ShoeSource, Inc.+ ..................   500               33,563
Staples, Inc.+ ............................. 1,500               41,625
Tiffany & Co. ..............................   300               10,819
                                                             ----------
                                                                453,266
                                                             ----------
Telecommunications (0.6%)
Aliant Communications, Inc. ................   900               28,238
Comsat Corp. ...............................   600               14,550
                                                             ----------
                                                                 42,788
                                                             ----------
Transportation (2.2%)
Airborne Freight Corp. .....................   400               24,850
Alexander & Baldwin ........................   600               16,388
ASA Holdings, Inc. .........................   300                8,531
CNF Transportation, Inc. ...................   800               30,700
Harley-Davidson, Inc. ...................... 1,000               27,375
Illinois Central Corp. .....................   500               17,031

                                 See Notes to Portfolio of Investments.       51

Aetna Variable Portfolios, Inc.
Portfolio of Investments--December 31, 1997
Aetna Index Plus Mid Cap Portfolio (continued)
--------------------------------------------------------------------------------

                                                    Number of        Market
                                                     Shares          Value
                                                  ------------   -------------
Transportation (continued)
Kansas City Southern Industries, Inc. ...........     900         $   28,575
Overseas Shipholding Group, Inc. ................     600             13,088
Wisconsin Central Transportation Corp.+ .........     300              7,013
                                                                  ----------
                                                                     173,551
                                                                  ----------
Utilities--Electric (8.7%)
AES Corp.+ ......................................   2,400            111,899
Allegheny Energy, Inc. ..........................     800             26,000
Atlantic Energy, Inc. ...........................     700             14,831
Calenergy, Inc.+ ................................   1,500             43,125
CMS Energy Corp. ................................     900             39,656
Delmarva Power & Light Co. ......................     400              9,225
Florida Progress Corp. ..........................     600             23,550
Idaho Power Co. .................................     300             11,288
IPALCO Enterprises, Inc. ........................     600             25,163
Kansas City Power & Light Co. ...................     400             11,825
LG&E Corp. ......................................     400              9,900
Midamerican Energy Holdings Corp. ...............     900             19,800
Minnesota Power & Light Co. .....................     500             21,781
Montana Power Co. ...............................     500             15,906
Nevada Power Co. ................................     500             13,281
New Century Energies, Inc. ......................     700             33,556
New England Electric System .....................     600             25,650
New York State Electric & Gas Corp. .............     600             21,300
Nipsco Industries, Inc. .........................     600             29,663
Oge Energy Corp. ................................     400             21,875
Pinnacle West Capital Corp. .....................     800             33,900
Potomac Electric Power Co. ......................     800             20,650
Public Service Co. of New Mexico ................     400              9,475
SCANA Corp. .....................................     700             20,956
TECO Energy, Inc. ...............................     900             25,313
Washington Gas Light Co. ........................     600             18,563
Wisconsin Energy Corp. ..........................     700             20,125
                                                                  ----------
                                                                     678,256
                                                                  ----------


                                                    Number of        Market
                                                     Shares          Value
                                                  ------------   -------------
Utilities--Oil and Gas (1.0%)
KeySpan Energy Corp. ............................      300        $   11,044
MCN Corp. .......................................      700            28,263
Questar Corp. ...................................      400            17,850
UtiliCorp United, Inc. ..........................      500            19,406
                                                                  ----------
                                                                      76,563
                                                                  ----------
Utilities--Telephone (1.2%)
Century Telephone Enterprises ...................      700            34,869
Southern New England Telecommunications
  Corp. .........................................    1,100            55,343
                                                                  ----------
                                                                      90,212
                                                                  ----------
Utilities--Water (0.2%)
American Water Works Co., Inc. ..................      700            19,119
                                                                  ----------
Total Common Stocks (cost $7,208,084)                              7,465,326
                                                                  ==========


                                                                           Principal
                                                                            Amount
                                                                          ----------
SHORT-TERM INVESTMENTS (3.8%)
Federal Home Loan Bank, Comm. Paper, 4.90%,
  1/2/98 ................................................................ $296,000      $  296,000
Total Short-Term Investments
  (cost $296,000)                                                                          296,000
                                                                                        ----------
TOTAL INVESTMENTS (cost $7,504,084)(a)                                                   7,761,326
Other assets less liabilities                                                               (4,932)
                                                                                        ----------
Total Net Assets                                                                        $7,756,394
                                                                                        ==========
Notes to Portfolio of Investments
(a) The cost of investments for federal income tax purposes is identical.
Unrealized gains and losses, based on identified tax cost at December 31, 1997, are as follows:
Unrealized gains ........................................................               $  340,882
Unrealized losses .......................................................                  (83,640)
                                                                                        ----------
 Net unrealized gain ....................................................               $  257,242
                                                                                        ==========

+ Non-income producing security.
Category percentages are based on net assets.

52     See Notes to Financial Statements.

Aetna Variable Portfolios, Inc.
Statement of Assets and Liabilities--December 31, 1997
Aetna Index Plus Mid Cap Portfolio
--------------------------------------------------------------------------------

Assets:
Investments, at market value ..........................................................  $7,761,326
Cash ..................................................................................         323
Receivable for:
 Dividends and interest ...............................................................       2,464
                                                                                         ----------
   Total assets .......................................................................   7,764,113
                                                                                         ----------
Liabilities:
Payable for:
 Dividends to shareholders ............................................................       5,625
Accrued investment advisory fees ......................................................       1,396
Accrued administrative services fees ..................................................         698
                                                                                         ----------
   Total liabilities ..................................................................       7,719
                                                                                         ----------
 NET ASSETS ...........................................................................  $7,756,394
                                                                                         ==========
Net assets represented by:
Paid-in capital .......................................................................  $7,500,000
Net unrealized gain on investments ....................................................     257,242
Distributions in excess of net investment income ......................................        (848)
                                                                                         ----------
 NET ASSETS ...........................................................................  $7,756,394
                                                                                         ==========
Capital Shares, $0.001 par value:
Outstanding ...........................................................................     750,000
Net asset value, offering and redemption price per share (net assets divided by shares   $   10.342
  outstanding)
Cost of investments ...................................................................  $7,504,084


                                           See Notes to Financial Statements. 53

Aetna Variable Portfolios, Inc.
Statement of Operations--Period from December 15, 1997 to December 31, 1997 Aetna Index Plus Mid Cap Portfolio
--------------------------------------------------------------------------------

Investment Income:
Dividends ................................................................    $  2,759
Interest .................................................................       4,112
                                                                              --------
   Total investment income ...............................................       6,871
                                                                              --------
Expenses:
Investment advisory fees .................................................       1,396
Administrative services fees .............................................         698
                                                                              --------
   Total expenses ........................................................       2,094
                                                                              --------
Net investment income ....................................................       4,777
                                                                              --------
Net Realized and Unrealized Gain (Loss):
Net change in unrealized gain or loss on:
 Investments .............................................................     257,242
                                                                              --------
   Net change in unrealized gain or loss on investments ..................     257,242
                                                                              --------
Net realized and change in unrealized gain (loss) on investments .........     257,242
                                                                              --------
Net increase in net assets resulting from operations .....................    $262,019
                                                                              ========


54  See Notes to Financial Statements.

Aetna Variable Portfolios, Inc.
Statement of Changes in Net Assets
Aetna Index Plus Mid Cap Portfolio
--------------------------------------------------------------------------------

                                                                                           Period from
                                                                                       December 15, 1997 to
                                                                                        December 31, 1997
                                                                                      ---------------------
Operations:
Net investment income .............................................................        $    4,777
Net change in unrealized gain or loss on investments ..............................           257,242
                                                                                           ----------
  Net increase in net assets resulting from operations ............................           262,019
                                                                                           ----------
Distributions to Shareholders:
From net investment income ........................................................            (5,625)
                                                                                           ----------
  Decrease in net assets from distributions to shareholders .......................            (5,625)
                                                                                           ----------
Fund Share Transactions:
Proceeds from shares sold .........................................................         7,500,000
                                                                                           ----------
  Net increase in net assets from fund share transactions .........................         7,500,000
                                                                                           ----------
Net change in net assets ..........................................................         7,756,394
Net assets:
Beginning of period ...............................................................                --
                                                                                           ----------
End of period .....................................................................        $7,756,394
                                                                                           ==========
End of period net assets includes distributions in excess of net investment income         $     (848)
                                                                                           ==========
Share Transactions:
Number of shares sold .............................................................           750,000
                                                                                           ----------
  Net increase ....................................................................           750,000
                                                                                           ==========


                                           See Notes to Financial Statements. 55

Aetna Variable Portfolios, Inc.
Notes to Financial Statements--December 31, 1997
Aetna Index Plus Mid Cap Portfolio
--------------------------------------------------------------------------------

1. Organization

Aetna Variable Portfolios, Inc. (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Maryland on June 4, 1996. The Articles of Incorporation permit the Fund to offer separate Portfolios each of which has its own investment objective, policies and restrictions.

The Fund offers eleven Portfolios, one of which, Aetna Index Plus Mid Cap Portfolio (Portfolio), which commenced on December 15, 1997, is described in this report.

The Portfolio seeks to outperform the total return performance of publicly traded common stock represented in the Standard and Poor's (S&P) 400 Index, a stock market index composed of 400 common stocks selected by the S&P.

Shares of the Portfolio are owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts and variable life insurance policies. Currently, all shares are held by separate accounts of Aetna Life Insurance and Annuity Company (ALIAC) and its subsidiary, Aetna Insurance Company of America.

ALIAC serves as the Investment Adviser and principal underwriter to the Portfolio. ALIAC is an indirect wholly-owned subsidiary of Aetna Retirement Services, Inc. which is in turn a wholly-owned subsidiary of Aetna Inc. Aeltus Investment Management, Inc. (Aeltus), an affiliate of ALIAC, is employed as a subadviser to the Portfolio.


2. Summary of Significant Accounting Policies

A. Valuation of Investments

The accompanying financial statements of the Portfolio have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors.


B. Federal Income Taxes

As a qualified regulated investment company, the Portfolio is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.


C. Distributions

The Portfolio distributes all of its net investment income and capital gains, if any, to shareholders annually. Distributions from net investment income are based on taxable net income. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. For the period ended December 31, 1997, there were no differences.


D. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

Aetna Variable Portfolios, Inc.
Notes to Financial Statements--December 31, 1997
Aetna Index Plus Mid Cap Portfolio (continued)
--------------------------------------------------------------------------------

3. Investment Advisory Fee and Other Expenses

The Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.40% of its average daily net assets.

Under the terms of an Administrative Services Agreement, ALIAC acts as administrator and provides all administrative services necessary for the Portfolio's operations and is responsible for the supervision of the Portfolio's other service providers. ALIAC also assumes all ordinary, recurring costs of the Portfolio, such as custodian fees, directors' fees, transfer agent costs and accounting expenses. For these services, ALIAC receives an annual fee, payable monthly, at a rate of 0.20% of the average daily net assets of the Portfolio.

Under the terms of a Subadvisory Agreement among the Portfolio, ALIAC and Aeltus, Aeltus supervises the investment and reinvestment of cash and securities and provides certain related administrative services to the Portfolio in exchange for a fee (payable by ALIAC) of up to 0.30% of average daily net assets of the Portfolio. For the period ended December 31, 1997, ALIAC paid Aeltus $1,047 in accordance with the terms of the Subadvisory Agreement.


4. Purchases of Investment Securities

Purchases of investment securities, excluding short-term investments, for the period ended December 31, 1997, were $7,208,084.

Aetna Variable Portfolios, Inc.
Financial Highlights
Aetna Index Plus Mid Cap Portfolio
--------------------------------------------------------------------------------

Selected data for a fund share outstanding throughout the period.

                                                                                 Period from
                                                                              December 15, 1997
                                                                             to December 31, 1997
                                                                            ---------------------
Net asset value, beginning of period ....................................       $  10.000
                                                                                ---------
Income from investment operations:
 Net investment income ..................................................           0.006
 Net realized and unrealized gain on investments ........................           0.344
                                                                                ---------
   Total from investment operations .....................................           0.350
                                                                                ---------
Less distributions:
 From net investment income .............................................          (0.008)
                                                                                ---------
   Total distributions ..................................................          (0.008)
                                                                                ---------
Net asset value, end of period ..........................................       $  10.342
                                                                                =========
Total return* ...........................................................            3.50%
Net assets, end of period (000's) .......................................       $   7,756
Ratio of total expenses to average net assets ...........................            0.60%(1)
Ratio of net investment income to average net assets ....................            1.37%(1)
Average commission rate paid per share on purchases of equity securities        $  0.0481

(1) Annualized.
* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.


58  See Notes to Financial Statements.

--------------------------------------------------------------------------------

                         Independent Auditors' Report


The Board of Directors and Shareholders
Aetna Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities of Aetna Index Plus Mid Cap Portfolio, a portfolio of Aetna Variable Portfolios, Inc. (the Portfolio), including the portfolio of investments, as of December 31, 1997, and the related statements of operations, changes in net assets and the financial highlights for the period from December 15, 1997 (date of commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aetna Index Plus Mid Cap Portfolio, as of December 31, 1997, the results of its operations, changes in its net assets and financial highlights for the period from December 15, 1997 to December 31, 1997, in conformity with generally accepted accounting principles.



                                        /s/ KPMG Peat Marwick LLP
                                        KPMG Peat Marwick LLP

Hartford, Connecticut
February 13, 1998

Aetna Variable Portfolios, Inc.
Portfolio of Investments--December 31, 1997
Aetna Index Plus Small Cap Portfolio
--------------------------------------------------------------------------------

                                               Number of        Market
                                                Shares          Value
                                             ------------   -------------
COMMON STOCKS (98.5%)
Aerospace and Defense (1.7%)
AAR Corp. ..................................     500         $   19,375
Alliant Techsystems, Inc.+ .................     500             27,875
Anixter International, Inc.+ ...............   1,300             21,450
BE Aerospace, Inc.+ ........................     600             16,050
Kaman Corp. Class A ........................     500              8,188
Orbital Sciences Corp.+ ....................     600             17,850
Tracor Inc.+ ...............................     700             21,263
                                                             ----------
                                                                132,051
                                                             ----------
Apparel (2.1%)
Authentic Fitness Corp. ....................     600             11,063
Galey & Lord, Inc.+ ........................     600             10,725
Gymboree Corp. (The)+ ......................     600             16,425
Justin Industries ..........................     700              9,538
Kellwood Co. ...............................     600             18,000
Nautica Enterprises, Inc.+ .................     700             16,275
Oxford Industries, Inc. ....................     500             16,250
St. John Knits, Inc. .......................     300             12,000
Timberland Co. (The)+ ......................     200             11,613
Wolverine World Wide, Inc. .................   1,700             38,463
                                                             ----------
                                                                160,352
                                                             ----------
Auto Parts and Accessories (0.6%)
Myers Industries, Inc. .....................   1,000             17,063
Standard Motor Products, Inc. ..............     500             11,281
TBC Corp.+ .................................     900              8,606
Titan International, Inc. ..................     600             12,038
                                                             ----------
                                                                 48,988
                                                             ----------
Autos and Auto Equipment (1.1%)
Intermet Corp. .............................   1,000             17,500
SPX Corp. ..................................     500             34,500
Standard Products Co. ......................     900             23,063
Wynn's International, Inc. .................     300              9,563
                                                             ----------
                                                                 84,626
                                                             ----------
Banks (7.1%)
CCB Financial Corp. ........................     500             53,749
Centura Banks, Inc. ........................     500             34,500
Coast Savings Financial, Inc.+ .............     500             34,281
Commercial Federal Corp. ...................     600             21,338
Cullen/Frost Bankers, Inc. .................     600             36,413
First Commercial Corp. .....................     700             41,038
FirstBank Puerto Rico ......................     600             20,438
FirstMerit Corp. ...........................   1,600             45,399
Magna Group, Inc. ..........................     900             41,175
ONBANCorp, Inc. ............................     500             35,250
Riggs National Corp. .......................     600             16,125
Sovereign Bancorp, Inc. ....................   2,400             49,799
St. Paul Bancorp, Inc. .....................     900             23,625
U.S. Trust Corp. ...........................     400             25,050


                                               Number of        Market
                                                Shares          Value
                                             ------------   -------------
Banks (continued)
Zion Bancorporation ........................    1,600        $   72,599
                                                             ----------
                                                                550,779
                                                             ----------
Building Materials and Construction (5.9%)
Apogee Enterprises, Inc. ...................      500             5,938
Butler Manufacturing Co. ...................      400            12,900
Champion Enterprises, Inc.+ ................      900            18,506
Continental Homes Holding Corp. ............      300            12,075
Interface, Inc. ............................      800            23,200
Lone Star Industries, Inc. .................      600            31,875
MDC Holdings, Inc. .........................      900            13,556
Medusa Corp. ...............................      900            37,631
Morrison Knudsen Corp.+ ....................    2,100            20,475
Oakwood Homes Corp. ........................    1,200            39,825
Republic Group, Inc. .......................      500             8,188
Smith (A.O.) Corp. .........................      300            12,675
Standard Pacific Corp. .....................    1,600            25,200
Stone & Webster, Inc. ......................      700            32,813
Texas Industries, Inc. .....................    1,100            49,499
Thomas Industries, Inc. ....................      600            11,850
TJ International, Inc. .....................      400             9,900
Toll Brothers, Inc.+ .......................    1,400            37,450
Tredegar Industries, Inc. ..................      500            32,938
U.S. Home Corp.+ ...........................      600            23,550
                                                             ----------
                                                                460,044
                                                             ----------
Chemicals (1.2%)
Cambrex Corp. ..............................      300            13,800
Chemed Corp. ...............................      200             8,288
ChemFirst, Inc. ............................      400            11,300
Geon Co. (The) .............................      900            21,038
MacDermid, Inc. ............................      200            16,975
Mississippi Chemical Corp. .................      500             9,125
OM Group, Inc. .............................      400            14,650
                                                             ----------
                                                                 95,176
                                                             ----------
Commercial Services (4.4%)
ABM Industries, Inc. .......................      500            15,281
ADVO, Inc.+ ................................    1,000            19,500
American Management Systems, Inc.+ .........      800            15,600
BancTec, Inc.+ .............................      900            24,131
Billing Information Concepts+ ..............      300            14,400
BISYS Group, Inc. (The)+ ...................      500            16,625
CDI Corp.+ .................................      500            22,875
Devry, Inc.+ ...............................      600            19,125
Fair Isaac & Co., Inc. .....................      200             6,663
Franklin Covey Co.+ ........................      700            15,400
G & K Services, Inc. .......................      400            16,800
Gerber Scientific, Inc. ....................      400             7,950
Interim Services, Inc.+ ....................    1,000            25,875
National Data Corp. ........................      500            18,063
Norrell Corp. ..............................      700            13,913
OHM Corp.+ .................................    1,400            10,675

60     See Notes to Portfolio of Investments.

Aetna Variable Portfolios, Inc.
Portfolio of Investments--December 31, 1997
Aetna Index Plus Small Cap Portfolio (continued)
--------------------------------------------------------------------------------

                                                  Number of        Market
                                                   Shares          Value
                                                ------------   -------------
Commercial Services (continued)
Orthodontic Centers of America, Inc.+ .........     800         $   13,300
Regis Corp. Minn. .............................     600             15,075
True North Communications, Inc. ...............     500             12,375
Volt Information Sciences, Inc.+ ..............     400             21,550
World Color Press, Inc.+ ......................     700             18,594
                                                                ----------
                                                                   343,770
                                                                ----------
Computer Software (2.0%)
Analysts International Corp. ..................     400             13,800
Boole & Babbage, Inc.+ ........................     300              8,963
Ciber, Inc.+ ..................................     400             23,200
Hyperion Software Corp.+ ......................     300             10,725
Keane, Inc.+ ..................................   1,700             69,062
Sterling Software, Inc.+ ......................     700             28,700
                                                                ----------
                                                                   154,450
                                                                ----------
Computers and Office Equipment (1.3%)
Comverse Technology, Inc.+ ....................     700             27,300
Henry (Jack) & Associates .....................     300              8,175
Komag, Inc.+ ..................................   1,400             20,825
National Computer Systems, Inc. ...............     300             10,575
New England Business Service, Inc. ............     400             13,500
Read-Rite Corp.+ ..............................   1,300             20,475
                                                                ----------
                                                                   100,850
                                                                ----------
Consumer Products (2.2%)
Arctic Cat, Inc. ..............................     900              8,719
Chiquita Brands International, Inc. ...........   1,600             26,100
Dekalb Genetics Corp. Class B .................     500             19,625
DIMON, Inc. ...................................   2,300             60,374
Guilford Mills, Inc. ..........................     600             16,425
Scotts Co. (The)+ .............................     700             21,175
Sturm, Ruger & Co., Inc. ......................     700             12,906
WD-40 Co. .....................................     300              8,700
                                                                ----------
                                                                   174,024
                                                                ----------
Diversified (1.8%)
Brady (WH) Co. ................................     500             15,500
CLARCOR, Inc. .................................     600             17,775
Griffon Corp.+ ................................   1,200             17,550
Helix Technology Corp. ........................     800             15,600
Kulicke & Soffa Industries, Inc.+ .............     600             11,175
Robbins & Myers, Inc. .........................     400             15,850
SPS Technologies, Inc.+ .......................     500             21,813
Standex International Corp. ...................     300             10,575
Triarc Co., Inc.+ .............................     600             16,350
                                                                ----------
                                                                   142,188
                                                                ----------
Electrical Equipment (4.3%)
Belden, Inc. ..................................     500             17,625
C-Cube Microsystems, Inc.+ ....................     700             11,419
Cable Design Technologies+ ....................     500             19,438
Dionex Corp.+ .................................     300             15,075
Electro Scientific Industries, Inc.+ ..........     600             22,800


                                                  Number of        Market
                                                   Shares          Value
                                                ------------   -------------
Electrical Equipment (continued)
Etec Systems, Inc.+ ...........................      400        $   18,600
Hadco Corp.+ ..................................      700            31,675
Innovex, Inc. .................................      800            18,350
Kemet Corp.+ ..................................    1,000            19,375
Lattice Semiconductor Corp.+ ..................      400            18,950
Marshall Industries+ ..........................      300             9,000
Microchip Technology, Inc.+ ...................    1,000            30,000
Novellus Systems, Inc.+ .......................    1,800            58,162
Trimble Navigation Ltd.+ ......................      400             8,725
Valmont Industries ............................      700            13,650
Vitesse Semiconductor Corp.+ ..................      700            26,425
                                                                ----------
                                                                   339,269
                                                                ----------
Electronics (5.0%)
Baldor Electric Co. ...........................      500            10,844
Benchmark Electronics, Inc.+ ..................      500            11,156
BMC Industries, Inc. ..........................      500             8,063
Dallas Semiconductor Corp. ....................    1,400            57,049
Dynatech Corp.+ ...............................      300            14,063
Fluke Corp. ...................................      500            13,031
Gentex Corp.+ .................................      700            18,813
Integrated Circuit Systems, Inc.+ .............      700            19,950
Kent Electronics Corp.+ .......................      700            17,588
Methode Electronics, Inc. Class A .............      600             9,750
Paxar Corp.+ ..................................      900            13,331
Phototronics, Inc.+ ...........................      600            14,550
Pioneer Standard Electronics ..................      800            12,200
Plexus Corp.+ .................................      800            11,900
Sanmina Corp.+ ................................      500            33,875
SpeedFam International, Inc.+ .................      800            21,200
Unitrode Corp.+ ...............................      600            12,900
Vicor Corp.+ ..................................      600            16,275
VLSI Technology, Inc.+ ........................    1,900            44,887
Westwood One, Inc.+ ...........................      800            29,700
                                                                ----------
                                                                   391,125
                                                                ----------
Financial Services (7.6%)
AMRESCO, Inc.+ ................................    1,400            42,349
Astoria Financial Corp. .......................      500            27,875
Downey Financial Corp. ........................      700            19,906
Eaton Vance Corp. .............................      500            18,875
Interra Financial, Inc. .......................      700            48,299
JSB Financial, Inc. ...........................      300            15,019
Keystone Financial, Inc. ......................    1,000            40,250
Legg Mason, Inc. ..............................    1,000            55,937
National Auto Credit, Inc.+ ...................    1,500             7,969
Pioneer Group, Inc. ...........................      500            14,063
Piper Jaffray Companies, Inc. .................      500            18,219
Provident Financial Group, Inc. ...............    1,100            53,349
Quick & Reilly Group, Inc. ....................    1,000            42,999
Raymond James Financial, Inc. .................    1,700            67,468
Rollins Truck Leasing Corp. ...................    1,100            19,663

                                See Notes to Portfolio of Investments.        61

Aetna Variable Portfolios, Inc.
Portfolio of Investments--December 31, 1997
Aetna Index Plus Small Cap Portfolio (continued)
--------------------------------------------------------------------------------

                                                   Number of        Market
                                                    Shares          Value
                                                 ------------   -------------
Financial Services (continued)
Ryland Group, Inc. .............................     400         $    9,450
SEI Investments Co. ............................     300             12,600
TCF Financial Corp. ............................   1,700             57,693
Whitney Holding Corp. ..........................     400             22,800
                                                                 ----------
                                                                    594,783
                                                                 ----------
Foods and Beverages (1.4%)
Canandaigua Wine Co., Inc., Class A+ ...........     400             22,150
Earthgrains Co. ................................     400             18,800
Express Scripts, Inc.+ .........................     200             12,000
Smithfields Foods, Inc.+ .......................   1,000             33,000
Whole Foods Market, Inc.+ ......................     400             20,450
                                                                 ----------
                                                                    106,400
                                                                 ----------
Health Services (4.6%)
Cerner Corp.+ ..................................     600             12,675
Coventry Corp.+ ................................     900             13,725
Genesis Health Ventures, Inc.+ .................     600             15,825
Integrated Health Services, Inc. ...............   2,300             71,730
Invacare Corp. .................................     500             10,875
Lincare Holdings, Inc.+ ........................     500             28,500
Magellan Health Services, Inc.+ ................     500             10,750
Mariner Health Group, Inc.+ ....................   1,600             26,000
North American Vaccine, Inc.+ ..................     600             14,963
Patterson Dental Co.+ ..........................     400             18,100
Pediatrix Medical Group, Inc.+ .................     300             12,825
Phycor, Inc.+ ..................................   1,200             32,400
Renal Care Group, Inc.+ ........................     400             12,800
Renal Treatment Centers, Inc.+ .................     500             18,063
Sierra Health Services, Inc.+ ..................     500             16,813
Universal Health Services, Inc.+ ...............     800             40,300
                                                                 ----------
                                                                    356,344
                                                                 ----------
Home Furnishings and Appliances (2.0%)
D.R. Horton, Inc. ..............................   1,000             17,375
Ethan Allen Interiors, Inc. ....................   1,500             57,843
La-Z-Boy, Inc. .................................     500             21,563
Mohawk Industries, Inc.+ .......................   2,100             46,068
Pillowtex Corp. ................................     400             13,950
                                                                 ----------
                                                                    156,799
                                                                 ----------
Hotels and Restaurants (2.3%)
Applebees International, Inc. ..................     600             10,838
CKE Restaurants, Inc. ..........................     800             33,700
Foodmaker, Inc.+ ...............................   2,100             31,631
IHOP Corp.+ ....................................     300              9,750
Landry's Seafood Restaurants, Inc.+ ............     700             16,800
Prime Hospitality Corp.+ .......................   1,200             24,450
Ruby Tuesday, Inc.+ ............................     700             18,025
Ryan's Family Steak Houses, Inc.+ ..............   2,500             21,406
Showbiz Pizza Time, Inc.+ ......................     700             16,100
                                                                 ----------
                                                                    182,700
                                                                 ----------

                                                   Number of        Market
                                                    Shares          Value
                                                 ------------   -------------
Insurance (7.0%)
Allied Group, Inc. .............................       800       $   22,900
American Bankers Insurance Group ...............     1,100           50,530
Capital RE Corp. ...............................       400           24,825
CMAC Investment Corp. ..........................       600           36,225
Enhance Financial Services Group, Inc. .........       700           41,649
Executive Risk, Inc. ...........................       300           20,944
Fidelity National Financial, Inc. ..............       440           13,695
First American Financial Corp. .................       500           36,938
Fremont General Corp. ..........................     1,300           71,174
Frontier Insurance Group, Inc. .................     1,300           29,738
Gallagher (Arthur J.) & Co. ....................       400           13,775
Life Re Corp. ..................................       400           26,075
Mutual Risk Management Ltd. ....................     1,000           29,938
Orion Capital Corp. ............................     1,100           51,080
Protective Life Corp. ..........................       800           47,799
Selective Insurance Group, Inc. ................       800           21,600
Trenwick Group, Inc. ...........................       300           11,288
                                                                 ----------
                                                                    550,173
                                                                 ----------
Machinery and Equipment (3.3%)
Applied Industrial Technologies, Inc. ..........       600           16,050
Applied Power, Inc. ............................       400           27,600
Blount, Inc. Class A ...........................       700           18,681
Cognex Corp.+ ..................................     1,100           29,975
Global Industrial Technologies, Inc.+ ..........     1,200           20,325
Hughes Supply, Inc. ............................       300           10,481
JLG Industries, Inc. ...........................       800           11,300
Kuhlman Corp. ..................................       900           35,213
Lindsay Manufacturing Co. ......................       200            8,675
Manitowoc Co., Inc. (The) ......................       900           29,250
Regal Beloit ...................................       500           14,781
Toro Co. .......................................       300           12,788
Wabash National Corp. ..........................       500           14,219
Zero Corp. .....................................       300            8,888
                                                                 ----------
                                                                    258,226
                                                                 ----------
Media and Entertainment (1.3%)
Allen Telecom, Inc.+ ...........................       500            9,219
Carmike Cinemas, Class A+ ......................       300            8,606
Grand Casinos, Inc.+ ...........................     2,200           29,975
Hollywood Park, Inc.+ ..........................       500           11,000
K2, Inc. .......................................       700           15,925
Regal Cinemas, Inc.+ ...........................     1,000           27,875
                                                                 ----------
                                                                    102,600
                                                                 ----------
Medical Supplies (1.3%)
Ballard Medical Products .......................       500           12,125
Bio-Technology General Corp.+ ..................       900            9,675
Coherent, Inc.+ ................................       300           10,538
Fisher Scientific International ................       400           19,100
Respironics, Inc.+ .............................       400            8,950

62    See Notes to Portfolio of Investments.

Aetna Variable Portfolios, Inc.
Portfolio of Investments--December 31, 1997
Aetna Index Plus Small Cap Portfolio (continued)
--------------------------------------------------------------------------------

                                                         Number of        Market
                                                          Shares          Value
                                                       ------------   -------------
Medical Supplies (continued)
Safeskin Corp.+ ......................................     500         $   28,375
Sola International, Inc.+ ............................     500             16,250
                                                                       ----------
                                                                          105,013
                                                                       ----------
Metals and Mining (1.8%)
Amcast Industrial Corp. ..............................     400              9,175
Amcol International Corp. ............................     700             11,113
Castle (A.M.) & Co. ..................................     700             16,013
Commercial Metals Co. ................................     600             18,938
Commonwealth Industries, Inc. ........................     800             11,600
Mueller Industries, Inc.+ ............................     700             41,300
Quanex Corp. .........................................     400             11,250
Wolverine Tube, Inc.+ ................................     600             18,600
                                                                       ----------
                                                                          137,989
                                                                       ----------
Oil and Gas (4.7%)
Cabot Oil & Gas Corp. ................................     500              9,719
Camco International, Inc. ............................   1,000             63,687
Cross Timbers Oil Co. ................................     500             12,469
Daniel Industries ....................................     500              9,625
Devon Energy Corp. ...................................     900             34,650
Input/Output, Inc.+ ..................................     800             23,750
KCS Energy, Inc. .....................................     800             16,600
Offshore Logistics, Inc.+ ............................     400              8,550
Pool Energy Services Co.+ ............................   1,000             22,250
Pride International, Inc.+ ...........................   2,500             63,124
Roper Industries, Inc. ...............................     600             16,950
Snyder Oil Corp. .....................................     600             10,950
St. Mary Land & Exploration Co. ......................     300             10,500
Tuboscope Vetco International Corp.+ .................   1,700             40,906
Vintage Petroleum, Inc. ..............................   1,400             26,600
                                                                       ----------
                                                                          370,330
                                                                       ----------
Paper and Containers (1.3%)
Aptargroup, Inc. .....................................     500             27,750
Buckeye Technologies, Inc.+ ..........................     700             32,375
Caraustar Industries, Inc. ...........................     500             17,125
Schweitzer-Mauduit International, Inc. ...............     400             14,900
Zebra Technologies, Inc.+ ............................     400             11,900
                                                                       ----------
                                                                          104,050
                                                                       ----------
Pharmaceuticals (1.3%)
ICN Pharmaceuticals, Inc. ............................   1,700             82,980
Roberts Pharmaceutical Corp.+ ........................   1,500             14,344
                                                                       ----------
                                                                           97,324
                                                                       ----------
Printing and Publishing (1.6%)
Bowne & Co., Inc. ....................................     700             27,913
Merrill Corp. ........................................     900             20,925
Valassis Communications, Inc.+ .......................   2,100             77,699
                                                                       ----------
                                                                          126,537
                                                                       ----------
Retail (6.4%)
Arbor Drugs, Inc. ....................................     700             12,950
Carson Pirie Scott & Co.+ ............................     400             20,050


                                                         Number of        Market
                                                          Shares          Value
                                                       ------------   -------------
Retail (continued)
Casey's General Stores, Inc. .........................      500        $   12,688
Dress Barn, Inc.+ ....................................      900            25,538
Eagle Hardware & Garden, Inc.+ .......................      800            15,500
Fabri-Centers of America, Class A+ ...................      500            11,156
Footstar, Inc.+ ......................................    1,500            40,313
Juno Lighting, Inc. ..................................      500             8,750
Mens Wearhouse, Inc.+ ................................      600            20,850
Michaels Stores, Inc.+ ...............................      800            23,400
O'Reilly Automotive, Inc.+ ...........................      400            10,500
Pier 1 Imports, Inc. .................................    1,800            40,725
Proffitt's, Inc.+ ....................................    1,100            31,281
Ross Stores, Inc. ....................................    1,900            69,112
Russ Berrie & Co., Inc. ..............................    1,200            31,500
Shopko Stores, Inc.+ .................................    1,400            30,450
Sports Authority, Inc. (The)+ ........................      600             8,850
Stein Mart, Inc.+ ....................................      600            16,050
Stride Rite Corp. ....................................    1,300            15,600
Tech Data Corp.+ .....................................      900            34,988
Williams-Sonoma, Inc.+ ...............................      500            20,938
                                                                       ----------
                                                                          501,189
                                                                       ----------
Telecommunications (1.0%)
Boston Technology, Inc.+ .............................      700            17,588
Dialogic Corp.+ ......................................      300            13,125
Digital Microwave Corp.+ .............................      700            10,150
P-Com, Inc.+ .........................................      800            13,800
Tel-Save Holdings, Inc.+ .............................    1,200            23,850
                                                                       ----------
                                                                           78,513
                                                                       ----------
Transportation (3.6%)
Air Express International Corp. ......................      600            18,300
American Freightways Corp.+ ..........................      800             7,900
Arkanas Best Corp.+ ..................................    1,000             9,750
Comair Holdings, Inc. ................................    1,800            43,424
Expeditors International of Washington, Inc. .........      600            23,100
Halter Marine Group, Inc.+ ...........................      800            23,100
Heartland Express, Inc.+ .............................      600            16,125
Landstar Systems, Inc.+ ..............................      300             7,913
M.S. Carriers, Inc.+ .................................      500            12,438
Pittston Burlington Group ............................    1,100            28,875
U.S. Freightways Corp. ...............................    1,000            32,500
Werner Enterprises, Inc. .............................    1,000            20,500
Yellow Corp.+ ........................................    1,500            37,688
                                                                       ----------
                                                                          281,613
                                                                       ----------
Utilities--Electric (2.6%)
Aquarion Co. .........................................      300            10,369
Central Hudson Gas & Electric Co. ....................      300            13,163
Central Vermont Public Service .......................      600             9,150
CILCORP, Inc. ........................................      300            14,663
Commonwealth Energy System Co. .......................    1,100            36,575
Eastern Utilities Associates .........................      500            13,125
Interstate Power Co. .................................      300            11,231

                                   See Notes to Portfolio of Investments.     63

Aetna Variable Portfolios, Inc.
Portfolio of Investments--December 31, 1997
Aetna Index Plus Small Cap Portfolio (continued)
--------------------------------------------------------------------------------

                                                Number of       Market
                                                 Shares         Value
                                               ----------   -------------
Utilities--Electric (continued)
Orange & Rockland Utilities, Inc. ............      400      $   18,625
Sierra Pacific Resources .....................      800          30,000
TNP Enterprises, Inc. ........................      300           9,975
United Illuminating Co. ......................      400          18,375
United Water Resources, Inc. .................    1,000          19,563
                                                             ----------
                                                                204,814
                                                             ----------
Utilities--Oil and Gas (2.5%)
Atmos Energy Corp. ...........................      500          15,125
Connecticut Energy Corp. .....................      300           9,038
Energen Corp. ................................      400          15,900
KN Energy, Inc. ..............................      800          43,199
New Jersey Resources Corp. ...................      500          20,031
Northwest Natural Gas Co. ....................      600          18,600
Piedmont Natural Gas, Inc. ...................      800          28,750
Public Service Co. of North Carolina .........      400           9,150
Southwest Gas Corp. ..........................      500           9,344
Wicor, Inc. ..................................      500          23,219
                                                             ----------
                                                                192,356
                                                             ----------
Utilities--Water (0.2%)
Philadelphia Suburban Corp. ..................      400          11,775
                                                             ----------
Total Common Stocks (cost $7,377,995)                         7,697,220
                                                             ==========




                                                                           Principal        Market
                                                                             Amount         Value
                                                                          -----------   -------------
Short-Term Investments (1.6%)
Federal Home Loan Bank, Comm. Paper, 4.90%,
  01/02/98                                                                $127,000       $  127,000
                                                                                         ----------
Total Short-Term Investments
  (cost $127,000)                                                                           127,000
                                                                                         ----------
TOTAL INVESTMENTS (cost $7,504,995)(a)                                                    7,824,220
Other assets less liabilities                                                                (6,959)
                                                                                         ----------
Total Net Assets                                                                         $7,817,261
                                                                                         ==========
Notes to Portfolio of Investments
(a) The cost of investments for federal income tax purposes is identical.
Unrealized gains and losses, based on identified tax cost at December 31, 1997, are as follows:
Unrealized gains ........................................................                $  384,066
Unrealized losses .......................................................                   (64,841)
                                                                                         ----------
 Net unrealized gain ....................................................                $  319,225
                                                                                         ==========

+ Non-income producing security.
Category percentages are based on net assets.

64     See Notes to Financial Statements.

Aetna Variable Portfolios, Inc.
Statement of Assets and Liabilities--December 31, 1997
Aetna Index Plus Small Cap Portfolio
--------------------------------------------------------------------------------


Assets:
Investments, at market value .............................................................    $7,824,220
Cash .....................................................................................           793
Receivable for:
 Dividends and interest ..................................................................         1,486
                                                                                              ----------
   Total assets ..........................................................................     7,826,499
                                                                                              ----------
Liabilities:
Payable for:
 Dividends to shareholders ...............................................................         7,500
Accrued investment advisory fees .........................................................         1,159
Accrued administrative services fees .....................................................           579
                                                                                              ----------
   Total liabilities .....................................................................         9,238
                                                                                              ----------
 NET ASSETS ..............................................................................    $7,817,261
                                                                                              ==========
Net assets represented by:
Paid-in capital ..........................................................................    $7,500,000
Net unrealized gain on investments .......................................................       319,225
Distributions in excess of net investment income .........................................        (1,964)
                                                                                              ----------
 NET ASSETS ..............................................................................    $7,817,261
                                                                                              ==========
Capital Shares, $0.001 par value:
Outstanding ..............................................................................       750,000
Net asset value, offering and redemption price per share (net assets divided by shares        $   10.423
  outstanding)
Cost of investments ......................................................................    $7,504,995


                                           See Notes to Financial Statements. 65

Aetna Variable Portfolios, Inc.
Statement of Operations--Period from December 19, 1997 to December 31, 1997 Aetna Index Plus Small Cap Portfolio
--------------------------------------------------------------------------------

Investment Income:
Dividends ................................................................    $  1,486
Interest .................................................................       5,788
                                                                              --------
   Total investment income ...............................................       7,274
                                                                              --------
Expenses:
Investment advisory fees .................................................       1,159
Administrative services fees .............................................         579
                                                                              --------
   Total expenses ........................................................       1,738
                                                                              --------
Net investment income ....................................................       5,536
                                                                              --------
Net Realized and Unrealized Gain (Loss):
Net change in unrealized gain or loss on:
 Investments .............................................................     319,225
                                                                              --------
   Net change in unrealized gain or loss on investments ..................     319,225
                                                                              --------
Net realized and change in unrealized gain (loss) on investments .........     319,225
                                                                              --------
Net increase in net assets resulting from operations .....................    $324,761
                                                                              ========


66  See Notes to Financial Statements.

Aetna Variable Portfolios, Inc.
Statement of Changes in Net Assets
Aetna Index Plus Small Cap Portfolio
--------------------------------------------------------------------------------

                                                                                           Period from
                                                                                        December 19, 1997
                                                                                       to December 31, 1997
                                                                                      ---------------------
Operations:
Net investment income .............................................................        $    5,536
Net change in unrealized gain or loss on investments ..............................           319,225
                                                                                           ----------
  Net increase in net assets resulting from operations ............................           324,761
                                                                                           ----------
Distributions to Shareholders:
From net investment income ........................................................            (7,500)
                                                                                           ----------
  Decrease in net assets from distributions to shareholders .......................            (7,500)
                                                                                           ----------
Fund Share Transactions:
Proceeds from shares sold .........................................................         7,500,000
                                                                                           ----------
  Net increase in net assets from fund share transactions .........................         7,500,000
                                                                                           ----------
Net change in net assets ..........................................................         7,817,261
Net assets:
Beginning of period ...............................................................                --
                                                                                           ----------
End of period .....................................................................        $7,817,261
                                                                                           ==========
End of period net assets includes distributions in excess of net investment income         $   (1,964)
                                                                                           ==========
Share Transactions:
Number of shares sold .............................................................           750,000
                                                                                           ----------
  Net increase ....................................................................           750,000
                                                                                           ==========


                                           See Notes to Financial Statements. 67

Aetna Variable Portfolios, Inc.
Notes to Financial Statements--December 31, 1997
Aetna Index Plus Small Cap Portfolio
--------------------------------------------------------------------------------

1. Organization

Aetna Variable Portfolios, Inc. (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Maryland on June 4, 1996. The Articles of Incorporation permit the Fund to offer separate Portfolios each of which has its own investment objective, policies and restrictions.

The Fund offers eleven Portfolios, one of which, Aetna Index Plus Small Cap Portfolio (Portfolio), which commenced operations on December 19, 1997, is described in this report.

The Portfolio seeks to outperform the total return performance of publicly traded common stocks represented by the Standard & Poor's (S&P) 600 Small Cap Index, a stock market index composed of 600 common stocks selected by the S&P.

Shares of the Portfolio are owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts and variable life insurance policies. Currently, all shares are held by separate accounts of Aetna Life Insurance and Annuity Company (ALIAC) and its subsidiary, Aetna Insurance Company of America.

ALIAC serves as the Investment Adviser and principal underwriter to the Portfolio. ALIAC is an indirect wholly-owned subsidiary of Aetna Retirement Services, Inc. which is in turn a wholly-owned subsidiary of Aetna Inc. Aeltus Investment Management, Inc. (Aeltus), an affiliate of ALIAC, is employed as a subadviser to the Portfolio.


2. Summary of Significant Accounting Policies

A. Valuation of Investments

The accompanying financial statements of the Portfolio have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors.


B. Federal Income Taxes

As a qualified regulated investment company, the Portfolio is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.


C. Distributions

The Portfolio distributes all of its net investment income and capital gains, if any, to shareholders annually. Distributions from net investment income are based on taxable net income. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. For the period ended December 31, 1997, there were no differences.


D. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

Aetna Variable Portfolios, Inc.
Notes to Financial Statements--December 31, 1997
Aetna Index Plus Small Cap Portfolio (continued)
--------------------------------------------------------------------------------

3. Investment Advisory Fee and Other Expenses

The Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.40% of its average daily net assets.

Under the terms of an Administrative Services Agreement, ALIAC acts as administrator and provides all administrative services necessary for the Portfolio's operations and is responsible for the supervision of the Portfolio's other service providers. ALIAC also assumes all ordinary, recurring costs of the Portfolio, such as custodian fees, directors' fees, transfer agent costs and accounting expenses. For these services, ALIAC receives an annual fee, payable monthly, at a rate of 0.20% of the average daily net assets of the Portfolio.

Under the terms of a Subadvisory Agreement among the Porfolio, ALIAC and Aeltus, Aeltus supervises the investment and reinvestment of cash and securities and provides certain related administrative services to the Portfolio in exchange for a fee (payable by ALIAC) of up to 0.30% of average daily net assets of the portfiolio. For the period ended December 31, 1997, ALIAC paid Aeltus $869 in accordance with the terms of the Subadvisory Agreement.


4. Purchases of Investment Securities

Purchases of investment securities, excluding short-term investments, for the period ended December 31, 1997, were $7,377,995.

Aetna Variable Portfolios, Inc.
Financial Highlights
Aetna Index Plus Small Cap Portfolio
--------------------------------------------------------------------------------

Selected data for a fund share outstanding throughout the period.

                                                                                 Period from
                                                                              December 19, 1997
                                                                             to December 31, 1997
                                                                            ---------------------
Net asset value, beginning of period ....................................       $  10.000
                                                                                ---------
Income from investment operations:
 Net investment income ..................................................           0.007
 Net realized and unrealized gain on investments ........................           0.426
                                                                                ---------
   Total from investment operations .....................................           0.433
                                                                                ---------
Less distributions:
 From net investment income .............................................          (0.010)
                                                                                ---------
   Total distributions ..................................................          (0.010)
                                                                                ---------
Net asset value, end of period ..........................................       $  10.423
                                                                                =========
Total return* ...........................................................            4.33%
Net assets, end of period (000's) .......................................       $   7,817
Ratio of total expenses to average net assets ...........................            0.60%(1)
Ratio of net investment income to average net assets ....................            1.90%(1)
Average commission rate paid per share on purchases of equity securities        $  0.0797

(1) Annualized.
* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

70  See Notes to Financial Statements.

--------------------------------------------------------------------------------

                         Independent Auditors' Report


The Board of Directors and Shareholders
Aetna Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities of Aetna Index Plus Small Cap Portfolio, a portfolio of Aetna Variable Portfolios, Inc. (the Portfolio), including the portfolio of investments, as of December 31, 1997, and the related statements of operations, changes in net assets and the financial highlights for the period from December 19, 1997 (date of commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aetna Index Plus Small Cap Portfolio, as of December 31, 1997, the results of its operations, changes in its net assets and financial highlights for the period from December 19, 1997 to December 31, 1997, in conformity with generally accepted accounting principles.



                                              /s/ KPMG Peat Marwick LLP
                                              KPMG Peat Marwick LLP

Hartford, Connecticut
February 13, 1998






X.SAIAET-98-1                                                October 1998

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

       (a)    Financial Statements:

              (1)     Included in Part A:

                        Financial Highlights

              (2)(i) Incorporated by reference in Part B to the Fund's Annual Report dated December 31, 1997 on Form N-30D (File No. 811-7651), as filed electronically with the Securities and Exchange Commission on March 5, 1998 (Accession No. 0000950146-98-000359):

                           Audited Financial Statements for Aetna Variable Index Plus Portfolio(1), Aetna Variable Small Company Portfolio(2), Aetna Variable Capital Appreciation Portfolio(3) and Aetna Variable Growth Portfolio(4) as of December 31, 1997, which include the following:

                           Portfolios of Investments

                           Statements of Assets and Liabilities as of December 31, 1997

                           Statements of Operations for the year ended December 31, 1997

                           Statements of Changes in Net Assets for the year
                             ended December 31, 1997 and the periods ended December 31, 1996

                           Notes to Financial Statements

                           Independent Auditors' Reports

                               1. Renamed Aetna Index Plus Large Cap VP
                                  effective May 1, 1998.

                               2. Renamed Aetna Small Company VP effective May
                                  1, 1998.

                               3. Renamed Aetna Value Opportunity VP effective
                                  May 1, 1998.

                               4. Renamed Aetna Growth VP effective May 1, 1998.

                 (ii) Included in Part B:

                           Audited Financial Statements as of December 31, 1997, which include the following:

                           Aetna High Yield Portfolio(1)

                             Portfolio of Investments

                             Statement of Assets and Liabilities as of December
                               31, 1997

                             Statements of Operations and Changes in Net Assets
                               for the period from December 10, 1997 to December 31, 1997

                             Notes to Financial Statements

                             Independent Auditors' Report

                           Aetna Index Plus Bond Portfolio(2)

                             Portfolio of Investments

                             Statement of Assets and Liabilities as of December
                               31, 1997

                             Statements of Operations and Changes in Net Assets
                               for the period from December 18, 1997 to December 31, 1997

                             Notes to Financial Statements

                             Independent Auditors' Report

                           Aetna Index Plus Mid Cap Portfolio(3)

                             Portfolio of Investments

                             Statement of Assets and Liabilities as of December
                               31, 1997

                             Statements of Operations and Changes in Net Assets
                               for the period from December 15, 1997 to December 31, 1997

                             Notes to Financial Statements

                             Independent Auditors' Report

                           Aetna Index Plus Small Cap Portfolio(4)

                             Portfolio of Investments

                             Statement of Assets and Liabilities as of December
                               31, 1997

                             Statements of Operations and Changes in Net Assets
                               for the period from December 19, 1997 to December 31, 1997

                             Notes to Financial Statements

                             Independent Auditors' Report

                           Aetna International Portfolio(5)

                             Portfolio of Investments

                             Statement of Assets and Liabilities as of December
                               31, 1997

                             Statements of Operations and Changes in Net Assets
                               for the period from December 22, 1997 to December 31, 1997

                             Notes to Financial Statements

                             Independent Auditors' Report

                           Aetna Mid Cap Portfolio(6)

                             Portfolio of Investments

                             Statement of Assets and Liabilities as of December
                               31, 1997

                             Statements of Operations and Changes in Net Assets
                               for the period from December 17, 1997 to December 31, 1997

                             Notes to Financial Statements

                             Independent Auditors' Report

                           Aetna Real Estate Securities Portfolio(7)

                             Portfolio of Investments

                             Statement of Assets and Liabilities as of December
                               31, 1997

                             Statements of Operations and Changes in Net Assets
                               for the period from December 16, 1997 to December 31, 1997

                             Notes to Financial Statements

                             Independent Auditors' Report

                               1. Renamed Aetna High Yield VP effective May 1,
                                  1998.

                               2. Renamed Aetna Index Plus Bond VP effective May
                                  1, 1998.

                               3. Renamed Aetna Index Plus Mid Cap VP effective
                                  May 1, 1998.

                               4. Renamed Aetna Index Plus Small Cap VP
                                  effective May 1, 1998.

                               5. Renamed Aetna International VP effective May
                                  1, 1998.

                               6. Renamed Aetna Mid Cap VP effective May 1,
                                  1998.

                               7. Renamed Aetna Real Estate Securities VP
                                  effective May 1, 1998.

                      (iii) Incorporated by reference in Part B to the Fund's Semi-annual Reports dated June 30, 1998, as filed electronically with the Securities and Exchange Commission on September 2, 1998 and September 3, 1998 (File Nos. 811-7651) (Accession Nos. 0000950146-98-001491 and
                      0000950146-98-001507, respectively):

                           Unaudited Financial Statements for Aetna Index Plus Large Cap VP, Aetna Small Company VP, Aetna Value Opportunity VP, Aetna Growth VP, Aetna High Yield VP, Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna International VP, Aetna Mid Cap VP and Aetna Real Estate Securities VP for the period ended June 30, 1998 which include the following:

                               Portfolios of Investments

                               Statements of Assets and Liabilities as of June
                                 30, 1998

                               Statements of Operations for the six month period
                                 ended June 30, 1998

                               Statements of Changes in Net Assets for the six
                                 month period ended June 30, 1998 and the periods ended December 31, 1997

                               Notes to Financial Statements

     (b) Exhibits

         (1)(a)   Articles of Incorporation (June 4, 1996)(1)

         (1)(b)   Articles of Amendment (October 15, 1996)(2)

         (1)(c)   Articles Supplementary (October 29, 1997)(3)

         (1)(d)   Articles of Amendment (May 1, 1998)(4)

         (2)      Amended Bylaws(2)

         (3)      Not applicable

         (4) Instruments Defining Rights of Holders (set forth in the Articles of Incorporation which are incorporated by reference)(1)

         (5)(a) Investment Advisory Agreement between Aeltus Investment Management, Inc. ("Aeltus") and Aetna Variable Portfolios, Inc., on behalf of Aetna Value Opportunity VP, Aetna Growth VP, Aetna Small Company VP, Aetna Index Plus Large Cap VP, Aetna High Yield VP, Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna International VP, Aetna Mid Cap VP and Aetna Real Estate Securities VP(3)

         (5)(b) Subadvisory Agreement between Bradley, Foster & Sargent, Inc. and Aetna Variable Portfolios, Inc., on behalf of Aetna Value Opportunity VP

         (6) Underwriting Agreement between Aetna Variable Portfolios, Inc. and Aetna Life Insurance and Annuity Company(2)

         (7)      Directors' Deferred Compensation Plan(3)

         (8)(a) Custodian Agreement between Aetna Variable Portfolios, Inc. and Mellon Bank, N.A. for Aetna Value Opportunity VP, Aetna Growth VP, Aetna Index Plus Large Cap VP and Aetna Small Company VP(2)

         (8)(b) Amendment to Custodian Agreement between Aetna Variable Portfolios, Inc. and Mellon Bank, N.A. for Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP, Aetna Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna High Yield VP and Aetna Real Estate Securities VP(3)

         (8)(c) Custodian Agreement between Aetna Variable Portfolios, Inc. and Brown Brothers Harriman & Co. for Aetna International VP(4)

         (9)(a) Administrative Services Agreement between Aeltus and Aetna Variable Portfolios, Inc., on behalf of Aetna Value Opportunity VP, Aetna Growth VP, Aetna Small Company VP, Aetna Index Plus Large Cap VP, Aetna High Yield VP, Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna International VP, Aetna Mid Cap VP and Aetna Real Estate Securities VP(3)

         (9)(b)   License Agreement(2)

         (10)     Opinion and Consent of Counsel

         (11)     Consent of Independent Auditors

         (12)     Not applicable

         (13)(a) Agreement re: Initial Contribution to Working Capital for Aetna Value Opportunity VP, Aetna Growth VP, Aetna Index Plus Large Cap VP and Aetna Small Company VP(2)

         (13)(b) Agreement re: Initial Contribution to Working Capital for Aetna Index Plus Bond VP, Index Plus Mid Cap VP, Aetna Mid Cap VP, Index Plus Small Cap VP, Aetna High Yield VP, Aetna Real Estate Securities VP and Aetna International VP(5)

         (14)     Not applicable

         (15)     Not applicable

         (16)     Schedule for Computation of Performance Data(2)

         (17)     See exhibit 27 below

         (18)     Not applicable

         (19)(a) Power of Attorney (December 10, 1997)(6)

         (19)(b)  Power of Attorney (June 24, 1998)(7)

         (19)(c)  Power of Attorney (September 29, 1998)(8)

         (19)(d)  Authorization for Signatures(5)

         (27)     Financial Data Schedule

1. Incorporated by reference to the Registration Statement on Form N-1A (File No. 333-05173), as filed electronically with the Securities and Exchange Commission on June 4, 1996 (Accession No. 0000928389-96-000122).

2. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on March 7, 1997 (Accession No. 0000950146-97-000336).

3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on February 26, 1998 (Accession No. 0000950146-98-000289).

4. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on April 27, 1998 (Accession No. 0000950146-98-000686).

5. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on September 26, 1997 (Accession No. 0000950146-97-001480).

6. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on January 16, 1998 (Accession No. 0000950146-98-000093).

7. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on June 29, 1998 (Accession No. 0000950146-98-001122).

8. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on September , 1998 (Accession No. 0000950146-98- ).

Item 25.      Persons Controlled by or Under Common Control

       Registrant is a Maryland corporation for which separate financial statements are filed. As of August 31, 1998, Aetna Life Insurance Company owned 77.03% of Aetna International VP's outstanding voting securities and Aetna Life Insurance and Annuity Company ("Aetna") had a controlling interest in the following portfolios of the Registrant:

                                                         % Aetna
             Aetna Value Opportunity VP                   92.26%
             Aetna Growth VP                              94.05%
             Aetna Index Plus Large Cap VP                96.28%
             Aetna Small Company VP                       95.19%
             Aetna Index Plus Bond VP                     100.00%
             Aetna Index Plus Mid Cap VP                  100.00%
             Aetna Mid Cap VP                             100.00%
             Aetna Index Plus Small Cap VP                100.00%
             Aetna High Yield VP                          100.00%
             Aetna Real Estate Securities VP              99.38%

       Aetna and Aetna Life Insurance Company are indirect wholly-owned subsidiaries of Aetna Inc.

       A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are incorporated herein by reference to Item 26 of the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically with the Securities and Exchange Commission on September 10, 1998 (Accession No.
       0000950146-98-001550).

Item 26. Number of Holders of Securities

              (1) Title of Class           (2) Number of Record Holders
                                                 as of August 31, 1998
Aetna Value Opportunity VP                                 2
Aetna Growth VP                                            2
Aetna Index Plus Large Cap VP                              2
Aetna Small Company VP                                     2
Aetna Index Plus Bond VP                                   3
Aetna Index Plus Mid Cap VP                                3
Aetna Mid Cap VP                                           2
Aetna Index Plus Small Cap VP                              3
Aetna High Yield VP                                        3
Aetna Real Estate Securities VP                            4
Aetna International VP                                     5

Item 27. Indemnification

       Article 10, Section (iv) of the Registrant's Articles of Incorporation, which are incorporated by reference to Registrant's Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on June 4, 1996 (Accession No. 0000950146-96-000122), provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers errors and omissions liability insurance policy issued by Gulf Insurance Company which expires October 1, 1999.

       Section XI.B of the Administrative Services Agreement filed herewith as
       Exhibit 9(a) provides for indemnification of the Administrator.

       Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

Item 28.  Business and Other Connections of Investment Adviser

       The investment adviser, Aeltus Investment Management, Inc. ("Aeltus"), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as investment adviser and administrator for the Registrant, Aeltus acts as investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (the "1940 Act")). It also acts as investment adviser to certain private accounts.

       The following table summarizes the business connections of the directors and principal officers of the investment adviser.

----------------------------- -------------------------------- ---------------------------------------------------------
 Name                          Positions and Offices            Other Principal Position(s) Held
                               with Investment Adviser          Since Oct. 31, 1995/Addresses*/**

----------------------------- -------------------------------- ---------------------------------------------------------
 John Y. Kim                   Director, President, Chief       Director (since February 1995) -- Aetna Life Insurance
                               Executive Officer, Chief         and Annuity Company; Senior Vice President (since
                               Investment Officer               September 1994) -- Aetna Life Insurance and Annuity
                                                                Company.

 J. Scott Fox                  Director, Managing Director,     Vice President (since April 1997) -- Aetna Retirement
                               Chief Operating Officer, Chief   Services, Inc.; Director and Senior Vice President
                               Financial Officer                (March 1997 - February 1998) -- Aetna Life Insurance
                                                                and Annuity Company; Managing Director, Chief Operating
                                                                Officer, Chief Financial Officer, Treasurer (April 1994 -
                                                                March 1997) -- Aeltus Investment Management, Inc.

 Thomas J. McInerney           Director                         President (since August 1997) -- Aetna Retirement
                                                                Services, Inc.; Director and President (since September
                                                                1997) -- Aetna Life Insurance and Annuity Company;
                                                                Executive Vice President (since August 1997) -- Aetna
                                                                Inc.; Vice President, Strategy (March 1997 - August
                                                                1997) -- Aetna Inc.; Vice President, Marketing and
                                                                Sales (December 1996 - March 1997) -- Aetna U.S.
                                                                Healthcare; Vice President, National Accounts (April
                                                                1996 - December 1996) -- Aetna U.S. Healthcare; Vice
                                                                President, Strategy, Finance, & Administration (July
                                                                1995 - April 1996) -- Aetna Inc.

 Catherine H. Smith            Director                         Director, Senior Vice President and Chief Financial
                                                                Officer (since February 1998) -- Aetna Life Insurance
                                                                and Annuity Company; Chief Financial Officer (since
                                                                February 1998) -- Aetna Retirement Services, Inc.; Vice
                                                                President, Strategy, Finance and Administration,
                                                                Financial Relations (September 1996 - February 1998) --
                                                                Aetna Inc.; Chief of Staff, Health/Group Life, Strategy
                                                                and Communication (April 1993 - September 1996) --
                                                                Aetna U.S. Healthcare.

 Lennart A. Carlson            Managing Director, Fixed         Managing Director (since January 1996) -- Aeltus Trust
                               Income Investments               Company.


 Steven C. Huber               Managing Director, Fixed         Portfolio Manager (August 1991 - August 1996) -- Aetna
                               Income Investments               Life Insurance and Annuity Company; Managing Director
                                                                (since August 1996) -- Aeltus Trust Company.

 Brian K. Kawakami             Vice President, Chief            Chief Compliance Officer & Director (since January
                               Compliance Officer               1996) -- Aeltus Trust Company; Chief Compliance Officer
                                                                (since August 1993) -- Aeltus Capital, Inc.

 Neil Kochen                   Managing Director, Product       Managing Director (since April 1996) -- Aeltus Trust
                               Development                      Company; Managing Director (since August 1996) --
                                                                Aeltus Capital, Inc.; Managing Director (July 1994 -
                                                                August 1996) -- Aetna Life Insurance and Annuity
                                                                Company.

 Frank Litwin                  Managing Director, Retail        Vice President, Strategic Marketing (April, 1992 -
                               Marketing and Sales              August, 1997) -- Fidelity Investments Institutional
                                                                Services Company.

 Kevin M. Means                Managing Director, Equity        Managing Director (July 1994 - August 1996) -- Aetna
                               Investments                      Life Insurance and Annuity Company; Managing Director
                                                                (since August 1996) -- Aeltus Trust Company.

 L. Charles Meythaler          Managing Director, Institutional Director (since July 1997) -- Aeltus Trust Company;
                               Marketing                        Managing Director (since June 1997) -- Aeltus Trust
                               and Sales                        Company; President (June 1993 - April 1997) -- New
                                                                England Investment Association.

 Jeanne Wong-Boehm             Managing Director, Fixed         Portfolio Manager (March 1982 - August 1996) -- Aetna
                               Income Investments               Life Insurance and Annuity Company; Portfolio Manager
                                                                (March 1982 - August 1996) -- Aetna Inc.; Managing
                                                                Director (since August 1996) -- Aeltus Trust Company.

* Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 242 Trumbull Street, Hartford, Connecticut 06103-1205. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.

** Certain officers and directors of the investment adviser currently hold (or have held during the past two years) other positions with affiliates of the Registrant that are not deemed to be principal positions.

For information regarding Bradley, Foster & Sargent, Inc. (Bradley), the subadviser for Aetna Value Opportunity VP, reference is hereby made to the section entitled "Subadviser" in the supplements dated October 1, 1998 (filed herewith) to the Prospectus dated May 1, 1998 and the Statement of Additional Information dated May 1, 1998. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers of Bradley, reference is hereby made to the current Form ADV (File No. 801-46616) of Bradley filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 29. Principal Underwriters

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna also acts as the principal underwriter for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund and Aetna Generation Portfolios, Inc. and as investment adviser, principal underwriter and administrator for Portfolio Partners, Inc. (all management investment companies registered under the 1940 Act). Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America ("AICA") (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) The following are the directors and principal officers of the
Underwriter:

           Name and Principal            Positions and Offices with          Positions and Offices
           Business Address*              Principal Underwriter                with Registrant
           -----------------              ---------------------                ---------------
           Thomas J. McInerney      Director and President                        None
           Shaun P. Mathews         Director and Senior Vice President            Director
           Catherine H. Smith       Director, Senior Vice President and Chief     None
                                    Financial Officer
           Robert D. Friedhoff      Senior Vice President                         None
           Steven A. Haxton         Senior Vice President                         None
           Frederick D. Kelsven     Vice President and Chief Compliance Officer   None
           John Y. Kim              Senior Vice President                         Director
           Deborah Koltenuk         Vice President, Treasurer and Corporate       None
                                    Controller
           Kirk P. Wickman          Vice President, General Counsel and           None
                                    Corporate Secretary

* Except with respect to Mr. Kim, the principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156. Mr. Kim's address is 242 Trumbull Street, Hartford, Connecticut 06103-1205.

     (c) Not applicable

Item 30.     Location of Accounts and Records

       As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 or 242 Trumbull Street, Hartford, Connecticut 06103-1205.

Item 31.     Management Services

       Not applicable.

Item 32.     Undertakings

       The Registrant undertakes that if requested by the holders of at least 10% of the Registrant's outstanding shares, the Registrant will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting as if Section 16(c) of the 1940 Act applied.

       The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of its latest annual report to shareholders, upon request and without charge.

       Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of this Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 333-05173) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford and State of Connecticut on the 30th day of September, 1998.

                            AETNA VARIABLE PORTFOLIOS, INC.
                            -------------------------------
                            Registrant


                            By:     J. Scott Fox*
                            -------------------------------
                                       J. Scott Fox
                                       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons on September 30, 1998 in the capacities indicated.

Signature                             Title                                       Date
---------                             -----                                       ----
J. Scott Fox*                         President and Director                        )
------------------------------------  (Principal Executive Officer)                 )
J. Scott Fox                                                                        )
                                                                                    )
Albert E. DePrince, Jr.**             Director                                      )
------------------------------------                                                )
Albert E. DePrince, Jr.                                                             )
                                                                                    )
Maria T. Fighetti*                    Director                                      )   September
------------------------------------                                                )
Maria T. Fighetti                                                                   )   30, 1998
                                                                                    )
David L. Grove*                       Director                                      )
------------------------------------                                                )
David L. Grove                                                                      )
                                                                                    )
John Y. Kim*                          Director                                      )
------------------------------------                                                )
John Y. Kim                                                                         )
                                                                                    )
Sidney Koch*                           Director                                     )
------------------------------------                                                )
Sidney Koch                                                                         )
                                                                                    )
Shaun P. Mathews*                      Director                                     )
------------------------------------                                                )
Shaun P. Mathews                                                                    )
                                                                                    )


Corine T. Norgaard*                    Director                                     )
------------------------------------                                                )
Corine T. Norgaard                                                                  )
                                                                                    )
Richard G. Scheide*                    Director                                     )
------------------------------------                                                )
Richard G. Scheide                                                                  )
                                                                                    )
Stephanie A. DeSisto ***               Treasurer and Chief Financial Officer        )
------------------------------------   (Principal Financial and Accounting Officer) )
Stephanie A. DeSisto                                                                )

By:    /s/
       -----------------------------------------------
      *Amy R. Doberman
       Attorney-in-Fact

* Executed pursuant to Power of Attorney dated December 10, 1997 and filed with the Securities and Exchange Commission on January 16, 1998 (Accession No. 0000950146-98-000093).

** Executed pursuant to Power of Attorney dated June 24, 1998 and filed with the Securities and Exchange Commission on June 29, 1998 (Accession No. 0000950146-98-001122).

*** Executed pursuant to Power of Attorney dated September , 1998 and filed with the Securities and Exchange Commission on September , 1998 (Accession No. 0000950146-98-______).

                         Aetna Variable Portfolios, Inc.
                                  EXHIBIT INDEX

Exhibit No.    Exhibit                                                                                 Page
-----------    -------                                                                                 ----
99-B.1(a)      Articles of Incorporation (June 4, 1996)                                                  *

99-B.1(b)      Articles of Amendment (October 15, 1996)                                                  *

99-B.1(c)      Articles Supplementary (October 29, 1997)                                                 *

99-B.1(d)      Articles of Amendment (May 1, 1998)                                                       *

99-B.2         Amended Bylaws                                                                            *

99-B.4         Instruments Defining Rights of Holders                                                    *

99-B.5(a)      Investment Advisory Agreement between Aeltus Investment Management, Inc.                  *
               ("Aeltus") and Aetna Variable Portfolios, Inc., on behalf of Aetna Value
               Opportunity VP, Aetna Growth VP, Aetna Small Company VP, Aetna Index Plus Large
               Cap VP, Aetna High Yield VP, Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap
               VP, Aetna Index Plus Small Cap VP, Aetna International VP, Aetna Mid Cap VP and
               Aetna Real Estate Securities VP

99-B.5(b)      Subadvisory Agreement between Bradley, Foster & Sargent, Inc. and Aetna
               Variable Portfolios, Inc., on behalf of Aetna Value Opportunity VP                   __________


99-B.6         Underwriting Agreement between Aetna Variable Portfolios, Inc. and Aetna Life             *
               Insurance and Annuity Company

99-B.7         Directors' Deferred Compensation Plan                                                     *

99-B.8(a)      Custodian Agreement between Aetna Variable Portfolios, Inc. and Mellon Bank, N.A.         *
               for Aetna Value Opportunity VP, Aetna Growth VP, Aetna Index Plus Large Cap VP
               and Aetna Small Company VP

99-B.8(b)      Amendment to Custodian Agreement between Aetna Variable Portfolios, Inc. and              *
               Mellon Bank, N.A. for Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP,
               Aetna Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna High Yield VP and Aetna
               Real Estate Securities VP

  *Incorporated by reference

Exhibit No.    Exhibit                                                                                 Page
-----------    -------                                                                                 ----
99-B.8(c)      Custodian Agreement between Aetna Variable Portfolios, Inc. and Brown Brothers            *
               Harriman & Co. for Aetna International VP

99-B.9(a)      Administrative Services Agreement between Aeltus and Aetna Variable Portfolios,           *
               Inc., on behalf of Aetna Value Opportunity VP, Aetna Growth VP, Aetna Small
               Company VP, Aetna Index Plus Large Cap VP, Aetna High Yield VP, Aetna Index Plus
               Bond VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna
               International VP, Aetna Mid Cap VP and Aetna Real Estate Securities VP

99-B.9(b)      License Agreement                                                                         *

99-B.10        Opinion and Consent of Counsel                                                       __________

99-B.11        Consent of Independent Auditors                                                      __________

99-B.13(a)     Agreement re:  Initial Contribution to Working Capital for Aetna Value Opportunity        *
               VP, Aetna Growth VP, Aetna Index Plus Large
               Cap VP and Aetna Small Company VP

99-B.13(b)     Agreement re: Initial Contribution to Working Capital for                                 *
               Aetna Index Plus Bond VP, Index Plus Mid Cap VP, Aetna Mid
               Cap VP, Index Plus Small Cap VP, Aetna High Yield VP, Aetna
               Real Estate Securities VP and Aetna International VP

99-B.16        Schedule for Computation of Performance Data                                              *

99-B.19(a)     Power of Attorney (December 10, 1997)                                                     *

99-B.19(b)     Power of Attorney (June 24, 1998)                                                         *

99-B.19(c)     Power of Attorney (September 29, 1998)                                                    *

99-B.19(d)     Authorization for Signatures                                                              *

27             Financial Data Schedule                                                              __________

  *Incorporated by reference